filed with the SEC on _______________________________.
                                                     Registration No.  333-94117

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                        Post-Effective Amendment No. 3 to


                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
               OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED
                                 ON FORM N-8B-2


                                   PRUCO LIFE
                           VARIABLE UNIVERSAL ACCOUNT
                              (Exact Name of Trust)

                          PRUCO LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          Pruco Life Insurance Company
                              213 Washington Street
                          Newark, New Jersey 07102-2992
                                 (800) 286-7754
          (Address and telephone number of principal executive offices)


                                Thomas C. Castano
                               Assistant Secretary
                          Pruco Life Insurance Company
                              213 Washington Street
                          Newark, New Jersey 07102-2992
                     (Name and address of agent for service)

                                    Copy to:
                                Jeffrey C. Martin
                                 Shea & Gardner
                         1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036



It is proposed that this filing will become effective (check appropriate space):

     [_]  immediately upon filing pursuant to paragraph (b) of Rule 485


     [X]  on May 1, 2002 pursuant to paragraph (b) of Rule 485
             ----------
               (date)


     [_]  60 days after filing pursuant to paragraph (a) of Rule 485

     [_]  on            pursuant to paragraph (a) of Rule 485
             ----------
               (date)

                              CROSS REFERENCE SHEET
                          (as required by Form N-8B-2)

N-8B-2 Item Number       Location
------------------       --------

       1.                Cover Page

       2.                Cover Page

       3.                Not Applicable

       4.                Sale of the Contract and Sales Commissions

       5.                Pruco Life Variable Universal Account

       6.                Pruco Life Variable Universal Account

       7.                Not Applicable

       8.                Not Applicable

       9.                Litigation and Regulatory Proceedings

       10. Introduction and Summary; Voting Rights; Charges and Expenses; Short-Term Cancellation Right or "Free Look"; Types of Death Benefit; Changing the Type of Death Benefit; Premiums; Allocation of Premiums; Transfers; Dollar Cost Averaging; Auto-Rebalancing; How a Contract's Cash Surrender Value Will Vary; How a Type A (Fixed) Contract's Death Benefit Will Vary; How a Type B (Variable) Contract's Death Benefit Will Vary; Surrender of a Contract; Withdrawals; Decreases in Basic Insurance Amount; When Proceeds are Paid; Contract Loans; Lapse and Reinstatement; Other General Contract Provisions; Riders; Substitution of Fund Shares

       11.               Introduction and Summary; Pruco Life Variable Universal
                         Account

       12. Cover Page; Introduction and Summary; The Funds; Sale of the Contract and Sales Commissions

       13.               Introduction  and  Summary;   The  Funds;  Charges  and
                         Expenses; Premiums; Allocation of Premiums; Sale of the Contract and Sales Commissions

       14. Introduction and Summary; Detailed Information for Prospective Contract Owners

       15.               Introduction  and  Summary;  Premiums;   Allocation  of
                         Premiums;    Transfers;    Dollar    Cost    Averaging;
                         Auto-Rebalancing

       16. Introduction and Summary; Detailed Information for Prospective Contract Owners

       17.               When Proceeds are Paid

N-8B-2 Item Number       Location
------------------       --------

       18.               Pruco Life Variable Universal Account

       19.               Reports to Contract Owners

       20.               Not Applicable

       21.               Contract Loans

       22.               Not Applicable

       23.               Not Applicable

       24.               Other General Contract Provisions

       25.               Pruco Life Insurance Company

       26.               Introduction  and  Summary;   The  Funds;  Charges  and
                         Expenses

       27.               Pruco Life Insurance Company; The Funds

       28.               Pruco Life Insurance Company; Directors and Officers

       29.               Pruco Life Insurance Company

       30.               Not Applicable

       31.               Not Applicable

       32.               Not Applicable

       33.               Not Applicable

       34.               Not Applicable

       35.               Pruco Life Insurance Company

       36.               Not Applicable

       37.               Not Applicable

       38.               Sale of the Contract and Sales Commissions

       39.               Sale of the Contract and Sales Commissions

       40.               Not Applicable

       41.               Sale of the Contract and Sales Commissions

       42.               Not Applicable

       43.               Not Applicable

       44. Introduction and Summary; The Funds; How a Contract's Cash Surrender Value Will Vary; How a Type A (Fixed) Contract's Death Benefit Will Vary; How a Type B (Variable) Contract's Death Benefit Will Vary

N-8B-2 Item Number       Location
------------------       --------

       45.               Not Applicable

       46. Introduction and Summary; Pruco Life Variable Universal Account; The Funds

       47.               Pruco Life Variable Universal Account; The Funds

       48.               Not Applicable

       49.               Not Applicable

       50.               Not Applicable

       51.               Not Applicable

       52.               Substitution of Fund Shares

       53.               Tax Treatment of Contract Benefits

       54.               Not Applicable

       55.               Not Applicable

       56.               Not Applicable

       57.               Not Applicable

       58.               Not Applicable

       59. Financial Statements: Financial Statements of the Pruco Life Variable Universal Account; Consolidated Financial Statements of Pruco Life Insurance Company and its subsidiaries

                                     PART I

                       INFORMATION REQUIRED IN PROSPECTUS

PROSPECTUS

May 1, 2002


PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
SURVIVORSHIP VARIABLE UNIVERSAL LIFE

This prospectus describes an individual flexible premium survivorship variable universal life insurance contract (the "Contract"), offered by Pruco Life
Insurance Company ("Pruco Life," "us," "we," or "our"). Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America. The Contract provides life insurance coverage on two insureds with a death benefit payable on the second death.

Investment Choices

Survivorship Variable Universal Life offers a wide variety of investment choices, including 36 variable investment options that invest in mutual funds managed by these leading asset managers:


o    Prudential Investments LLC


o    A I M Advisors, Inc.

o    American Century Investment Management, Inc.

o    Franklin Advisers, Inc.


o    Janus Capital Management LLC


o    MFS Investment Management"

o    T. Rowe Price International, Inc.

For a complete list of the 36 available variable investment options and their investment objectives, see The Funds, page 8.

You may also choose to invest your Contract's premiums and its earnings in the fixed-rate option which pays a guaranteed interest rate. See The Fixed-Rate Option, page 13.

This prospectus describes the Contract generally and the Pruco Life Variable Universal Account (the "Account"). The attached prospectuses for the Funds, and their related statements of additional information describe the investment objectives and the risks of investing in the Fund portfolios. Pruco Life may add additional investment options in the future. Please read this prospectus and keep it for future reference.

The  Securities   and  Exchange   Commission   ("SEC")   maintains  a  Web  site
(http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the SEC.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Contract may be purchased through registered representatives located in banks and other financial institutions. An investment in the Contract is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency and may lose value. An investment is also not a condition to the provision or term of any banking service or activity. The participating bank is not a registered broker-dealer and is not affiliated with Pruco Securities Corporation.


                          Pruco Life Insurance Company
                              213 Washington Street
                          Newark, New Jersey 07102-2992
                            Telephone: (800) 782-5356

                               PROSPECTUS CONTENTS
                                                                            Page

DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS...........................1

INTRODUCTION AND SUMMARY.......................................................2
   Brief Description of the Contract...........................................2
   Charges.....................................................................2
   Types of Death Benefit......................................................6
   Premium Payments............................................................6
   Refund......................................................................6

GENERAL INFORMATION ABOUT PRUCO LIFE INSURANCE COMPANY, PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT, AND THE VARIABLE INVESTMENT OPTIONS AVAILABLE UNDER THE
CONTRACT.......................................................................7
   Pruco Life Insurance Company................................................7
   The Pruco Life Variable Universal Account...................................7
   The Funds...................................................................8
   Voting Rights..............................................................13
   The Fixed-Rate Option......................................................13
   Which Investment Option Should Be Selected?................................14

DETAILED INFORMATION FOR PROSPECTIVE CONTRACT OWNERS..........................14
   Charges and Expenses.......................................................14
   Requirements for Issuance of a Contract....................................20
   Short-Term Cancellation Right or "Free-Look"...............................20
   Types of Death Benefit.....................................................21
   Changing the Type of Death Benefit.........................................21
   Contract Date..............................................................22
   Premiums...................................................................22
   Allocation of Premiums.....................................................24
   Death Benefit Guarantee....................................................24
   Transfers..................................................................26
   Dollar Cost Averaging......................................................27
   Auto-Rebalancing...........................................................27
   How a Contract's Cash Surrender Value Will Vary............................27
   How a Type A (Fixed) Contract's Death Benefit Will Vary....................28
   How a Type B  (Variable)  Contract's  Death  Benefit Will
   Vary.......................................................................29
   Surrender of a Contract....................................................30
   Withdrawals................................................................30
   Decreases in Basic Insurance Amount........................................31
   When Proceeds Are Paid.....................................................32
   Illustrations of Cash Surrender  Values,  Death Benefits,
   and Accumulated Premiums...................................................32
   Contract Loans.............................................................34
   Sale of the Contract and Sales Commissions.................................35
   Tax Treatment of Contract Benefits.........................................35
   Lapse and Reinstatement....................................................38
   Legal  Considerations  Relating to Sex-Distinct  Premiums
   and Benefits...............................................................38
   Other General Contract Provisions..........................................38
   Riders.....................................................................39
   Substitution of Fund Shares................................................40
   Reports to Contract Owners.................................................40
   State Regulation...........................................................40

   Experts....................................................................40
   Litigation and Regulatory Proceedings......................................40
   Additional Information.....................................................41
   Financial Statements.......................................................42

DIRECTORS AND OFFICERS........................................................43

FINANCIAL  STATEMENTS OF THE PRUCO LIFE  VARIABLE  UNIVERSAL
ACCOUNT.......................................................................A1

CONSOLIDATED  FINANCIAL  STATEMENTS OF PRUCO LIFE  INSURANCE
COMPANY AND SUBSIDIARIES......................................................B1

              DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS

accumulated net payments -- The actual premium payments you make accumulated at an effective annual rate of 4%, less any withdrawals you make, accumulated at an effective annual rate of 4%.

attained age -- An insured's age on the Contract date plus the number of years since then.


basic insurance amount -- The amount of life insurance as shown in the Contract, not including riders. Also referred to as "face amount."


cash value -- An amount equal to the Contract Fund minus surrender charges.

cash surrender value -- The amount payable to the Contract owner upon surrender of the Contract. It is equal to the Contract Fund minus any Contract debt and minus surrender charges. Also referred to in the Contract as Net Cash Value.

Contract -- The Pruco Life Survivorship Variable Universal Life policy described in this prospectus.

Contract anniversary -- The same date as the Contract date in each later year.

Contract date -- The date the Contract is effective, as specified in the Contract.

Contract debt -- The principal amount of all outstanding loans plus any interest accrued thereon.

Contract Fund -- The total amount credited to a specific Contract. On any date it is equal to the sum of the amounts in all the variable investment options and the fixed-rate option, and the principal amount of any Contract debt plus any interest earned thereon.

Contract month -- A month that starts on the Monthly date.

Contract owner[s] -- You. Unless a different owner is named in the application, the owners of the Contract are the insureds jointly or the survivor of them. If the Contract is owned jointly, the exercise of rights under the Contract must be made by both jointly.

Contract year -- A year that starts on the Contract date or on a Contract anniversary.

death benefit -- If the Contract is not in default, this is the amount we will pay upon the second death of two insureds, assuming no Contract debt.

fixed-rate option -- An investment option under which Pruco Life guarantees that interest will be added to the amount invested at a rate declared periodically in advance.

Funds -- Mutual funds with separate portfolios. One or more of the available Fund portfolios may be chosen as an underlying investment for the Contract.

issue age -- An insured's age as of the Contract date.

Lifetime Death Benefit Guarantee period -- The lifetime of the Contract, during which time the Lifetime Death Benefit Guarantee is available if sufficient premiums are paid and there is no outstanding loan. See Death Benefit Guarantee, page 24.

Limited Death Benefit Guarantee period -- the period until age 75 of the younger insured or 10 years after issue, whichever comes later, during which time the Limited Death Benefit Guarantee is available if sufficient premiums are paid and there is no outstanding loan. The period applicable to your Contract is shown on the Contract data pages. See Death Benefit Guarantee, page 24.

Monthly date -- The Contract date and the same date in each subsequent month.

Pruco Life Insurance Company -- Pruco Life, us, we, our. The company offering the Contract.

separate account -- Amounts under the Contract that are allocated to the variable investment options held by us in a separate account called the Pruco Life Variable Universal Account. The separate account is set up apart from all of the general assets of Pruco Life Insurance Company.

valuation period -- The period of time from one determination of the value of the amount invested in a variable investment option to the next. Such determinations are made when the net asset values of the portfolios of the Funds are calculated, which is generally at 4:00 p.m. Eastern time on each day during which the New York Stock Exchange is open.

variable investment options -- The portfolios of the mutual funds available under this Contract, whose shares are held in the separate account.

you -- The owner[s] of the Contract.

                            INTRODUCTION AND SUMMARY

This Summary provides a brief overview of the more significant aspects of the Contract. We provide further detail in the subsequent sections of this prospectus and in the Contract.

Brief Description of the Contract

The Pruco Life Survivorship Variable Universal Life Contract is a flexible premium variable universal life insurance policy. It is issued by Pruco Life Insurance Company. The Contract provides life insurance coverage, with a death benefit payable upon the second death of two insureds. If the Contract is not in default, the amount we will pay will be the death benefit determined as of the date of the second death reduced by any Contract debt. See Contract Loans, page
34. A significant element of the Contract is the Contract Fund. The Contract Fund represents the value of your Contract and changes every business day. A broad objective of the Contract is to provide benefits that will increase in value if favorable investment results are achieved. You may invest premiums in one or more of the 36 available variable investment options or in the fixed-rate option. Your Contract Fund value changes every day depending upon the change in value of the particular investment options that you have selected.

Although the value of your Contract Fund will increase if there is favorable investment performance in the variable investment options you select, investment returns in the variable investment options are NOT guaranteed. There is a risk that investment performance will be unfavorable and that the value of your Contract Fund will decrease. The risk will be different, depending upon which investment options you choose. See Which Investment Option Should Be Selected?, page 14. If you select the fixed-rate option, Pruco Life credits your account with a declared rate or rates of interest. You assume the risk that the rate may change, although it will never be lower than an effective annual rate of 4%.

Variable life insurance contracts are unsuitable as short-term savings vehicles. Loans will negate any guarantee against lapse and may result in adverse tax consequences. See Death Benefit Guarantee, page 24, and Tax Treatment of Contract Benefits, page 35.

The replacement of life insurance is generally not in your best interest. In most cases, if you require additional coverage, the benefits of your existing contract can be protected by purchasing additional insurance or a supplemental contract. If you are considering replacing a contract, you should compare the benefits and costs of supplementing your existing contract with the benefits and costs of purchasing the Contract described in this prospectus and you should consult with a qualified tax adviser.

This prospectus may only be offered in jurisdictions in which the offering is lawful. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus and in the prospectuses and statements of additional information for the Funds.

Charges

The following chart outlines the components of your Contract Fund and the adjustments which may be made including the maximum charges which may be deducted from each premium payment and from the amounts held in the designated investment options. These charges are largely designed to cover insurance costs and risks as well as sales and administrative expenses.

The maximum charges shown in the chart, as well as the current lower charges, are fully described under Charges and Expenses, page 14.

                                 Premium Payment

     o less a charge of up to 7.5% of the premiums paid for taxes attributable to premiums. In Oregon this is called a premium based administrative charge.

     o less a charge for sales expenses during the first five contract years at a rate of up to 12%; after the fifth contract year, we may charge up to 4%.

                             Invested Premium Amount

     To be invested in one or a combination of:


          o    36 variable investment options


          o    The fixed-rate option

                                 Contract Fund

On the Contract Date, the Contract Fund is equal to the invested premium amount minus any of the charges described below which may be due on that date. Thereafter, the value of the Contract Fund changes daily.

                                 Daily Charges

o We deduct management fees and expenses from the Fund assets. See Underlying Portfolio Expenses chart, below.

o We deduct a daily mortality and expense risk charge, equivalent to an effective annual rate of up to 0.9%, from assets in the variable investment options.

                                Monthly Charges

o During the first five years, we reduce the Contract Fund by a monthly administrative charge of $10.00 per Contract plus up to $0.10 per $1,000 of basic insurance amount; after the first five Contract years, we charge $10.00 per Contract plus up to $0.05 per $1,000 of the basic insurance amount.

o    We deduct a cost of insurance ("COI") charge.

o    If the Contract  includes riders, we deduct rider charges from the Contract
     Fund.

o If the rating class of an insured results in an extra charge, we will deduct that charge from the Contract Fund.

o We reserve the right to deduct a charge to cover federal, state or local taxes imposed upon the operations of the Account.

                          Possible Additional Charges

o We will assess contingent deferred sales and administrative charges (surrender charges) if the Contract is surrendered. We may charge up to $8 per $1,000 of basic insurance amount if you surrender your Contract. This charge is level for the first five years and declines monthly until it reaches zero at the end of the 10th Contract year.

o We assess an administrative processing charge of up to $25 for any withdrawals.

o We reserve the right to charge up to $25 for each basic insurance amount decrease, although no such charge is currently being made.

o We assess an administrative processing charge of up to $25 for each transfer exceeding 12 in any Contract year.

                                                 Underlying Portfolio Expenses
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Total          Total
                                                           Investment       Other        12b-1      Contractual       Actual
      The Prudential Series Fund, Inc. Portfolios         Advisory Fee    Expenses       Fees        Expenses       Expenses*
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
Conservative Balanced                                        0.55%          0.03%         N/A          0.58%          0.58%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
Diversified Bond                                             0.40%          0.04%         N/A          0.44%          0.44%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
Equity                                                       0.45%          0.04%         N/A          0.49%          0.49%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
Flexible Managed                                             0.60%          0.04%         N/A          0.64%          0.64%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
Global                                                       0.75%          0.09%         N/A          0.84%          0.84%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
High Yield Bond                                              0.55%          0.05%         N/A          0.60%          0.60%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
Jennison                                                     0.60%          0.04%         N/A          0.64%          0.64%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
Money Market                                                 0.40%          0.03%         N/A          0.43%          0.43%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
Stock Index                                                  0.35%          0.04%         N/A          0.39%          0.39%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
Value                                                        0.40%          0.04%         N/A          0.44%          0.44%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
SP Aggressive Growth Asset Allocation (1)                    0.84%          0.90%         N/A          1.74%          1.04%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
SP AIM Aggressive Growth                                     0.95%          2.50%         N/A          3.45%          1.07%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
SP AIM Core Equity                                           0.85%          1.70%         N/A          2.55%          1.00%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
SP Alliance Large Cap Growth                                 0.90%          0.67%         N/A          1.57%          1.10%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
SP Alliance Technology                                       1.15%          2.01%         N/A          3.16%          1.30%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
SP Balanced Asset Allocation (1)                             0.75%          0.52%         N/A          1.27%          0.92%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
SP Conservative Asset Allocation (1)                         0.71%          0.35%         N/A          1.06%          0.87%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
SP Davis Value                                               0.75%          0.28%         N/A          1.03%          0.83%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
SP Deutsche International Equity                             0.90%          2.37%         N/A          3.27%          1.10%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
SP Growth Asset Allocation (1)                               0.80%          0.66%         N/A          1.46%          0.97%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
SP INVESCO Small Company Growth                              0.95%          1.89%         N/A          2.84%          1.15%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
SP Jennison International Growth                             0.85%          1.01%         N/A          1.86%          1.24%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
SP Large Cap Value                                           0.80%          1.18%         N/A          1.98%          0.90%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
SP MFS Capital Opportunities                                 0.75%          2.29%         N/A          3.04%          1.00%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
SP MFS Mid-Cap Growth                                        0.80%          1.31%         N/A          2.11%          1.00%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
SP PIMCO High Yield                                          0.60%          0.48%         N/A          1.08%          0.82%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
SP PIMCO Total Return                                        0.60%          0.22%         N/A          0.82%          0.76%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
SP Prudential U.S. Emerging Growth                           0.60%          0.81%         N/A          1.41%          0.90%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
SP Small/Mid Cap Value                                       0.90%          0.66%         N/A          1.56%          1.05%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
SP Strategic Partners Focused Growth                         0.90%          1.71%         N/A          2.61%          1.01%
-------------------------------------------------------- -------------- ------------ ------------ --------------- -------------
* Reflects fee waivers, reimbursement of expenses, and expense reductions, if any.
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                 Underlying Portfolio Expenses
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Total         Total
                                                               Investment                    12b-1     Contractual      Actual
                         Portfolios                          Advisory Fees  Other Expenses   Fees       Expenses      Expenses*
------------------------------------------------------------ ------------- ---------------- ------- ----------------- ---------
AIM Variable Insurance Funds
 AIM V.I. Premier Equity Fund - Series I shares                   0.60%          0.25%        N/A         0.85%         0.85%
------------------------------------------------------------ ------------- ---------------- ------- ----------------- ---------
American Century Variable Portfolios, Inc. (2)
 VP Value Fund                                                    0.97%          0.00%        N/A         0.97%         0.97%
------------------------------------------------------------ ------------- ---------------- ------- ----------------- ---------
Franklin Templeton Variable Insurance
Products Trust (3)
 Franklin Small Cap Fund - Class 2                                0.53%          0.31%       0.25%        1.09%         1.01%
------------------------------------------------------------ ------------- ---------------- ------- ----------------- ---------
Janus Aspen Series (4)
 Growth Portfolio - Institutional Shares                          0.65%          0.01%        N/A         0.66%         0.66%
------------------------------------------------------------ ------------- ---------------- ------- ----------------- ---------
MFS(R) Variable Insurance Trust(SM) (5)
 Emerging Growth Series                                           0.75%          0.12%        N/A         0.87%         0.86%
------------------------------------------------------------ ------------- ---------------- ------- ----------------- ---------
T. Rowe Price International Series, Inc. (6)
 International Stock Portfolio                                    1.05%          0.00%        N/A         1.05%         1.05%
------------------------------------------------------------ ------------- ---------------- ------- ----------------- ---------
* Reflects fee waivers, reimbursement of expenses, and expense reductions, if any.
-------------------------------------------------------------------------------------------------------------------------------

(1) Prudential Series Fund, Inc. Each Asset Allocation Portfolio invests shares in other Fund Portfolios. The Advisory Fees for the Asset Allocation Portfolios are the product of a blend of the Advisory Fees of those other Fund Portfolios, plus 0.05% annual advisory fee payable to PI.

(2) American Century Variable Portfolios, Inc. The "Investment Advisory Fees" include ordinary expenses of managing and operating the Fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The Fund has a stepped fee schedule. As a result, the Fund's management fee rate decreases as the Fund's assets increase.

(3) Franklin Templeton Variable Insurance Products Trust The manager has agreed in advance to make an estimated reduction of 0.08% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin
     Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order by the Securities and Exchange Commission.

(4) Janus Aspen Series The table reflects expenses for the fiscal year ended December 31, 2001. All expenses are shown without the effect of any offset arrangements.

(5) MFS(R) Variable Insurance Trust SM An expense offset arrangement with the Fund's custodian resulted in a reduction in "Other Expenses" by 0.01% and is reflected in the "Total Actual Expenses."

(6) T. Rowe Price International Series, Inc. The Investment Advisory Fees include ordinary recurring operating expenses of the Funds.

The expenses relating to the Funds, other than those of the Series Fund, have been provided to Pruco Life by the Funds. Pruco Life has not independently verified them.

Types of Death Benefit

There are two types of death benefit available: Type A (fixed) death benefit and Type B (variable) death benefit. You may choose a Type A death benefit under which the cash surrender value varies daily with investment experience, and the death benefit you initially chose does not change. However, the Contract Fund may grow to a point where the death benefit may increase and vary with investment experience. You may choose a Type B death benefit under which the cash surrender value and the death benefit both vary with investment experience. For either type of death benefit, as long as the Contract is in-force, the death benefit will never be less than the basic insurance amount shown in your Contract. See Type of Death Benefit, page 21.

Premium Payments

The Contract is a flexible premium contract - there are no scheduled premiums. Except for the minimum initial premium, and subject to a minimum of $25 per subsequent payment ($15 for premiums made by electronic fund transfer), you choose the timing and amount of premium payments. The Contract will remain in-force if the Contract Fund is sufficient to cover the charges, including surrender charges. Paying insufficient premiums, poor investment results, or the taking of loans or withdrawals from the Contract will increase the possibility that the Contract will lapse. However, if the accumulated premiums you pay, less withdrawals, are high enough, and you have no Contract debt, Pruco Life guarantees that your Contract will not lapse even if investment experience is very unfavorable and the Contract Fund drops below zero. There are two guarantees available, one that lasts for the lifetime of the Contract and one that lasts for a stated, reasonably lengthy period. The guarantee for the life of the Contract requires higher premium payments. See Premiums, page 22, Death Benefit Guarantee, page 24 and Lapse and Reinstatement, page 38. You should discuss your billing options with your Pruco Life representative when you apply for the Contract. See Premiums, page 22.

Refund

For a limited time, you may return your Contract for a refund in accordance with the terms of its "free-look" provision. See Short-Term Cancellation Right or "Free-Look," page 20.

For the DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS, see page 1.

             GENERAL INFORMATION ABOUT PRUCO LIFE INSURANCE COMPANY, PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT, AND THE VARIABLE
                 INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Pruco Life Insurance Company

Pruco Life Insurance Company ("Pruco Life", "us", "we", or "our") is a stock insurance company, organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York. These Contracts are not offered in any state where the necessary approvals have not been obtained.


Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a New Jersey stock life insurance company that has been doing business since 1875. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company. As Pruco Life's ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life and Prudential. However, neither Prudential Financial, Prudential, nor any other related company has any legal responsibility to pay amounts that Pruco Life may owe under the contract or policy.


The Pruco Life Variable Universal Account

We have established a separate account, the Pruco Life Variable Universal Account (the "Account"), to hold the assets that are associated with the Contracts. The Account was established on April 17, 1989 under Arizona law and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The Account meets the definition of a "separate account" under the federal securities laws. The Account holds assets that are segregated from all of Pruco Life's other assets.

Pruco Life is also the legal owner of the assets in the Account. Pruco Life will maintain assets in the Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Account. These assets may not be charged with liabilities which arise from any other business Pruco Life conducts. In addition to these assets, the Account's assets may include funds contributed by Prudential to commence operation of the Account and may include accumulations of the charges Pruco Life makes against the Account. From time to time these additional assets will be transferred to Pruco Life's general account. Pruco Life will consider any possible adverse impact the transfer might have on the Account before making any such transfer.

The obligations to Contract owners and beneficiaries arising under the Contract are general corporate obligations of Pruco Life.

Currently, you may invest in one or a combination of 36 available variable investment options. When you choose a variable investment option, we purchase shares of a mutual fund which are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life that invests in a particular mutual fund is referred to in your Contract as the subaccount. Pruco Life may add additional variable investment options in the future. The Account's financial statements begin on page A1.

The Funds

Listed below are the mutual funds (the "Funds") in which the variable investment options invest, the investment objectives, and investment advisers.

Each of the Funds has a separate prospectus that is provided with this prospectus. You should read the Fund prospectus before you decide to allocate assets to the variable investment option using that Fund. There is no assurance that the investment objectives of the Funds will be met.


The Prudential Series Fund, Inc. (the "Series Fund"):

o Conservative Balanced Portfolio: The investment objective is a total investment return consistent with a conservatively managed diversified portfolio. The Portfolio invests in a mix of equity securities, debt obligations and money market instruments.

o Diversified Bond Portfolio: The investment objective is a high level of income over a longer term while providing reasonable safety of capital. The Portfolio normally invests at least 80% of its investable assets in higher grade debt obligations and high quality money market investments.

o Equity Portfolio: The investment objective is capital appreciation. The Portfolio normally invests at least 80% of its investable assets in common stocks of major established corporations as well as smaller companies that we believe offer attractive prospects of appreciation.

o Flexible Managed Portfolio: The investment objective is a high total return consistent with an aggressively managed diversified portfolio. The Portfolio invests in a mix of equity securities, debt obligations and money market instruments.

o Global Portfolio: The investment objective is long-term growth of capital. The Portfolio invests primarily in common stocks (and their equivalents) of foreign and U.S. companies.

o High Yield Bond Portfolio: The investment objective is a high total return. The Portfolio normally invests at least 80% of its investable assets in high yield/high risk debt securities.

o Jennison Portfolio (formerly Prudential Jennison Portfolio): The investment objective is long-term growth of capital. The Portfolio invests primarily in equity securities of major, established corporations that we believe offer above-average growth prospects.

o Money Market Portfolio: The investment objective is maximum current income consistent with the stability of capital and the maintenance of liquidity. The Portfolio invests in high quality short-term money market instruments issued by the U.S. government or its agencies, as well as domestic and foreign corporations and banks.

o Stock Index Portfolio: The investment objective is investment results that generally correspond to the performance of publicly-traded common stocks. The Portfolio attempts to duplicate the price and yield of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") by investing at least 80% of its investable assets in S&P 500 stocks.

o Value Portfolio: The investment objective is capital appreciation. The Portfolio invests primarily in stocks that are trading below their underlying asset value, cash generating ability, and overall earnings and earnings growth.

o SP Aggressive Growth Asset Allocation Portfolio: The investment objective is capital appreciation. The Portfolio invests primarily in large cap equity portfolios, international portfolios, and small/mid-cap equity portfolios.

o SP AIM Aggressive Growth Portfolio: The investment objective is to achieve long-term growth of capital. The Portfolio invests primarily in the common stocks of companies whose earnings the advisers expect to grow more than 15% per year.

o    SP AIM Core Equity Portfolio (formerly SP AIM Growth and Income Portfolio):
     The investment objective is growth of capital with a secondary objective of current income. The Portfolio invests as least 80% of its investable assets plus any borrowings made for investment purposes in securities of established companies that have long-term above-average growth earnings and dividends, and growth companies that the Portfolio managers believe have the potential for above-average growth earnings and dividends.

o SP Alliance Large Cap Growth Portfolio: The investment objective is growth of capital. The Portfolio will pursue aggressive investment policies by investing at least 80% of the Portfolio's investable assets in stocks of companies considered to have large capitalizations.

o SP Alliance Technology Portfolio: The investment objective is growth of capital. The Portfolio normally invests at least 80% of its investable assets in securities of companies that use technology extensively in the development of new or improved products or processes.

o SP Balanced Asset Allocation Portfolio: The investment objective is to provide a balance between current income and growth of capital. The Portfolio invests primarily in fixed income portfolios, large cap equity portfolios, small/mid-cap equity portfolios, and international equity portfolios.

o SP Conservative Asset Allocation Portfolio: The investment objective is to provide current income with low to moderate capital appreciation. The Portfolio invests primarily in fixed income portfolios, large cap equity portfolios, and small/mid-cap equity portfolios.

o SP Davis Value Portfolio: The investment objective is growth of capital. The Portfolio invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion.

o SP Deutsche International Equity Portfolio: The investment objective is to invest for long-term capital appreciation. The Portfolio normally invests at least 80% of its investable assets in the stocks and other equity securities of companies in developed countries outside the United States.

o SP Growth Asset Allocation Portfolio: The investment objective is to provide long-term growth of capital with consideration also given to current income. The Portfolio invests at least 80% of its investable assets in large-cap equity portfolios, fixed income portfolios, international equity portfolios, and small/mid-cap equity portfolios.

o SP INVESCO Small Company Growth Portfolio: The investment objective is long-term capital growth. The Portfolio invests at least 80% of its investable assets in small-capitalization companies - those which are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that index, have market capitalizations of $2.5 billion or below at the time of purchase.

o SP Jennison International Growth Portfolio: The investment objective is long-term growth of capital. Under normal circumstances, the Portfolio invests at least 65% of its total assets in the common stock of large to medium-sized foreign companies operating or based in at least five different countries.

o SP Large Cap Value Portfolio: The investment objective is long-term growth of capital. The Portfolio normally invests at least 80% of its investable assets in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Standard & Poor's 500 Composite Stock Price Index or the Russell 1000 Index).

o SP MFS Capital Opportunities Portfolio: The investment objective is capital appreciation. The Portfolio invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities, and depositary receipts for those securities.

o SP MFS Mid-Cap Growth Portfolio: The investment objective is long-term capital growth. The Portfolio invests, under normal market conditions, at least 80% of its investable assets in common stocks and related securities, such as preferred stocks, convertible securities, and depositary receipts for those securities.

o SP PIMCO High Yield Portfolio: The investment objective is maximum total return, consistent with preservation of capital and prudent investment management. Under normal circumstances, the Portfolio invests at least 80% of its investable assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade, but rated at least B by Moody's Investor Service, Inc. or Standard & Poor's Ratings Group, and investment grade fixed income instruments.

o SP PIMCO Total Return Portfolio: The investment objective is to seek maximum total return, consistent with preservation of capital and prudent investment management. Under normal circumstances, the Portfolio invests at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities.

o SP Prudential U.S. Emerging Growth Portfolio: The investment objective is long-term capital appreciation. The Portfolio normally invests at least 80% of its investable assets in equity securities of small and medium sized U.S. companies that the adviser believes have the potential for above-average growth.

o SP Small/Mid Cap Value Portfolio: The investment objective is long-term growth of capital. The Portfolio normally invests at least 80% of its investable assets in securities of companies with small to medium market capitalizations.

o SP Strategic Partners Focused Growth Portfolio: The investment objective is long-term growth of capital. The Portfolio normally invests at least 65% of its total assets in equity-related securities of U.S. companies that the adviser believes to have strong capital appreciation potential.

Prudential Investments LLC ("PI"), an indirect wholly-owned subsidiary of Prudential Financial, serves as the overall investment adviser for the Series Fund. PI will furnish investment advisory services in connection with the management of the Series Fund portfolios under a "manager-of-managers" approach. Under this structure, PI is authorized to select (with approval of the Series Fund's independent directors) one or more sub-advisers to handle the actual day-to-day investment management of each Portfolio. PI's business address is 100 Mulberry Street, Gateway Center Three, Newark, New Jersey 07102-4077.

Jennison Associates LLC ("Jennison"), also an indirect wholly-owned subsidiary of Prudential Financial, serves as the sole sub-adviser for the Global
Portfolio, the Jennison Portfolio, the SP Jennison International Growth Portfolio, and the SP Prudential U.S. Emerging Growth Portfolio. Jennison serves as a sub-adviser for a portion of the assets of the Equity Portfolio, the Value Portfolio, and the SP Strategic Partners Focused Growth Portfolio. Jennison's business address is 466 Lexington Avenue, New York, New York 10017.

Prudential Investment Management, Inc. ("PIM"), also an indirect wholly-owned subsidiary of Prudential Financial, serves as the sole sub-adviser for the Conservative Balanced, the Diversified Bond, the Flexible Managed, the High Yield Bond, the Money Market, and the Stock Index Portfolios. PIM's business address is 100 Mulberry Street, Gateway Center Two, Newark, New Jersey 07102.

A I M Capital Management, Inc. ("A I M Capital") serves as the sub-adviser to the SP AIM Aggressive Growth Portfolio and the SP AIM Core Equity Portfolio. A I M Capital's principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Alliance Capital Management, L.P. ("Alliance") serves as the sub-adviser to the SP Alliance Large Cap Growth Portfolio, the SP Alliance Technology Portfolio, and the SP Strategic Partners Focused Growth Portfolio. The sub-adviser is located at 1345 Avenue of the Americas, New York, New York 10105.

Davis Selected Advisers, L.P. ("Davis") serves as the sub-adviser to the SP Davis Value Portfolio. The sub-adviser is located at 2429 East Elvira Road, Suite 101, Tucson, Arizona 85706.

Deutsche Asset Management, Inc. ("Deutsche"), formerly known as Morgan Grenfell, Inc., serves as a sub-adviser to the SP Deutsche International Equity Portfolio and as a sub-adviser for a portion of the assets of the Value Portfolio. It is expected that under normal circumstances, Deutsche will manage approximately 25% of the Value Portfolio. Deutsche is a wholly-owned subsidiary of Deutsche Bank AG. Deutsche's business address is 280 Park Avenue, New York, New York 10017.

Fidelity Management & Research Company ("FMR") serves as the sub-adviser to the SP Large Cap Value Portfolio and the SP Small/Mid Cap Value Portfolio. The address of FMR is 82 Devonshire Street, Boston, Massachusetts 02109.

GE Asset Management Incorporated ("GEAM"), serves as a sub-adviser for a portion of the assets of the Equity Portfolio. It is expected that under normal circumstances GEAM will manage approximately 25% of the Portfolio. GEAM's ultimate parent is General Electric Company. GEAM's business address is 3003 Summer Street, Stamford, Connecticut 06904.

Invesco Funds Group, Inc. ("Invesco') serves as the sub-adviser to the SP Invesco Small Company Growth Portfolio. Invesco's principal business address is 7800 East Union Avenue, Denver, Colorado 80237.

Massachusetts Financial Services Company ("MFS") serves as the sub-adviser for the SP MFS Capital Opportunities Portfolio and the SP MFS Mid-Cap Growth
Portfolio. The principal business address for MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Pacific Investment Management Company LLC ("PIMCO") acts as the sub-adviser for the SP PIMCO High Yield Portfolio and the SP PIMCO Total Return Portfolio. PIMCO is a subsidiary of PIMCO Advisors L.P. PIMCO's principal business address is 840 Newport Center Drive, Newport Beach, California 92660.

Salomon Brothers Asset Management, Inc. ("Salomon"), serves as a sub-adviser for a portion of the assets of the Equity Portfolio. It is expected that under normal circumstances Salomon will manage approximately 25% of the Portfolio. Salomon is a part of the global asset management arm of Citigroup, Inc. which was formed in 1998 as a result of the merger of Travelers Group and Citicorp, Inc. Salomon's business address is 388 Greenwich Street, New York, New York 10013.

Victory Capital Management, Inc. ("Victory"), serves as a sub-adviser for a portion of the assets of the Value Portfolio. It is expected that under normal circumstances Victory will manage approximately 25% of the Portfolio. Victory is a wholly-owned subsidiary of KeyCorp, Inc. Victory's business address is 127 Public Square, Cleveland, Ohio 44114.

As an investment adviser, PI charges the Series Fund a daily investment management fee as compensation for its services. PI pays each sub-adviser out of the fee that PI receives from the Series Fund. See Deductions from Portfolios, page 16.

AIM Variable Insurance Funds:

o    AIM V.I.  Premier  Equity Fund - Series I shares  (formerly AIM V.I.  Value
     Fund). Seeks to achieve long-term growth of capital. Income is a secondary objective.

A I M Advisors, Inc. ("AIM") is the investment adviser for this fund. The principal business address for AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

American Century Variable Portfolios, Inc.:

o American Century VP Value Fund. Seeks long-term capital growth with income as a secondary objective. The Fund seeks to achieve its objective by investing primarily in equity securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

American Century Investment Management, Inc. ("ACIM") is the investment adviser for this fund. ACIM's principal business address is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The principal underwriter of the Fund is American Century Investment Services, Inc., located at 4500 Main Street, Kansas City, Missouri 64111.

Franklin Templeton Variable Insurance Products Trust:

o Franklin Small Cap Fund-- Class 2. Seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in the equity securities of U.S. small capitalization (small cap) companies.

Franklin Advisers, Inc. (Advisers) is the fund's investment manager. The principal business address for Franklin Advisers, Inc. is 777 Mariners Island Boulevard, San Mateo, California 94403-7777.

Janus Aspen Series:

o Growth Portfolio- Institutional Shares. Seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio normally invests in common stocks of larger, more established companies.

Janus Capital Management LLC is the investment adviser and is responsible for the day-to-day management of the portfolio and other business affairs of the portfolio. Janus Capital Corporation's principal business address is 100 Fillmore Street, Denver, Colorado 80206-4928.

MFS(R)  Variable Insurance Trust":

o Emerging Growth Series. Seeks long-term growth of capital. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of those securities, of emerging growth companies.

MFS Investment Management" ("Massachusetts Financial Services Company"), a Delaware corporation, is the investment adviser to this MFS Series. The principal business address for the Massachusetts Financial Services Company is 500 Boylston Street, Boston, Massachusetts 02116.

T. Rowe Price International Series, Inc.:

o International Stock Portfolio. Seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

T. Rowe Price International, Inc. is the investment manager for this fund. The principal business address for T. Rowe Price International, Inc. is 100 East Pratt Street, Baltimore, Maryland 21202.

The investment advisers for the Funds charge a daily investment management fee as compensation for their services. These fees are described in the table in the Introduction and Summary section, see page 4, and are more fully described in the prospectus for each Fund.

In the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying mutual funds. Although neither of the companies that invest in the Funds nor the Funds currently foresee any such disadvantage, the Board of Directors for each Fund intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity contract owners and to determine what action, if any, should be taken. Material conflicts could result from such things as:

(1)  changes in state insurance law;

(2)  changes in federal income tax law;

(3)  changes in the investment management of any portfolio of the Funds; or

(4) differences between voting instructions given by variable life insurance and variable annuity contract owners.


An affiliate of each of the Funds may compensate Pruco Life based upon an annual percentage of the average assets held in the Fund by Pruco Life under the Contracts. These percentages may vary by Fund and/or Portfolio, and reflect administrative and other services we provide.


Voting Rights


We are the legal owner of the Fund shares associated with the variable investment options. However, we vote the shares in the Fund according to voting instructions we receive from Contract owners. We will mail you a proxy, which is a form you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote the shares for which we do not receive instructions and shares that we own, in the same proportion as the shares for which instructions are received. We may change the way your voting instructions are calculated if it is required by federal or state regulation. Should the applicable federal securities laws or regulations, or their current interpretation, change so as to permit Pruco Life to vote shares of the Funds in its own right, it may elect to do so.


The Fixed-Rate Option

Because of exemptive and exclusionary provisions, interests in the fixed-rate option under the Contract have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the fixed-rate option are not subject to the provisions of these Acts, and Pruco Life has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed-rate option. Any inaccurate or misleading disclosure regarding the fixed-rate option may, however, be subject to certain generally applicable provisions of federal securities laws.

You may choose to invest, either initially or by transfer, all or part of your Contract Fund to a fixed-rate option. This amount becomes part of Pruco Life's general account. The general account consists of all assets owned by Pruco Life other than those in the Account and in other separate accounts that have been or may be established by Pruco Life. Subject to applicable law, Pruco Life has sole discretion over the investment of the general account assets, and Contract owners do not share in the investment experience of those assets. Instead, Pruco Life guarantees that the part of the Contract Fund allocated to the fixed-rate option will accrue interest daily at an effective annual rate that Pruco

Life declares periodically, but not less than an effective annual rate of 4%. Pruco Life is not obligated to credit interest at a rate higher than an effective annual rate of 4%, although we may do so.

Transfers from the fixed-rate option may be subject to strict limits. See Transfers, page 26. The payment of any cash surrender value attributable to the fixed-rate option may be delayed up to six months. See When Proceeds are Paid, page 32.

Which Investment Option Should Be Selected?


Historically, for investments held over relatively long periods, the investment performance of common stocks has generally been superior to that of short or long-term debt securities, even though common stocks have been subject to much more dramatic changes in value over short periods of time. Accordingly, the Equity, Global, Jennison, Stock Index, Value, AIM, American Century, Franklin Templeton, Janus, MFS, or T. Rowe Price Portfolios may be desirable options if you are willing to accept such volatility in your Contract values. Each of these equity portfolios involves different investment risks, policies, and programs. See The Funds, page 8, for additional equity portfolios available under the Contract and their specific investment objectives.


You may prefer the somewhat greater protection against loss of principal (and reduced chance of high total return) provided by the Diversified Bond Portfolio, the SP PIMCO High Yield Portfolio, and the SP PIMCO Total Return Portfolio. You may want even greater safety of principal and may prefer the Money Market Portfolio or the fixed-rate option, recognizing that the level of short-term rates may change rather rapidly. If you are willing to take risks and possibly achieve a higher total return, you may prefer the High Yield Bond Portfolio, recognizing that the risks are greater for lower quality bonds with normally higher yields.


You may wish to obtain diversification by relying on Prudential's judgment for an appropriate asset mix by choosing the Conservative Balanced Portfolio, the Flexible Managed Portfolio, the SP Aggressive Growth Asset Allocation Portfolio, the SP Balanced Asset Allocation Portfolio, the SP Conservative Asset Allocation Portfolio, or the SP Growth Asset Allocation Portfolio.

You may wish to divide your invested premium among two or more of the Portfolios. Your choice should take into account your willingness to accept investment risks, how your other assets are invested, and what investment results you may experience in the future. You should consult your Pruco Life representative from time to time about the choices available to you under the Contract. Pruco Life recommends against frequent transfers among the several investment options. Experience generally indicates that "market timing"
investing, particularly by non-professional investors, is likely to prove unsuccessful.


              DETAILED INFORMATION FOR PROSPECTIVE CONTRACT OWNERS

Charges and Expenses

The total amount invested at any time in the Contract Fund consists of the sum of the amount credited to the variable investment options, the amount allocated to the fixed-rate option, and the principal amount of any Contract loan plus the amount of interest credited to the Contract upon that loan. See Contract Loans, page 34. Most charges, although not all, are made by reducing the Contract Fund.

This section provides a more detailed description of each charge that is described briefly in the chart on page 2.

In several instances we will use the terms "maximum charge" and "current charge." The "maximum charge," in each instance, is the highest charge that Pruco Life is entitled to make under the Contract.

The "current charge" is the lower amount that Pruco Life is now charging. However, if circumstances change, we reserve the right to increase each current charge, up to the maximum charge, without giving any advance notice.

Deductions from Premium Payments


(a) We charge up to 7.5% from each premium for taxes attributable to premiums (in Oregon this is called a premium based administrative charge). For these purposes, "taxes attributable to premiums" shall include any federal, state or local income, premium, excise, business or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Pruco Life. That charge is currently made up of two parts, which currently equal a total of 3.75% of the premiums received. The first part is a charge for state and local premium-based taxes. The current charge for this first part is 2.5% of the premium and is Pruco Life's estimate of the average burden of state taxes generally. The rate applies uniformly to all policyholders without regard to state of residence. This amount may be more than Pruco Life actually pays. The second part is for federal income taxes measured by premiums, and it is currently equal to 1.25% of the premium. We believe that this charge is a reasonable estimate of an increase in Pruco Life's federal income taxes resulting from a 1990 change in the Internal Revenue Code. It is intended to recover this increased tax. During 2001 and 2000, Pruco Life received a total of approximately $967,000 and $462,000, respectively, in taxes attributable to premiums.


(b) We may deduct up to 12% of premiums paid in the first five Contract years for sales expenses. This charge is reduced to 4% of premiums paid in subsequent Contract years. This charge, often called a "sales load", is deducted to compensate us for the costs of selling the Contracts, including commissions, advertising and the printing and distribution of prospectuses and sales literature. Part of those costs related to sales are also recovered by surrender charges. See Surrender Charges, page 20.

     Currently, we deduct 12% of premiums paid in the first five Contract years up to the amount of the Sales Load Target Premium and 4% of premiums paid in excess of this amount. For both Type A (fixed) death benefit and Type B (variable) death benefit Contracts, the Sales Load Target Premium is defined as the Lifetime Premium for a Type A death benefit, excluding any premiums for riders or extra risk charges. We deduct 4% of the premiums paid in Contract years six through 10, and 2% of premiums paid thereafter. See Premiums, page 22.


     Attempting to structure the timing and amount of premium payments to reduce the potential sales load may increase the risk that your Contract will lapse without value. Delaying the payment of premium amounts to later years will adversely affect the Death Benefit Guarantee if the accumulated premium payments do not reach the accumulated values shown under your Contract's Death Benefit Guarantee Values. See Death Benefit Guarantee, page 24. In addition, there are circumstances where payment of premiums that are too large may cause the Contract to be characterized as a Modified Endowment Contract, which could be significantly disadvantageous. See Tax Treatment of Contract Benefits, page 35. During 2001 and 2000, Pruco Life received a total of approximately $2,495,000 and $1,221,000, respectively, in sales charges.

Deductions from Portfolios

An investment advisory fee is deducted daily from each portfolio of the Funds at a rate, on an annualized basis, ranging from 0.35% for the Series Fund Stock Index Portfolio to 1.15% for the SP Alliance Technology Portfolio. The expenses incurred in conducting the investment operations of the portfolios (such as custodian fees and preparation and distribution of annual reports) are paid out of the portfolio's income. These expenses also vary from portfolio to portfolio.


The total expenses of each portfolio for the year ended December 31, 2001, expressed as a percentage of the average assets during the year, are shown below:

-------------------------------------------------------------------------------------------------------------------------------
                                                    Total Portfolio Expenses
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Total          Total
                                                           Investment       Other        12b-1      Contractual       Actual
      The Prudential Series Fund, Inc. Portfolios         Advisory Fee    Expenses       Fees        Expenses       Expenses*
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
Conservative Balanced                                        0.55%          0.03%         N/A          0.58%          0.58%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
Diversified Bond                                             0.40%          0.04%         N/A          0.44%          0.44%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
Equity                                                       0.45%          0.04%         N/A          0.49%          0.49%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
Flexible Managed                                             0.60%          0.04%         N/A          0.64%          0.64%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
Global                                                       0.75%          0.09%         N/A          0.84%          0.84%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
High Yield Bond                                              0.55%          0.05%         N/A          0.60%          0.60%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
Jennison                                                     0.60%          0.04%         N/A          0.64%          0.64%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
Money Market                                                 0.40%          0.03%         N/A          0.43%          0.43%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
Stock Index                                                  0.35%          0.04%         N/A          0.39%          0.39%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
Value                                                        0.40%          0.04%         N/A          0.44%          0.44%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
SP Aggressive Growth Asset Allocation (1)                    0.84%          0.90%         N/A          1.74%          1.04%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
SP AIM Aggressive Growth                                     0.95%          2.50%         N/A          3.45%          1.07%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
SP AIM Core Equity                                           0.85%          1.70%         N/A          2.55%          1.00%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
SP Alliance Large Cap Growth                                 0.90%          0.67%         N/A          1.57%          1.10%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
SP Alliance Technology                                       1.15%          2.01%         N/A          3.16%          1.30%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
SP Balanced Asset Allocation (1)                             0.75%          0.52%         N/A          1.27%          0.92%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
SP Conservative Asset Allocation (1)                         0.71%          0.35%         N/A          1.06%          0.87%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
SP Davis Value                                               0.75%          0.28%         N/A          1.03%          0.83%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
SP Deutsche International Equity                             0.90%          2.37%         N/A          3.27%          1.10%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
SP Growth Asset Allocation (1)                               0.80%          0.66%         N/A          1.46%          0.97%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
SP INVESCO Small Company Growth                              0.95%          1.89%         N/A          2.84%          1.15%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
SP Jennison International Growth                             0.85%          1.01%         N/A          1.86%          1.24%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
SP Large Cap Value                                           0.80%          1.18%         N/A          1.98%          0.90%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
SP MFS Capital Opportunities                                 0.75%          2.29%         N/A          3.04%          1.00%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
SP MFS Mid-Cap Growth                                        0.80%          1.31%         N/A          2.11%          1.00%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
SP PIMCO High Yield                                          0.60%          0.48%         N/A          1.08%          0.82%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
SP PIMCO Total Return                                        0.60%          0.22%         N/A          0.82%          0.76%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
SP Prudential U.S. Emerging Growth                           0.60%          0.81%         N/A          1.41%          0.90%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
SP Small/Mid Cap Value                                       0.90%          0.66%         N/A          1.56%          1.05%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
SP Strategic Partners Focused Growth                         0.90%          1.71%         N/A          2.61%          1.01%
--------------------------------------------------------- ------------ -------------- ----------- --------------- -------------
* Reflects fee waivers, reimbursement of expenses, and expense reductions, if any.
-------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                     Total Portfolio Expenses
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Total
                                                             Investment                    12b-1      Contractual    Total Actual
                        Portfolios                         Advisory Fees  Other Expenses    Fees        Expenses       Expenses*
---------------------------------------------------------- ------------- ---------------- -------- ----------------- ------------
AIM Variable Insurance Funds
 AIM V.I. Premier Equity Fund - Series I shares                0.60%          0.25%         N/A          0.85%          0.85%
---------------------------------------------------------- ------------- ---------------- -------- ----------------- ------------
American Century Variable Portfolios, Inc. (2)
 VP Value Fund                                                 0.97%          0.00%         N/A          0.97%          0.97%
---------------------------------------------------------- ------------- ---------------- -------- ----------------- ------------
Franklin Templeton Variable Insurance
Products Trust (3)
 Franklin Small Cap Fund - Class 2                             0.53%          0.31%        0.25%         1.09%          1.01%
---------------------------------------------------------- ------------- ---------------- -------- ----------------- ------------
Janus Aspen Series (4)
 Growth Portfolio - Institutional Shares                       0.65%          0.01%         N/A          0.66%          0.66%
---------------------------------------------------------- ------------- ---------------- -------- ----------------- ------------
MFS(R) Variable Insurance Trust(SM) (5)
 Emerging Growth Series                                        0.75%          0.12%         N/A          0.87%          0.86%
---------------------------------------------------------- ------------- ---------------- -------- ----------------- ------------
T. Rowe Price International Series, Inc. (6)
 International Stock Portfolio                                 1.05%          0.00%         N/A          1.05%          1.05%
---------------------------------------------------------- ------------- ---------------- -------- ----------------- ------------
* Reflects fee waivers, reimbursement of expenses, and expense reductions, if any.
---------------------------------------------------------------------------------------------------------------------------------

(1) Prudential Series Fund, Inc. Each Asset Allocation Portfolio invests shares in other Fund Portfolios. The Advisory Fees for the Asset Allocation Portfolios are the product of a blend of the Advisory Fees of those other Fund Portfolios, plus 0.05% annual advisory fee payable to PI.

(2) American Century Variable Portfolios, Inc. The "Investment Advisory Fees" include ordinary expenses of managing and operating the Fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The Fund has a stepped fee schedule. As a result, the Fund's management fee rate decreases as the Fund's assets increase.

(3) Franklin Templeton Variable Insurance Products Trust The manager has agreed in advance to make an estimated reduction of 0.08% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin
     Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order by the Securities and Exchange Commission.

(4) Janus Aspen Series The table reflects expenses for the fiscal year ended December 31, 2001. All expenses are shown without the effect of any offset arrangements.

(5) MFS(R) Variable Insurance Trust SM An expense offset arrangement with the Fund's custodian resulted in a reduction in "Other Expenses" by 0.01% and is reflected in the "Total Actual Expenses."

(6) T. Rowe Price International Series, Inc. The Investment Advisory Fees include ordinary recurring operating expenses of the Funds.

The expenses relating to the Funds, other than those of the Series Fund, have been provided to Pruco Life by the Funds. Pruco Life has not independently verified them.


Daily Deduction from the Contract Fund


Each day we deduct a charge from the assets of each of the variable investment options in an amount equivalent to an effective annual rate of 0.9%. This charge is intended to compensate Pruco Life for assuming mortality and expense risks under the Contract. The mortality risk assumed is that the insureds may live for shorter periods of time than Pruco Life estimated when it determined what mortality charge to make. The expense risk assumed is that expenses incurred in issuing and administering the Contract will be greater than Pruco Life estimated in fixing its administrative charges. During 2001 and 2000, Pruco Life received a total of approximately $174,000 and $15,000, respectively, in mortality and expense risk charges. This charge is not assessed against amounts allocated to the fixed-rate option.


Monthly Deductions from Contract Fund

Pruco Life deducts the following monthly charges proportionately from the dollar amounts held in each of the chosen investment option[s].

a) An administrative charge based on the basic insurance amount is deducted. The charge is intended to compensate us for things like processing claims, keeping records and communicating with Contract owners. Currently, we charge the following:

     o generally, if the average issue age of the insureds is less than 40 in the first five Contract years, we deduct $10 per Contract plus $0.07 per $1,000 of basic insurance amount;

     o if the average issue age of the insureds is 40 or greater in the first five Contract years, we deduct $10 per Contract plus $0.08 per $1,000 of basic insurance amount;

     o in all subsequent years, we deduct $10 per Contract plus $0.01 per $1,000 of basic insurance amount.

     PrucoLife reserves the right, however, to charge up to $10 per Contract plus $0.10 per $1,000 of basic insurance amount in the first five Contract years and $10 per Contract plus $0.05 per $1,000 of basic insurance amount in subsequent years. During 2001 and 2000, Pruco Life received a total of approximately $1,081,000 and $290,000, respectively, in monthly administrative charges.

b) A cost of insurance ("COI") charge is deducted. Upon the second death of two insureds, the amount payable to the beneficiary (assuming there is no Contract debt) is larger than the Contract Fund - significantly larger if both insureds died in the early years of the Contract. The cost of insurance charges collected from all Contract owners enables Pruco Life to pay this larger death benefit. The maximum COI charge is determined by multiplying the "net amount at risk" under a Contract (the amount by which the Contract's death benefit exceeds the Contract Fund) by maximum COI rates. The maximum COI rates are based upon both insureds' current attained age, sex, smoking status, and extra rating class, if any.

c) You may add one or more of several riders to the Contract. Some riders are charged for separately. If you add such a rider to the basic Contract, additional charges will be deducted.

d) If an insured is in a substandard risk classification (for example, a person in a hazardous occupation), additional charges will be deducted.

e) A charge may be deducted to cover federal, state or local taxes (other than "taxes attributable to premiums" described above, in Oregon this is called a premium based administrative charge) that are imposed upon the operations of the Account. At present no such taxes are imposed and no charge is made.

     The earnings of the Account are taxed as part of the operations of Pruco Life. Currently, no charge is being made to the Account for Pruco Life's federal income taxes, other than the 1.25% charge for federal income taxes measured by premiums. See Deductions from Premiums, page 15. Pruco Life reviews the question of a charge to the Account for Company federal income taxes periodically. We may make such a charge in the future for any federal income taxes that would be attributable to the Contracts.

Surrender Charge


We will assess a surrender charge if, during the first 10 Contract years, the Contract lapses, is surrendered, or in some instances, the basic insurance amount is decreased. See Changing the Type of Death Benefit, page 21, Withdrawals, page 30, and Decreases in Basic Insurance Amount, page 31. This charge is deducted to cover sales costs and administrative costs, such as: the cost of processing applications, conducting examinations, determining insurability and the insured's rating class, and establishing records. We may charge up to $8 per $1,000 of basic insurance amount if you surrender your Contract. Currently, we charge $5 per $1,000 of basic insurance amount. This charge is level for the first five Contract years and declines monthly until it reaches zero at the end of the 10th Contract year. During 2001 and 2000, Pruco Life received a total of approximately $47,000 and $0, respectively, from surrendered or lapsed Contracts.


Transaction Charges

(a) We currently charge an administrative processing fee equal to the lesser of $25 or 2% of the withdrawal amount in connection with each withdrawal.

(b) We reserve the right to charge an administrative processing fee of up to $25 made in connection with each decrease in basic insurance amount. We currently do not make such a charge.

(c) We currently charge an administrative processing fee of $25 for each transfer exceeding 12 in any Contract year.

Requirements for Issuance of a Contract

You may apply for a minimum basic insurance amount of $250,000. The Contract may be issued on two insureds each between the ages of 18 and 90. Pruco Life requires evidence of insurability on each insured which may include a medical examination before issuing any Contract. Non-smokers are offered more favorable cost of insurance rates than smokers. Pruco Life charges a higher cost of insurance rate and/or an additional amount if an extra mortality risk is involved. These are the current underwriting requirements. We reserve the right to change them on a non-discriminatory basis.

Short-Term Cancellation Right or "Free-Look"

Generally, you may return the Contract for a refund within 10 days after you receive it. Some states allow a longer period of time during which a Contract may be returned for a refund. You can request a refund by mailing or delivering the Contract to the representative who sold it or to the Home Office specified in the Contract. A Contract returned according to this provision shall be deemed void from the beginning. You will then receive a refund of all premium payments made, plus or minus any change due to investment experience. However, if applicable law so requires, you will receive a refund of all premium payments made with no adjustment for investment experience. For information on how premium payments are allocated during the "free-look" period, see Allocation of Premiums, page 24.

Types of Death Benefit

You may select either a Type A (fixed) or a Type B (variable) death benefit. Generally, a Contract with a Type A (fixed) death benefit has a death benefit equal to the basic insurance amount. This type of death benefit does not vary with the investment performance of the investment options you selected, except in certain circumstances. See How a Type A (Fixed) Contract's Death Benefit Will Vary, page 28. The payment of additional premiums and favorable investment results of the investment options to which the assets are allocated will generally increase the cash surrender value. See How a Contract's Cash Surrender Value Will Vary, page 27.

A Contract with a Type B (variable) death benefit has a death benefit which will generally equal the basic insurance amount plus the Contract Fund. Since the Contract Fund is a part of the death benefit, favorable investment performance and payment of additional premiums generally result in an increase in the death benefit, as well as in the cash surrender value. Over time, however, the increase in the cash surrender value will be less than under a Contract with a fixed death benefit. This is because, given two Contracts with the same basic insurance amount and equal Contract Funds, generally the cost of insurance charge for a Contract with a Type B death benefit will be greater. See How a Contract's Cash Surrender Value Will Vary, page 27 and How a Type B (Variable) Contract's Death Benefit Will Vary, page 29. Unfavorable investment performance will result in decreases in the cash surrender value and may result in decreases in the death benefit. As long as the Contract is not in default and there is no Contract debt, the death benefit may not fall below the basic insurance amount stated in the Contract.

In choosing a death benefit type, you should also consider whether you intend to use the withdrawal feature. Contract owners with a Type A (fixed) death benefit should note that any withdrawal may result in a reduction of the basic insurance amount and possible surrender charges. In addition, we will not allow you to make a withdrawal that will decrease the basic insurance amount below the minimum basic insurance amount. See Withdrawals, page 30.

The way in which the cash surrender values and death benefits will change depends significantly upon the investment results that are actually achieved.

Changing the Type of Death Benefit

This Contract has two types of death benefit, Type A (fixed) or Type B (variable). You may change the type of death benefit, subject to Pruco Life's approval. Currently, Pruco Life does not require a medical examination. Except as stated below, we will adjust the basic insurance amount so that the death benefit immediately after the change will remain the same as the death benefit immediately before the change.

If you are changing your Contract's death benefit from Type A to Type B, we will reduce the basic insurance amount by the amount in your Contract Fund on the date the change takes place. The basic insurance amount after the change may not be lower than the minimum basic insurance amount applicable to the Contract. If you are changing your Contract's death benefit from Type B to Type A, we will increase the basic insurance amount by the amount in your Contract Fund on the date the change takes place. This is illustrated in the following chart.

                       ------------------------- -----------------------
                            Changing the Death      Changing the Death
                               Benefit from            Benefit from
                           Type A       Type B     Type B       Type A
                           (Fixed) -> (Variable) (Variable) -> (Fixed)
---------------------- ------------------------- -----------------------

Basic Insurance Amount $300,000 -> $250,000         $300,000 -> $350,000

    Contract Fund       $50,000 -> $50,000           $50,000 -> $50,000

    Death Benefit*     $300,000 -> $300,000         $350,000 -> $350,000
---------------------- ------------------------- -----------------------
* assuming there is no Contract debt
------------------------------------------------------------------------

Changing your Contract's type of death benefit from Type A to Type B during the first 10 Contract years may result in the assessment of surrender charges. In addition, we reserve the right to make an administrative processing charge of up to $25 for any decrease in basic insurance amount, although we do not currently do so. See Charges and Expenses, page 14.

To request a change, fill out an application for change which can be obtained from your Pruco Life representative or a Home Office. If the change is approved, we will recompute the Contract's charges and appropriate tables and send you new Contract data pages. We may ask that you send us your Contract before making the change. There may be circumstances under which a change in the death benefit type may cause the Contract to be classified as a Modified Endowment Contract, which could be significantly disadvantageous. See Tax Treatment of Contract Benefits, page 35.

Contract Date

When the first premium payment is paid with the application for a Contract, the Contract date will ordinarily be the later of the application date or the medical examination date. If the first premium is not paid with the application, the Contract date will be the date on which the first premium is paid and the Contract is delivered. Under certain circumstances, we may allow the Contract to be backdated for the purpose of lowering one or both insureds' issue ages, but only to a date not earlier than six months prior to the application date. This may be advantageous for some Contract owners as a lower issue age may result in lower current charges. For a Contract that is backdated, we will credit the initial premium as of the date of receipt and will deduct any charges due on or before that date.

Premiums

The Contract is a flexible premium contract. The minimum initial premium is due on or before the Contract date. Thereafter, you decide when you would like to make premium payments and, subject to a $25 minimum, in what amounts. However, the minimum premium payment is $15 for premiums made by electronic fund transfer. We may require an additional premium if adjustments to premium payments exceed the minimum initial premium or there are Contract Fund charges due on or before the payment date. We reserve the right to refuse to accept any payment that increases the death benefit by more than it increases the Contract Fund. See How a Type A (Fixed) Contract's Death Benefit Will Vary, page 28 and How a Type B (Variable) Contract's Death Benefit Will Vary, page 29. There are circumstances under which the payment of premiums in amounts that are too large may cause the Contract to be characterized as a Modified Endowment Contract, which could be significantly disadvantageous. See Tax Treatment of Contract Benefits, page 35.

If we receive the first premium payment on or before the Contract date, we will credit the invested premium amount to the Contract Fund on the Contract date. If we receive the first premium payment after the Contract date, we will credit the premium amount to the Contract Fund on the payment receipt date.

Once the minimum initial premium payment is made, there are no required premiums. However, there are several types of "premiums" which are described below. Understanding them may help you understand how the Contract works.

     Minimum initial premium -- the premium needed to start the Contract. There is no insurance under the Contract unless the minimum initial premium is paid.

     Target Premium -- the premiums that, if paid at the beginning of each Contract year, will keep the Contract in-force during the full Limited Death Benefit Guarantee period regardless of investment performance, assuming no loans or withdrawals. For a Contract with no riders or extra risk charges, these premiums will be level. Payment of Target Premiums at the beginning of each Contract year is one way to achieve the Limited Death Benefit Guarantee Values shown on the Contract data pages. At the end of the Limited Death Benefit Guarantee period, continuation of the Contract will depend on the Contract Fund having sufficient money to cover all charges or meeting the conditions of the Lifetime Death Benefit Guarantee. See Death Benefit Guarantee, page 24. These Target Premiums will be higher for a Contract with a Type B (variable) death benefit than for a Contract with a Type A (fixed) death benefit. When you purchase a Contract, your Pruco Life representative can tell you the amount[s] of the Target Premium.

     It is possible, in some instances, to pay a lower premium (the "Short-Term Premium") than the Target Premium. These Short-Term Premiums, if paid at the beginning of each Contract year, will keep the Contract in-force only during the first five years of the Limited Death Benefit Guarantee period regardless of investment performance, and assuming no loans or withdrawals. As is the case with the Target Premium, for a Contract with no riders or extra risk charges, these premiums will be level. Payment of Short-Term Premiums at the beginning of each of the first five Contract years is one way to achieve the Limited Death Benefit Guarantee Values shown on the Contract data pages, but only for the first five Contract years. At the end of the first five years, continuation of the Contract will depend on the Contract Fund having sufficient money to cover all charges or meeting the conditions of the Lifetime Death Benefit Guarantee or the Limited Death Benefit Guarantee. See Death Benefit Guarantee, page 24. When you purchase a Contract, your Pruco Life representative can tell you the amount[s] of the Short-Term Premium. This Contract may not be suitable for those who can afford to pay only the Short-Term Premium.

     Lifetime Premium -- the premiums that, if paid at the beginning of each Contract year, will keep the Contract in-force during the lifetime of the insureds regardless of investment performance, assuming no loans or withdrawals. These Lifetime Premiums will be higher for a Contract with a Type B (variable) death benefit than for a Contract with a Type A (fixed) death benefit. As is the case with the Target Premium, for a Contract with no riders or extra risk charges, these premiums will be level. Payment of Lifetime Premiums at the beginning of each Contract year is one way to achieve the Lifetime Death Benefit Guarantee Values shown on the Contract data pages. See Death Benefit Guarantee, page 24. When you purchase a Contract, your Pruco Life representative can tell you the amount[s] of the Lifetime Premium.

We can bill you annually, semi-annually, or quarterly for an amount you select. Because the Contract is a flexible premium contract, there are no scheduled premium due dates. When you receive a premium notice, you are not required to pay this amount. The Contract will remain in-force if: (1) the Contract Fund is sufficient to pay monthly charges including surrender charges; or (2) you have paid sufficient premiums on an accumulated basis to meet the Death Benefit Guarantee conditions and there is no Contract debt. You may also pay premiums automatically through pre-authorized monthly transfers from a bank checking account. If you elect to use this feature, you choose the day of the month on which premiums will be paid and the amount of the premiums paid. We will then draft from your account the same amount on the same date each month.

When you apply for the Contract, you should discuss with your Pruco Life representative how frequently you would like to be billed (if at all) and for what amount.

Allocation of Premiums

On the Contract date, Pruco Life deducts the charge for sales expenses and the charge for taxes attributable to premiums (in Oregon this is called a premium based administrative charge) from the initial premium. Also on the Contract date, the remainder of the initial premium and any other premium received during the short-term cancellation right ("free-look") period, will be allocated to the Money Market investment option and the first monthly deductions are made. At the end of the "free-look" period, these funds will be transferred out of the Money Market investment option and allocated among the variable investment options and/or the fixed-rate option according to your most current allocation request. See Short-Term Cancellation Right or "Free-Look", page 20. The transfer from the Money Market investment option immediately following the "free-look" period will not be counted as one of your 12 free transfers described below. If the first premium is received before the Contract date, there will be a period during which the Contract owner's initial premium will not be invested.

The charge for sales expenses and the charge for taxes attributable to premiums also apply to all subsequent premium payments; the remainder will be invested as of the end of the valuation period when received at a Home Office in accordance with the allocation you previously designated. Provided the Contract is not in default, you may change the way in which subsequent premiums are allocated by giving written notice to a Home Office or by telephoning a Home Office, provided you are enrolled to use the Telephone Transfer System. There is no charge for reallocating future premiums. All percentage allocations must be in whole numbers. For example, 33% can be selected but 33"% cannot. Of course, the total allocation to all selected investment options must equal 100%.

Death Benefit Guarantee

Although you decide what premium amounts you wish to pay, sufficient premium payments, on an accumulated basis, will guarantee that your Contract will not lapse and a death benefit will be paid upon the second death of two insureds. This will be true even if, because of unfavorable investment experience, your Contract Fund value drops to zero. Withdrawals may adversely affect the status of the guarantee. A contract loan will negate any guarantee, regardless of the value of your accumulated net payments. See Withdrawals, page 30 and Contract Loans, page 34. You should consider how important the Death Benefit Guarantee is to you when deciding what premium amounts to pay into the Contract. We offer two levels of death benefit guarantees: (1) Limited Death Benefit Guarantee, and (2) Lifetime Death Benefit Guarantee. In Maryland, this guarantee is titled "Death Benefit Guarantee To Prevent Lapse."

For purposes of determining if a Death Benefit Guarantee is in effect, we calculate two sets of values: (1) Limited Death Benefit Guarantee Values, and
(2) Lifetime Death Benefit Guarantee Values. These are values used solely to determine if a Death Benefit Guarantee is in effect. They are not cash values that you can realize by surrendering the Contract, nor are they payable death benefits. The Limited Death Benefit Guarantee Values apply until age 75 of the younger insured, or 10 years after issue, whichever is later. Correspondingly, the Lifetime Death Benefit Guarantee Values are shown for the lifetime of the Contract. In addition, the Contract data pages show Limited and Lifetime Death Benefit Guarantee Values as of Contract anniversaries. Values for non-anniversary Monthly dates will reflect the number of months elapsed between Contract anniversaries.

The Limited Death Benefit Guarantee Values for the first five years are the end-of-year accumulations of premiums at 4% annual interest assuming Short-Term Premiums are paid at the beginning of each Contract year. The Limited Death Benefit Guarantee Values after five years are the end-of-year accumulations of premiums at 4% annual interest assuming Target Premiums are paid at the beginning of each Contract year (including years one through five). The Lifetime Death Benefit Guarantee Values are the end-of-year accumulations of premiums at 4% annual interest assuming Lifetime Premiums are paid at the beginning of each Contract year.

Short-Term, Target, and Lifetime Premiums are premium levels that, if paid at the beginning of each Contract year, correspond to the Limited (first five years only), Limited (all years of the Limited Death Benefit Guarantee period), and Lifetime Death Benefit Guarantee Values, respectively (assuming no withdrawals or loans). If you want a death benefit guarantee to last longer than five years, you should expect to pay at least the Target Premium. See Premiums, page 22. Paying the Short-Term, Target, or Lifetime Premiums at the start of each Contract year is one way of reaching the Death Benefit Guarantee Values; they are certainly not the only way.

At the Contract date, and on each Monthly date, we calculate your Contract's "Accumulated Net Payments" as of that date. Accumulated Net Payments equal the premiums you paid, accumulated at an effective annual rate of 4%, less withdrawals also accumulated at 4%.

At each Monthly date within the Limited Death Benefit Guarantee period (including years one through five), we will compare your Accumulated Net Payments to the Limited Death Benefit Guarantee Value as of that date. After the Limited Death Benefit Guarantee period, we will compare your Accumulated Net Payments to the Lifetime Death Benefit Guarantee Value as of that date. If your Accumulated Net Payments equal or exceed the applicable (Limited or Lifetime) Death Benefit Guarantee Value and there is no Contract debt, then the Contract is kept in-force, regardless of the amount in the Contract Fund.

Here is a table of Short-Term, Target, or Lifetime Premiums (to the nearest dollar) for sample cases. The examples assume the insureds are a male and a female, both the same age, both smokers, with no extra risk or substandard ratings, and no riders added to the Contract. For those who qualify for more favorable underwriting classes, the premiums may be lower than those shown on the chart, and for those who are classified as substandard, the premiums may be higher.

---------------------------------------------------------------------------------------------------------------------------
                                             Basic Insurance Amount - $250,000
                                                Illustrative Annual Premiums
---------------------------------------------------------------------------------------------------------------------------
                                    Short-Term Premium       Target Premium corresponding to
Age of both       Type of      corresponding to the Limited                the                      Lifetime Premium
insureds at    Death Benefit  Death Benefit Guarantee Values Limited Death Benefit Guarantee corresponding to the Lifetime
   issue          Chosen         (first five years only)                  Values             Death Benefit Guarantee Values
----------- ----------------- ------------------------------ ------------------------------- ------------------------------
    40        Type A (Fixed)             $1,137                          $2,697                         $3,447

    40      Type B (Variable)            $1,137                          $3,456                         $11,862

    60        Type A (Fixed)             $3,766                          $6,358                         $8,746

    60      Type B (Variable)            $3,766                          $7,613                         $27,694

    80        Type A (Fixed)             $21,803                         $26,238                        $28,887

    80      Type B (Variable)            $21,803                         $33,321                        $71,153
---------------------------------------------------------------------------------------------------------------------------

You should consider carefully the value of maintaining the Death Benefit Guarantee. If you desire the Death Benefit Guarantee for the full Limited Death Benefit Guarantee period, you may prefer to pay at least the Target Premium in all years, rather than paying the lower Short-Term Premium in the first five years. If you pay only enough premium to meet the Limited Death Benefit Guarantee Values in the first five years, you will need to pay more than the Target Premium at the beginning of the sixth year in order to continue the guarantee after the first five years of the Limited Death Benefit Guarantee period.


If you desire the Death Benefit Guarantee for lifetime protection, you may prefer to pay generally higher premiums in all years, rather than trying to make such payments on an as needed basis. For example, if you pay only enough premium to meet the Limited Death Benefit Guarantee Values, a substantial amount may be required to meet the Lifetime Death Benefit Guarantee Values in order to continue the guarantee at the end of the Limited Death Benefit Guarantee period. In addition, it is possible that the payment required to continue the guarantee after the Limited Death Benefit Guarantee period could exceed the premium payments allowed to be paid without causing the Contract to become a Modified Endowment Contract. See Tax Treatment of Contract Benefits, page 35.


The Death Benefit Guarantee allows considerable flexibility as to the timing of premium payments. Your Pruco Life representative can supply sample illustrations of various premium amount and frequency combinations that correspond to the Death Benefit Guarantee Values.

Transfers


You may, up to 12 times in each Contract year, transfer amounts from one variable investment option to another variable investment option or to the fixed-rate option without charge. Additional transfers may be made during each Contract year, but only with our consent. There is an administrative charge of up to $25 for each transfer made exceeding 12 in any Contract year. All or a portion of the amount credited to a variable investment option may be transferred. Transfers will not be made until the end of the "free-look" period. See Short-Term Cancellation Right or "Free-Look", page 20.


Only one transfer from the fixed-rate option will be permitted during the Contract year. The maximum amount which may be transferred out of the fixed-rate option each year is the greater of (a) 25% of the amount in the fixed-rate option; and (b) $2,000. Pruco Life may change these limits in the future. We may waive these restrictions for limited periods of time in a non-discriminatory way, (e.g., when interest rates are declining).

Transfers among variable investment options will take effect as of the end of the valuation period in which a proper transfer request is received at a Home Office. The request may be in terms of dollars, such as a request to transfer $10,000 from one variable investment option to another, or may be in terms of a percentage reallocation among variable investment options. In the latter case, as with premium reallocations, the percentages must be in whole numbers. You may transfer amounts by proper written notice to a Home Office or by telephone, provided you are enrolled to use the Telephone Transfer System. You will automatically be enrolled to use the Telephone Transfer System unless the Contract is jointly owned or you elect not to have this privilege. Telephone transfers may not be available on Contracts that are assigned (see Assignment, page 38), depending on the terms of the assignment.

We will use reasonable procedures, such as asking you to provide certain personal information provided on your application for insurance, to confirm that instructions given by telephone are genuine. We will not be held liable for following telephone instructions that we reasonably believe to be genuine. Pruco Life cannot guarantee that you will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.

The Contract was not designed for professional market timing organizations, other organizations, or individuals using programmed, large, or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the investment option or to the disadvantage of other contract owners. If such a pattern were to be found, we may modify your right to make transfers by restricting the number, timing, and amount of transfers. We also reserve the right to prohibit transfer requests made by an individual acting under a power of attorney on behalf of more than one contract owner.

Dollar Cost Averaging

As an administrative practice, we are currently offering a feature called Dollar Cost Averaging ("DCA"). Under this feature, either fixed dollar amounts or a percentage of the amount designated for use under the DCA option will be transferred periodically from the Money Market investment option into other investment options available under the Contract, excluding the fixed-rate option. You may choose to have periodic transfers made monthly or quarterly. DCA transfers will not begin until the end of the "free-look" period. See Short-Term Cancellation Right or "Free-Look", page 20.

Each automatic transfer will take effect as of the end of the valuation period on the date coinciding with the periodic timing you designate provided the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, or if the date does not occur in that particular month, the transfer will take effect as of the end of the valuation period which immediately follows that date. Automatic transfers will continue until: (1) $50 or less remains of the amount designated for Dollar Cost Averaging, at which time the remaining amount will be transferred; or (2) you give us notification of a change in DCA allocation or cancellation of the feature. Currently, there is no charge for using the Dollar Cost Averaging feature. We reserve the right to change this practice, modify the requirements, or discontinue the feature.

Auto-Rebalancing


As an administrative practice, we are currently offering a feature called Auto-Rebalancing. This feature allows you to automatically rebalance variable investment option assets at specified intervals based on percentage allocations that you choose. For example, suppose your initial investment allocation of variable investment options X and Y is split 40% and 60%, respectively. Then, due to investment results, that split changes. You may instruct that those assets be rebalanced to your original or different allocation percentages. Auto-Rebalancing is not available until the end of the "free-look" period. See Short-Term Cancellation Right or "Free-Look", page 20.


Auto-Rebalancing can be performed on a quarterly, semi-annual or annual basis. Each rebalance will take effect as of the end of the valuation period on the date coinciding with the periodic timing you designate, provided the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, or if the date does not occur in that particular month, the transfer will take effect as of the end of the valuation period which immediately follows that date. The fixed-rate option cannot participate in this administrative procedure. Currently, a transfer that occurs under the Auto-Rebalancing feature is not counted towards the 12 free transfers permitted each Contract year. We reserve the right to change this practice, modify the requirements, or discontinue the feature.

How a Contract's Cash Surrender Value Will Vary

You may surrender the Contract for its cash surrender value. The Contract's cash surrender value on any date will be the Contract Fund value minus any Contract debt and minus any applicable surrender charges. See Contract Loans, page 34. The Contract Fund value changes daily, reflecting: (1) increases or decreases in the value of the variable investment options; (2) interest credited on any amounts allocated to the fixed-rate option; (3) interest credited on any loan; and (4) by the daily asset charge for mortality and expense risks assessed against the variable investment options. The Contract Fund value also changes to reflect the receipt of premium payments and the monthly deductions described under Charges and Expenses, page 14. Upon request, Pruco Life will tell you the cash surrender value of your Contract. It is possible for the cash surrender value of a Contract to decline to zero because of unfavorable investment performance.

The tables on pages T1 through T4 of this prospectus illustrate approximately what the cash surrender values would be for representative Contracts paying Target Premium amounts (see Premiums, page 22), assuming hypothetical uniform investment results in the Fund portfolios. Two of the tables assume current charges will be made throughout the lifetime of the Contract and two tables assume maximum charges will be made. See Illustrations of Cash Surrender Values, Death Benefits, and Accumulated Premiums, page 32.

How a Type A (Fixed) Contract's Death Benefit Will Vary

As described  earlier,  there are two types of death benefit available under the
Contract: Type A, a fixed death benefit and Type B, a variable death benefit. The Type B death benefit varies according to changes in the Contract Fund while the Type A death benefit does not, unless it must be increased to comply with the Internal Revenue Code's definition of life insurance.

Under the Type A (fixed) Contract, the death benefit is generally equal to the basic insurance amount, before any reduction of Contract debt. See Contract Loans, page 34. If the Contract is kept in-force for several years, depending on how much premium you pay, and/or if investment performance is reasonably favorable, the Contract Fund may grow to the point where Pruco Life will increase the death benefit in order to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.

Assuming no Contract debt, the death benefit of a Type A (fixed) Contract will always be the greater of:

(1)  the basic insurance amount; and

(2) the Contract Fund before the deduction of any monthly charges due on that date, multiplied by the attained age factor that applies.

A listing of attained age factors can be found on your Contract data pages. The latter provision ensures that the Contract will always have a death benefit large enough to be treated as life insurance for tax purposes under current law.

The following table illustrates at different ages how the attained age factor affects the death benefit for different Contract Fund amounts. The table assumes a $1,000,000 Type A Contract was issued when the younger insured was age 35 and there is no Contract debt.

                                           Type A (Fixed) Death Benefit
----------------------------------------- -----------------------------------------------------------------------
                 IF                                                        THEN
----------------------------------------- -----------------------------------------------------------------------
                                                                   the Contract Fund
the younger insured   and the Contract     the attained age    multiplied by the attained  and the Death Benefit
      is age               Fund is             factor is             age factor is                  is
-------------------- -------------------- -------------------- --------------------------- ----------------------
       40                 $100,000                5.7                    570,000                $1,000,000
       40                 $200,000                5.7                  1,140,000                $1,140,000*
       40                 $300,000                5.7                  1,710,000                $1,710,000*
-------------------- -------------------- -------------------- --------------------------- ----------------------
       60                 $300,000                2.8                    840,000                $1,000,000
       60                 $400,000                2.8                  1,120,000                $1,120,000*
       60                 $600,000                2.8                  1,680,000                $1,680,000*
-------------------- -------------------- -------------------- --------------------------- ----------------------
       80                 $600,000                1.5                    900,000                $1,000,000
       80                 $700,000                1.5                  1,050,000                $1,050,000*
       80                 $800,000                1.5                  1,200,000                $1,200,000*
-------------------- -------------------- -------------------- --------------------------- ----------------------
*    Note that the death benefit has been increased to comply with the Internal Revenue Code's definition of life insurance.  At this point,  any additional  premium  payment will increase the death benefit by more than it increases the Contract Fund.
-----------------------------------------------------------------------------------------------------------------

This means, for example, that if the younger insured has reached the age of 60, and the Contract Fund is $400,000, the death benefit will be $1,120,000, even though the basic insurance amount is $1,000,000. In this situation, for every $1 increase in the Contract Fund, the death benefit will be increased by $2.80. We reserve the right to refuse to accept any premium payment that increases the death benefit by more than it increases the Contract Fund. If we exercise this right, it may in certain situations result in the loss of the Death Benefit Guarantee.

How a Type B (Variable) Contract's Death Benefit Will Vary

Under the Type B (variable) Contract, the death benefit will never be less than the basic insurance amount, before any reduction of Contract debt, but will also vary, immediately after it is issued, with the investment results of the selected investment options. The death benefit may be further increased to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.

Assuming no Contract debt, the death benefit of a Type B (variable) Contract will always be the greater of:

     (1) the basic insurance amount plus the Contract Fund before the deduction of any monthly charges due on that date; and

     (2) the Contract Fund before the deduction of any monthly charges due on that date, multiplied by the attained age factor that applies.

For purposes of determining the death benefit, if the Contract Fund is less than zero, we will consider it to be zero. A listing of attained age factors can be found on your Contract data pages. The latter provision ensures that the Contract will always have a death benefit large enough to be treated as life insurance for tax purposes under current law.

The following table illustrates various attained age factors and Contract Funds and the corresponding death benefits. The table assumes a $1,000,000 Type B Contract was issued when the younger insured was age 35 and there is no Contract debt.

                                           Type B (Variable) Death Benefit
--------------------------------------------------------------------------------------------------------------------
                    IF                                                        THEN
-------------------------------------------- -----------------------------------------------------------------------
                                                                      the Contract Fund
 the younger insured     and the Contract     the attained age        multiplied by the           and the Death
        is age                Fund is             factor is         attained age factor is         Benefit is
----------------------- -------------------- -------------------- --------------------------- ----------------------
          40                 $100,000                5.7                    570,000                $1,100,000
          40                 $200,000                5.7                  1,140,000                $1,200,000
          40                 $300,000                5.7                  1,710,000                $1,710,000*
----------------------- -------------------- -------------------- --------------------------- ----------------------
          60                 $300,000                2.8                    840,000                $1,300,000
          60                 $400,000                2.8                  1,120,000                $1,400,000
          60                 $600,000                2.8                  1,680,000                $1,680,000*
----------------------- -------------------- -------------------- --------------------------- ----------------------
          80                 $600,000                1.5                    900,000                $1,600,000
          80                 $700,000                1.5                  1,050,000                $1,700,000
          80                 $800,000                1.5                  1,200,000                $1,800,000
----------------------- -------------------- -------------------- --------------------------- ----------------------
*    Note that the death benefit has been increased to comply with the Internal  Revenue  Code's  definition of life insurance.  At this point,  any  additional  premium  payment will  increase the death  benefit by more than it increases the Contract Fund.
--------------------------------------------------------------------------------------------------------------------

This means, for example, that if the younger insured has reached the age of 60, and the Contract Fund is $600,000, the death benefit will be $1,680,000, even though the basic insurance amount is $1,000,000. In this situation, for every $1 increase in the Contract Fund, the death benefit will be increased by $2.80. We reserve the right to refuse to accept any premium payment that increases the death benefit by more than it increases the Contract Fund. If we exercise this right, it may in certain situations result in the loss of the Death Benefit Guarantee.

Surrender of a Contract

A Contract may be surrendered for its cash surrender value while one or both of the insureds is living. To surrender a Contract, you must deliver or mail it, together with a written request in a form that meets Pruco Life's needs, to a Home Office. The cash surrender value of a surrendered Contract will be determined as of the end of the valuation period in which such a request is received in the Home Office. Surrender of a Contract may have tax consequences. See Tax Treatment of Contract Benefits, page 35.

Withdrawals

Under certain circumstances, you may withdraw a portion of the Contract's cash surrender value without surrendering the Contract. You must ask for a withdrawal on a form that meets our needs. The cash surrender value after withdrawal may not be less than or equal to zero after deducting: (a) any charges associated with the withdrawal and (b) an amount sufficient to cover the Contract Fund deductions for two monthly dates following the date of the withdrawal. The amount withdrawn must be at least $500. There is an administrative processing fee for each withdrawal equal to the lesser of $25 or 2% of the withdrawal amount. An amount withdrawn may not be repaid except as a premium subject to the applicable charges. Upon request, we will tell you how much you may withdraw. Withdrawal of the cash surrender value may have tax consequences. See Tax Treatment of Contract Benefits, page 35.

Whenever a withdrawal is made, the death benefit payable will immediately be reduced by at least the amount of the withdrawal. For a Contract with a Type B death benefit, this will not change the basic insurance amount. However, under a Contract with a Type A death benefit, the resulting reduction in death benefit usually requires a reduction in the basic insurance amount. We will send you new Contract data pages showing these changes. We may also deduct a surrender charge from the Contract Fund. See Decreases in Basic Insurance Amount, page 31. No withdrawal will be permitted under a Contract with a Type A death benefit if it would result in a basic insurance amount of less than the minimum basic insurance amount. It is important to note, however, that if the basic insurance amount is decreased at any time during the life of the Contract, there is a possibility that the Contract might be classified as a Modified Endowment Contract. See Tax Treatment of Contract Benefits, page 35. Before making any withdrawal which causes a decrease in basic insurance amount, you should consult with your Pruco Life representative.

When a withdrawal is made, the Contract Fund is reduced by the sum of the cash withdrawn, the withdrawal fee, and any applicable surrender charge. An amount equal to the reduction in the Contract Fund will be withdrawn proportionally from the investment options unless you direct otherwise.

Withdrawal of the cash surrender value increases the risk that the Contract Fund may be insufficient to provide Contract benefits. If such a withdrawal is followed by unfavorable investment experience, the Contract may go into default. Withdrawals may also affect whether a Contract is kept in-force under the Death Benefit Guarantee. This is because, for purposes of determining whether a lapse has occurred, Pruco Life treats withdrawals as a return of premium. Therefore, withdrawals decrease the accumulated net payments. See Death Benefit Guarantee, page 24.

Decreases in Basic Insurance Amount

As described earlier, you may make a withdrawal (see Withdrawals, page 30). You also have the additional option of decreasing the basic insurance amount of your Contract without withdrawing any cash surrender value. Contract owners who conclude that, because of changed circumstances, the amount of insurance is greater than needed, will be able to decrease their amount of insurance protection and the monthly deductions for the cost of insurance without decreasing their current cash surrender value. The cash surrender value of the Contract on the date of the decrease will not change, except that an administrative processing fee of up to $25 and a surrender charge may be deducted. If we ask you to, you must send us your Contract to be endorsed. The Contract will be amended to show the new basic insurance amount, charges, values in the appropriate tables and the effective date of the decrease.

If you decrease your basic insurance amount to an amount equal to or greater than the Surrender Charge Threshold shown in your Contract, we will not impose a surrender charge. The Surrender Charge Threshold is the lowest basic insurance amount since issue. If you decrease your basic insurance amount below this threshold, we will subtract the new basic insurance amount from the threshold amount. We will then multiply the surrender charge (see Surrender Charge, page
20) by the lesser of this difference and the amount of the decrease and divide by the threshold amount. The result is the maximum surrender charge we will deduct from the Contract Fund as a result of this transaction.

The minimum permissible decrease for your Contract is shown under Contract Limitations in your Contract data pages. The basic insurance amount after the decrease may not be lower than the minimum basic insurance amount. No reduction will be permitted if it would cause the Contract to fail to qualify as "life insurance" for purposes of Section 7702 of the Internal Revenue Code. The basic insurance amount cannot be restored to any greater amount once a decrease has taken effect.

It is important to note, however, that if the basic insurance amount is decreased at any time during the life of the Contract, there is a possibility that the Contract might be classified as a Modified Endowment Contract. See Tax Treatment of Contract Benefits, page 35. Before requesting any decrease in basic insurance amount, you should consult with your Pruco Life representative.

When Proceeds Are Paid

Pruco Life will generally pay any death benefit, cash surrender value, loan proceeds or withdrawal within seven days after all the documents required for such a payment are received at a Home Office. Other than the death benefit, which is determined as of the date of the second death, the amount will be determined as of the end of the valuation period in which the necessary documents are received at a Home Office. However, Pruco Life may delay payment of proceeds from the variable investment options and the variable portion of the death benefit due under the Contract if the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.

With respect to the amount of any cash surrender value allocated to the fixed-rate option, Pruco Life expects to pay the cash surrender value promptly upon request. However, Pruco Life has the right to delay payment of such cash value for up to six months (or a shorter period if required by applicable law). Any payable death benefit will be credited with interest from the date of death in accordance with applicable law.

Illustrations of Cash Surrender Values, Death Benefits, and Accumulated Premiums

The following four tables (pages T1 through T4) show how a Contract's death benefit and cash surrender values change with the investment experience of the Account. They are "hypothetical" because they are based, in part, upon several assumptions, which are described below. All four tables assume the following:

o a Contract with a basic insurance amount of $1,000,000 bought by a 55 year old male Preferred Non-Smoker and a 50 year old female Preferred Best, with no extra risks and no extra benefit riders added to the Contract.

o the Target Premium amount (see Premiums, page 22) is paid on each Contract anniversary and no loans are taken.

o the Contract Fund has been invested in equal amounts in each of the 36 portfolios of the Funds and no portion of the Contract Fund has been allocated to the fixed-rate option.

The first table (page T1) assumes a Type A (fixed) Contract has been purchased and the second table (page T2) assumes a Type B (variable) Contract has been purchased. Both assume the current charges will continue indefinitely. The third and fourth tables (pages T3 and T4) are based upon the same assumptions except it is assumed the maximum contractual charges have been made from the beginning. See Charges and Expenses, page 14.

Under the Type B Contract the death benefit changes to reflect investment returns. Under the Type A Contract, the death benefit increases only if the Contract Fund becomes large enough that an increase in the death benefit is necessary for the Contract to satisfy the Internal Revenue Code's definition of life insurance. See Type of Death Benefit, page 21.

There are four assumptions, shown separately, about the average investment performance of the portfolios. The first is that there will be a uniform 0% gross rate of return with the average value of the Contract Fund uniformly adversely affected by very unfavorable investment performance. The other three assumptions are that investment performance will be at a uniform gross annual rate of 4%, 8% and 12%. Actual returns will fluctuate from year to year. In addition, death benefits and cash surrender values would be different from those shown if investment returns averaged 0%, 4%, 8% and 12% but fluctuated from those averages throughout the years. Nevertheless, these assumptions help show how the Contract values will change with investment experience.

The first column in the following four tables (pages T1 through T4) shows the Contract year. The second column, to provide context, shows what the aggregate amount would be if the premiums had been invested to earn interest, after taxes, at 4% compounded annually. The next four columns show the death benefit payable in each of the years shown for the four different assumed investment returns. The last four columns show the cash surrender value payable in each of the years shown for the four different assumed investment returns.


A gross return (as well as the net return) is shown at the top of each column. The gross return represents the combined effect of investment income and capital gains and losses, realized or unrealized, of the portfolios before any reduction is made for investment advisory fees or other Fund expenses. The net return reflects average total annual expenses of the 36 portfolios of 0.86%, and the daily deduction from the Contract Fund of 0.9% per year. Thus, gross returns of 0%, 4%, 8% and 12% are the equivalent of net returns of -1.76%, 2.24%, 6.24% and 10.24%, respectively. The actual fees and expenses of the portfolios associated with a particular Contract may be more or less than 0.86% and will depend on which variable investment options are selected. The death benefits and cash surrender values shown reflect the deduction of all expenses and charges both from the Funds and under the Contract.


If you are considering the purchase of a variable life insurance contract from another insurance company, you should not rely upon these tables for comparison purposes. A comparison between two tables, each showing values for a 55 year old man and a 50 year old woman, may be useful for a 55 year old man and a 50 year old woman, but would be inaccurate if made for insureds of other ages, sex, or rating classes. Your Pruco Life representative can provide you with a hypothetical illustration for your own age, sex, and rating class.

                                  ILLUSTRATIONS

                      SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                             FIXED INSURANCE AMOUNT
                     MALE ISSUE AGE 55, PREFERRED NONSMOKER
                       FEMALE ISSUE AGE 50, PREFERRED BEST
                       $ 1,000,000 BASIC INSURANCE AMOUNT
                       $ 12,196.33 ANNUAL PREMIUM PAYMENT
                        USING CURRENT CONTRACTUAL CHARGES

                                        Death Benefit (1)                                     Cash Surrender Value (1)
                       -----------------------------------------------------  ----------------------------------------------------
                               Assuming Hypothetical Gross (and Net)                 Assuming Hypothetical Gross (and Net)
           Premiums                 Annual Investment Return of                          Annual Investment Return of
End of   Accumulated   -----------------------------------------------------  ----------------------------------------------------
Policy  at 4% Interest   0% Gross     4% Gross      8% Gross     12% Gross      0% Gross     4% Gross     8% Gross     12% Gross
 Year      Per Year    (-1.76% Net)  (2.24% Net)   (6.24% Net)  (10.24% Net)  (-1.76% Net)  (2.24% Net)  (6.24% Net)  (10.24% Net)
------  -------------- ------------  -----------   -----------  ------------  ------------  -----------  -----------  ------------
   1     $   12,684    $1,000,000    $1,000,000    $1,000,000   $ 1,000,000      $  4,020    $  4,408    $    4,796   $     5,184
   2     $   25,876    $1,000,000    $1,000,000    $1,000,000   $ 1,000,000      $ 12,870    $ 14,014    $   15,190   $    16,397
   3     $   39,595    $1,000,000    $1,000,000    $1,000,000   $ 1,000,000      $ 21,544    $ 23,816    $   26,213   $    28,739
   4     $   53,863    $1,000,000    $1,000,000    $1,000,000   $ 1,000,000      $ 30,040    $ 33,811    $   37,897   $    42,318
   5     $   68,702    $1,000,000    $1,000,000    $1,000,000   $ 1,000,000      $ 38,354    $ 43,997    $   50,276   $    57,252
   6     $   84,134    $1,000,000    $1,000,000    $1,000,000   $ 1,000,000      $ 49,273    $ 57,219    $   66,294   $    76,638
   7     $  100,183    $1,000,000    $1,000,000    $1,000,000   $ 1,000,000      $ 59,970    $ 70,668    $   83,201   $    97,861
   8     $  116,875    $1,000,000    $1,000,000    $1,000,000   $ 1,000,000      $ 70,437    $ 84,337    $  101,042   $   121,095
   9     $  134,234    $1,000,000    $1,000,000    $1,000,000   $ 1,000,000      $ 80,656    $ 98,207    $  119,854   $   146,529
  10     $  152,288    $1,000,000    $1,000,000    $1,000,000   $ 1,000,000      $ 90,615    $112,270    $  139,683   $   174,376
  15     $  253,983    $1,000,000    $1,000,000    $1,000,000   $ 1,000,000      $132,407    $181,557    $  252,663   $   355,935
  20     $  377,711    $1,000,000    $1,000,000    $1,000,000   $ 1,315,915      $166,627    $255,039    $  402,178   $   648,234
  25     $  528,244    $1,000,000    $1,000,000    $1,048,012   $ 1,940,999      $192,352    $332,457    $  602,306   $ 1,115,517
  30     $  711,392    $1,000,000    $1,000,000    $1,310,436   $ 2,807,724      $198,153    $404,962    $  862,129   $ 1,847,187
  35     $  934,218    $1,000,000    $1,000,000    $1,621,801   $ 4,049,188      $168,340    $462,683    $1,192,500   $ 2,977,344
  40     $1,205,321    $1,000,000    $1,000,000    $1,987,844   $ 5,817,427      $ 59,967    $482,596    $1,603,100   $ 4,691,473
  45     $1,535,159    $        0(2) $1,000,000    $2,374,064   $ 8,180,845      $      0(2) $322,752    $2,064,404   $ 7,113,778
  50     $1,936,457    $        0    $        0(2) $2,741,580   $11,162,338      $      0    $      0(2) $2,636,135   $10,733,017

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0% the Contract would go into default in policy year 42. Based on a gross return of 4% the Contract would go into default in policy year 48.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T1

                      SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                            VARIABLE INSURANCE AMOUNT
                     MALE ISSUE AGE 55, PREFERRED NONSMOKER
                       FEMALE ISSUE AGE 50, PREFERRED BEST
                       $ 1,000,000 BASIC INSURANCE AMOUNT
                       $ 14,567.25 ANNUAL PREMIUM PAYMENT
                        USING CURRENT CONTRACTUAL CHARGES

                                         Death Benefit (1)                                     Cash Surrender Value (1)
                        ----------------------------------------------------  ----------------------------------------------------
                               Assuming Hypothetical Gross (and Net)                 Assuming Hypothetical Gross (and Net)
           Premiums                 Annual Investment Return of                          Annual Investment Return of
End of   Accumulated    ----------------------------------------------------  ----------------------------------------------------
Policy  at 4% Interest    0% Gross     4% Gross     8% Gross     12% Gross      0% Gross     4% Gross     8% Gross     12% Gross
 Year      Per Year     (-1.76% Net)  (2.24% Net)  (6.24% Net)  (10.24% Net)  (-1.76% Net)  (2.24% Net)  (6.24% Net)  (10.24% Net)
------  --------------  ------------  -----------  -----------  ------------  ------------  -----------  -----------  ------------
   1     $   15,150     $1,010,983    $1,011,450    $1,011,918   $ 1,012,386      $  5,983   $  6,450     $    6,918   $     7,386
   2     $   30,906     $1,021,760    $1,023,144    $1,024,566   $ 1,026,027      $ 16,760   $ 18,144     $   19,566   $    21,027
   3     $   47,292     $1,032,327    $1,035,080    $1,037,983   $ 1,041,043      $ 27,327   $ 30,080     $   32,983   $    36,043
   4     $   64,334     $1,042,681    $1,047,255    $1,052,209   $ 1,057,569      $ 37,681   $ 42,255     $   47,209   $    52,569
   5     $   82,057     $1,052,818    $1,059,667    $1,067,286   $ 1,075,749      $ 47,818   $ 54,667     $   62,286   $    70,749
   6     $  100,489     $1,064,711    $1,074,355    $1,085,366   $ 1,097,916      $ 60,711   $ 70,355     $   81,366   $    93,916
   7     $  119,659     $1,076,344    $1,089,321    $1,104,521   $ 1,122,299      $ 73,344   $ 86,321     $  101,521   $   119,299
   8     $  139,595     $1,087,706    $1,104,553    $1,124,802   $ 1,149,108      $ 85,706   $102,553     $  122,802   $   147,108
   9     $  160,329     $1,098,775    $1,120,033    $1,146,252   $ 1,178,564      $ 97,775   $119,033     $  145,252   $   177,564
  10     $  181,892     $1,109,539    $1,135,746    $1,168,925   $ 1,210,919      $109,539   $135,746     $  168,925   $   210,919
  15     $  303,356     $1,159,785    $1,218,975    $1,304,614   $ 1,429,006      $159,785   $218,975     $  304,614   $   429,006
  20     $  451,136     $1,200,800    $1,306,464    $1,482,199   $ 1,777,399      $200,800   $306,464     $  482,199   $   777,399
  25     $  630,933     $1,231,091    $1,396,341    $1,714,024   $ 2,335,401      $231,091   $396,341     $  714,024   $ 1,335,401
  30     $  849,683     $1,236,207    $1,472,032    $2,000,799   $ 3,360,945      $236,207   $472,032     $1,000,799   $ 2,211,148
  35     $1,115,827     $1,198,034    $1,509,656    $2,337,657   $ 4,847,155      $198,034   $509,656     $1,337,657   $ 3,564,085
  40     $1,439,631     $1,076,826    $1,457,718    $2,691,572   $ 6,963,978      $ 76,826   $457,718     $1,691,572   $ 5,616,112
  45     $1,833,588     $        0(2) $1,099,553    $2,845,998   $ 9,793,308      $      0(2)$ 99,553     $1,845,998   $ 8,515,920
  50     $2,312,897     $        0    $        0(2) $2,140,992   $13,410,447      $      0   $      0(2)  $1,140,992   $12,410,447

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0% the Contract would go into default in policy year 42. Based on a gross return of 4% the Contract would go into default in policy year 46.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T2

                      SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                             FIXED INSURANCE AMOUNT
                     MALE ISSUE AGE 55, PREFERRED NONSMOKER
                       FEMALE ISSUE AGE 50, PREFERRED BEST
                       $ 1,000,000 BASIC INSURANCE AMOUNT
                       $ 12,196.33 ANNUAL PREMIUM PAYMENT
                        USING MAXIMUM CONTRACTUAL CHARGES

                                        Death Benefit (1)                                     Cash Surrender Value (1)
                        ----------------------------------------------------  ----------------------------------------------------
                               Assuming Hypothetical Gross (and Net)                 Assuming Hypothetical Gross (and Net)
           Premiums                 Annual Investment Return of                          Annual Investment Return of
End of   Accumulated    ----------------------------------------------------  ----------------------------------------------------
Policy  at 4% Interest    0% Gross     4% Gross     8% Gross     12% Gross      0% Gross     4% Gross     8% Gross     12% Gross
 Year      Per Year     (-1.76% Net)  (2.24% Net)  (6.24% Net)  (10.24% Net)  (-1.76% Net)  (2.24% Net)  (6.24% Net)  (10.24% Net)
------  --------------  ------------  -----------  -----------  ------------  ------------  -----------  -----------  ------------
   1     $   12,684     $1,000,000    $1,000,000    $1,000,000    $1,000,000      $    303     $    666     $  1,030    $    1,394
   2     $   25,876     $1,000,000    $1,000,000    $1,000,000    $1,000,000      $  8,379     $  9,445     $ 10,540    $   11,665
   3     $   39,595     $1,000,000    $1,000,000    $1,000,000    $1,000,000      $ 16,214     $ 18,319     $ 20,540    $   22,882
   4     $   53,863     $1,000,000    $1,000,000    $1,000,000    $1,000,000      $ 23,790     $ 27,268     $ 31,039    $   35,121
   5     $   68,702     $1,000,000    $1,000,000    $1,000,000    $1,000,000      $ 31,085     $ 36,268     $ 42,042    $   48,461
   6     $   84,134     $1,000,000    $1,000,000    $1,000,000    $1,000,000      $ 41,228     $ 48,497     $ 56,809    $   66,296
   7     $  100,183     $1,000,000    $1,000,000    $1,000,000    $1,000,000      $ 51,012     $ 60,754     $ 72,188    $   85,584
   8     $  116,875     $1,000,000    $1,000,000    $1,000,000    $1,000,000      $ 60,406     $ 73,004     $ 88,182    $  106,442
   9     $  134,234     $1,000,000    $1,000,000    $1,000,000    $1,000,000      $ 69,373     $ 85,205     $104,792    $  128,999
  10     $  152,288     $1,000,000    $1,000,000    $1,000,000    $1,000,000      $ 77,868     $ 97,305     $122,010    $  153,387
  15     $  253,983     $1,000,000    $1,000,000    $1,000,000    $1,000,000      $102,737     $145,509     $208,185    $  300,187
  20     $  377,711     $1,000,000    $1,000,000    $1,000,000    $1,058,124      $100,067     $174,002     $301,475    $  521,243
  25     $  528,244     $1,000,000    $1,000,000    $1,000,000    $1,453,801      $ 39,550     $150,522     $385,355    $  835,518
  30     $  711,392     $        0(2) $        0(2) $1,000,000    $1,882,434      $      0(2)  $      0(2)  $420,450    $1,238,443
  35     $  934,218     $        0    $        0    $1,000,000    $2,346,665      $      0     $      0     $305,195    $1,725,489
  40     $1,205,321     $        0    $        0    $        0(2) $2,863,140      $      0     $      0     $      0(2) $2,308,984
  45     $1,535,159     $        0    $        0    $        0    $3,504,600      $      0     $      0     $      0    $3,047,479
  50     $1,936,457     $        0    $        0    $        0    $4,297,338      $      0     $      0     $      0    $4,132,056

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0% the Contract would go into default in policy year 27. Based on a gross return of 4% the Contract would go into default in policy year 30. Based on a gross return of 8% the Contract would go into default in policy year 39.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T3

                      SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                            VARIABLE INSURANCE AMOUNT
                     MALE ISSUE AGE 55, PREFERRED NONSMOKER
                       FEMALE ISSUE AGE 50, PREFERRED BEST
                       $ 1,000,000 BASIC INSURANCE AMOUNT
                       $ 14,567.25 ANNUAL PREMIUM PAYMENT
                        USING MAXIMUM CONTRACTUAL CHARGES

                                        Death Benefit (1)                                     Cash Surrender Value (1)
                        ----------------------------------------------------  ----------------------------------------------------
                               Assuming Hypothetical Gross (and Net)                 Assuming Hypothetical Gross (and Net)
           Premiums                 Annual Investment Return of                          Annual Investment Return of
End of   Accumulated    ----------------------------------------------------  ----------------------------------------------------
Policy  at 4% Interest    0% Gross     4% Gross     8% Gross     12% Gross      0% Gross     4% Gross     8% Gross     12% Gross
 Year      Per Year     (-1.76% Net)  (2.24% Net)  (6.24% Net)  (10.24% Net)  (-1.76% Net)  (2.24% Net)  (6.24% Net)  (10.24% Net)
------  --------------  ------------  -----------  -----------  ------------  ------------  -----------  -----------  ------------
   1     $   15,150     $1,010,178    $1,010,617    $1,011,057    $1,011,498      $  2,178    $  2,617    $  3,057     $    3,498
   2     $   30,906     $1,020,094    $1,021,388    $1,022,719    $1,024,085      $ 12,094    $ 13,388    $ 14,719     $   16,085
   3     $   47,292     $1,029,733    $1,032,296    $1,035,001    $1,037,853      $ 21,733    $ 24,296    $ 27,001     $   29,853
   4     $   64,334     $1,039,075    $1,043,318    $1,047,917    $1,052,894      $ 31,075    $ 35,318    $ 39,917     $   44,894
   5     $   82,057     $1,048,097    $1,054,427    $1,061,476    $1,069,310      $ 40,097    $ 46,427    $ 53,476     $   61,310
   6     $  100,489     $1,058,509    $1,067,390    $1,077,541    $1,089,122      $ 52,109    $ 60,990    $ 71,141     $   82,722
   7     $  119,659     $1,068,510    $1,080,410    $1,094,371    $1,110,720      $ 63,710    $ 75,610    $ 89,571     $  105,920
   8     $  139,595     $1,078,064    $1,093,445    $1,111,968    $1,134,241      $ 74,864    $ 90,245    $108,768     $  131,041
   9     $  160,329     $1,087,128    $1,106,443    $1,130,327    $1,159,828      $ 85,528    $104,843    $128,727     $  158,228
  10     $  181,892     $1,095,648    $1,119,340    $1,149,432    $1,187,627      $ 95,648    $119,340    $149,432     $  187,627
  15     $  303,356     $1,127,160    $1,178,765    $1,254,198    $1,364,703      $127,160    $178,765    $254,198     $  364,703
  20     $  451,136     $1,127,214    $1,213,704    $1,361,653    $1,615,537      $127,214    $213,704    $361,653     $  615,537
  25     $  630,933     $1,065,840    $1,185,575    $1,433,715    $1,943,877      $ 65,840    $185,575    $433,715     $  943,877
  30     $  849,683     $        0(2) $1,018,668    $1,382,994    $2,316,638      $      0(2) $ 18,668    $382,994     $1,316,638
  35     $1,115,827     $        0    $        0(2) $1,060,778    $2,646,987      $      0    $      0(2) $ 60,778     $1,646,987
  40     $1,439,631     $        0    $        0    $        0(2) $2,765,295      $      0    $      0    $      0(2)  $1,765,295
  45     $1,833,588     $        0    $        0    $        0    $2,344,475      $      0    $      0    $      0     $1,344,475
  50     $2,312,897     $        0    $        0    $        0    $        0(2)   $      0    $      0    $      0     $        0(2)

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0% the Contract would go into default in policy year 28. Based on a gross return of 4% the Contract would go into default in policy year 31. Based on a gross return of 8% the Contract would go into default in policy year 36. Based on a gross return of 12% the Contract would go into default in policy year 49.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 4%, 8%, and 12% over a period of years but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       T4

Contract Loans

You may borrow from Pruco Life an amount up to the current "loan value" of your Contract less any existing Contract debt using the Contract as the only security for the loan. The loan value at any time will equal the sum of (a) 90% of the cash value attributable to the variable investment options, and (b) the balance of the cash value, provided the Contract is not in default. A Contract in default has no loan value. The minimum loan amount you may borrow is $500.

Interest charged on a loan accrues daily. Interest is due on each Contract anniversary or when the loan is paid back, whichever comes first. If interest is not paid when due, it becomes part of the loan and we will charge interest on it, too. Except in the case of preferred loans, we charge interest at an effective annual rate of 5%.

Unless you ask us otherwise, a portion of the amount you may borrow on or after the 10th Contract anniversary will be considered a preferred loan up to an amount equal to the maximum preferred loan amount. The maximum preferred loan amount is the total amount you may borrow minus the total net premiums paid (net premiums equal premiums paid less total withdrawals, if any). If the net premium amount is less than zero, we will, for purposes of this calculation, consider it to be zero. Only new loans borrowed after the 10th Contract anniversary may be considered preferred loans; standard loans will not automatically be converted into preferred loans. Preferred loans are charged interest at an effective annual rate of 4.25%.

The Contract debt is the amount of all outstanding loans plus any interest accrued but not yet due. If at any time the Contract debt equals or exceeds the cash value, the Contract will go into default. We will notify you of a 61-day grace period, within which time you may repay all or enough of the loan to obtain a positive cash surrender value and thus keep the Contract in-force for a limited time. If the Contract debt equals or exceeds the cash value and you fail to keep the Contract in-force, the amount of unpaid Contract debt will be treated as a distribution and will be immediately taxable to the extent of gain in the contract. Reinstatement of the contract after lapse will not eliminate the taxable income which we are required to report to the Internal Revenue Service. See Tax Treatment of Contract Benefits, page 35 and Lapse and Reinstatement, page 38.

When a loan is made, an amount equal to the loan proceeds is transferred out of the Account and/or the fixed-rate option, as applicable. Unless you ask us to take the loan amount from specific investment options and we agree, the reduction will be made in the same proportions as the loanable amount in each variable investment option and the fixed-rate option bears to the total loanable amount of the Contract. When you take a loan, the amount of the loan continues to be a part of the Contract Fund and is credited with interest at an effective annual rate of 4%. Therefore, the net cost of a standard loan is 1% and the net cost of a preferred loan is "%.


Loans you take against the Contract are ordinarily treated as debt and are not considered distributions subject to tax. However, you should know that the Internal Revenue Service may take the position that the loan should be treated as a distribution for tax purposes because of the relatively low differential between the loan interest rate and the Contract's crediting rate. Distributions are subject to income tax. Were the Internal Revenue Service to take this position, Pruco Life would take reasonable steps to attempt to avoid this result, including modifying the Contract's loan provisions, but cannot guarantee that such efforts would be successful.


Any Contract debt will be deducted from the death benefit should the death benefit become payable while a loan is outstanding. Loans from Modified Endowment Contracts may be treated for tax purposes as distributions of income. See Tax Treatment of Contract Benefits, page 35.

Any Contract debt will be deducted from the cash value to calculate the cash surrender value should the Contract be surrendered.

In addition, even if the loan is fully repaid, it may have an effect on future death benefits, because the investment results of the selected investment options will apply only to the amount remaining invested under those options. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited upon the amount of the loan while the loan is outstanding, values under the Contract will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, Contract values will be higher than they would have been had no loan been made.

When you repay all or part of a loan, we will increase the portion of the Contract Fund in the variable investment options by the amount of that repayment, plus the interest credits accrued on the loan since the last transaction date. To do this, we will use your investment allocation for future premium payments as of the loan payment date. We will also decrease the portion of the Contract Fund on which we credit the guaranteed annual interest rate of 4% by the amount of loan you repay.

Sale of the Contract and Sales Commissions


Pruco Securities Corporation ("Prusec"), an indirect wholly-owned subsidiary of Prudential Financial, acts as the principal underwriter of the Contract. Prusec, organized in 1971 under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Prusec's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. The Contract is sold by registered representatives of Prusec who are also authorized by state insurance departments to do so. The Contract may also be sold through other broker-dealers authorized by Prusec and applicable law to do so. Registered representatives of such other broker-dealers may be paid on a different basis than described below.

Commissions are based on a premium value referred to as the Commissionable Target Premium. The Commissionable Target Premium may vary from the Target Premium, depending on the age and rating class of the insureds, any extra risk charges, or additional riders.


Generally, representatives will receive a commission of no more than:


     (1) 50% of the premiums received in the first 12 months following the Contract Date on premiums up to the Commissionable Target Premium amount (see Premiums, page 22);

     (2) 3% commission on premiums received in the first 12 months following the Contract Date in excess of the Commissionable Target Premium amount;

     (3)  4% of premiums received in years two through 10.

Moreover, trail commissions of 0.0375% of an amount determined by averaging the Contract Fund less all outstanding loans as of the first and last day of each calendar quarter starting with the second Contract year may be paid.


Representatives with less than four years of service may receive compensation on a different basis. Representatives who meet certain productivity or persistency standards may be eligible for additional compensation.

Tax Treatment of Contract Benefits

This summary provides general information on the federal income tax treatment of the Contract. It is not a complete statement of what the federal income taxes will be in all circumstances. It is based on current law and interpretations, which may change. It does not cover state taxes or other taxes. It is not intended as tax advice. You should consult your own qualified tax adviser for complete information and advice.

Treatment as Life Insurance. The Contract must meet certain requirements to qualify as life insurance for tax purposes. These requirements include certain definitional tests and rules for diversification of the Contract's investments. For further information on the diversification requirements, see Taxation of the Fund in the statement of additional information for the Series Fund.

We believe we have taken adequate steps to insure that the Contract qualifies as life insurance for tax purposes. Generally speaking, this means that:

     o you will not be taxed on the growth of the funds in the Contract, unless you receive a distribution from the Contract,

     o the Contract's death benefit will be income tax free to your beneficiary.

Although we believe that the Contract should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Accordingly, we reserve the right to make changes -- which will be applied uniformly to all Contract owners after advance written notice -- that we deem necessary to insure that the Contract will qualify as life insurance.

Pre-Death Distributions . The tax treatment of any distribution you receive before the insured's death depends on whether the Contract is classified as a Modified Endowment Contract.

     Contracts Not Classified as Modified Endowment Contracts.

          o If you surrender the Contract or allow it to lapse, you will be taxed on the amount you receive in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the cash surrender value used to repay Contract debt. In other words, you will immediately have taxable income to the extent of gain in the Contract. Reinstatement of the contract after lapse will not eliminate the taxable income which we are required to report to the Internal Revenue Service. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

          o Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Contract less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Contract years, all or a portion of a withdrawal may be taxed if the Contract Fund exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.

          o Extra premiums for optional benefits and riders generally do not count in computing the premiums paid for the Contract for the purposes of determining whether a withdrawal is taxable.

          o Loans you take against the Contract are ordinarily treated as debt and are not considered distributions subject to tax. However, there is some risk the Internal Revenue Service might assert that the preferred loan should be treated as a distribution for tax purposes because of the relatively low differential between the loan interest rate and Contract's crediting rate. Were the Internal Revenue Service to take this position, Pruco Life would take reasonable steps to avoid this result, including modifying the Contract's loan provisions.

     Modified Endowment Contracts.

          o The rules change if the Contract is classified as a Modified Endowment Contract. The Contract could be classified as a Modified Endowment Contract if premiums in amounts that are too large are paid or a decrease in the face amount of insurance is made (or a rider removed). The addition of a rider or an increase in the face amount of insurance may also cause the Contract to be classified as a Modified Endowment Contract. You should first consult a qualified tax adviser and your Pruco Life representative if you are contemplating any of these steps.

          o If the Contract is classified as a Modified Endowment Contract, then amounts you receive under the Contract before the insured's death, including loans and withdrawals, are included in income to the extent that the Contract Fund before surrender charges exceeds the premiums paid for the Contract increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income. An assignment of a Modified Endowment Contract is taxable in the same way. These rules also apply to pre-death distributions, including loans and assignments, made during the two-year period before the time that the Contract became a Modified Endowment Contract.

          o Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10 percent unless the amount is received on or after age 59 1/2, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to Contracts owned by businesses.

          o All Modified Endowment Contracts issued by us to you during the same calendar year are treated as a single Contract for purposes of applying these rules.

Investor Control. Treasury Department regulations do not provide guidance concerning the extent to which you may direct your investment in the particular variable investment options without causing you, instead of Pruco Life, to be considered the owner of the underlying assets. Because of this uncertainty, Pruco Life reserves the right to make such changes as it deems necessary to assure that the Contract qualifies as life insurance for tax purposes. Any such changes will apply uniformly to affected Contract owners and will be made with such notice to affected Contract owners as is feasible under the circumstances.

Withholding. You must affirmatively elect that no taxes be withheld from a pre-death distribution. Otherwise, the taxable portion of any amounts you receive will be subject to withholding. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are insufficient to cover the tax due.

Other Tax Considerations. If you transfer or assign the Contract to someone else, there may be gift, estate and/or income tax consequences. If you transfer the Contract to a person two or more generations younger than you (or designate such a younger person as a beneficiary), there may be Generation Skipping Transfer tax consequences. Deductions for interest paid or accrued on Contract debt or on other loans that are incurred or continued to purchase or carry the Contract may be denied. Your individual situation or that of your beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if you or the insured dies.

Business-Owned Life Insurance. If a business, rather than an individual, is the owner of the Contract, there are some additional rules. Business Contract owners generally cannot deduct premium payments. Business Contract owners generally cannot take tax deductions for interest on

Contract debt paid or accrued after October 13, 1995. An exception permits the deduction of interest on policy loans on Contracts for up to 20 key persons. The interest deduction for Contract debt on these loans is limited to a prescribed interest rate and a maximum aggregate loan amount of $50,000 per key insured person. The corporate alternative minimum tax also applies to business-owned life insurance. This is an indirect tax on additions to the Contract Fund or death benefits received under business-owned life insurance policies.

Lapse and Reinstatement

Pruco Life will determine the value of the cash surrender value on each Monthly date. If the cash surrender value is zero or less, the Contract is in default unless it remains in-force under the Death Benefit Guarantee. See Death Benefit Guarantee, page 24. If the Contract debt ever grows to be equal to or more than the cash surrender value, the Contract will be in default. Should this happen, Pruco Life will send you a notice of default setting forth the payment which we estimate will keep the Contract in-force for three months from the date of default. This payment must be received at a Home Office within the 61-day grace period after the notice of default is mailed or the Contract will end and have no value. If the second death occurs past the grace period, no death benefit is payable. A Contract that lapses with an outstanding Contract loan may have tax consequences. See Tax Treatment of Contract Benefits, page 35.

A Contract that ended in default may be reinstated within five years after the date of default if all the following conditions are met:

     (1) both insureds are alive or one insured is alive and the Contract ended without value after the death of the other insured;

     (2) you must provide renewed evidence of insurability on any insured who was living when the Contract went into default;

     (3) submission of certain payments sufficient to bring the Contract up to date and cover all charges and deductions for the next three months; and

     (4) any Contract debt with interest to date must be restored or paid back. If the Contract debt is restored and the debt with interest would exceed the loan value of the reinstated Contract, the excess must be paid to us before reinstatement.

The reinstatement date will be the date we approve your request. We will deduct all required charges from your payment and the balance will be placed into your Contract Fund. If we approve the reinstatement, we will credit the Contract Fund with a refund of that part of any surrender charge deducted at the time of default which would have been charged if the Contract were surrendered immediately after reinstatement.

Legal Considerations Relating to Sex-Distinct Premiums and Benefits

The Contract generally employs mortality tables that distinguish between males and females. Thus, premiums and benefits under Contracts issued on males and females of the same age will generally differ. However, in those states that have adopted regulations prohibiting sex-distinct insurance rates, premiums and cost of insurance charges will be based on male rates, whether the insureds are male or female. In addition, employers and employee organizations considering purchase of a Contract should consult their legal advisers to determine whether purchase of a Contract based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law.

Other General Contract Provisions

Assignment. This Contract may not be assigned if the assignment would violate any federal, state or local law or regulation prohibiting sex distinct rates for insurance. Generally, the Contract may not be assigned to an employee benefit plan or program without Pruco Life's consent. Pruco Life assumes no responsibility for the validity or sufficiency of any assignment, and we will not be obligated to comply with any assignment unless we receive a copy at a Home Office.

Beneficiary. You designate and name your beneficiary in the application. Thereafter, you may change the beneficiary, provided it is in accordance with the terms of the Contract. Should the second insured to die do so with no surviving beneficiary, that insured's estate will become the beneficiary, unless someone other than the insureds owned the Contract. In that case, we will make the Contract owner or the Contract owner's estate the beneficiary.

Incontestability. We will not contest the Contract after it has been in-force during the lifetime of both insureds for two years from the issue date. The exceptions are: (1) non-payment of enough premium to pay the required charges; and (2) when any change is made in the Contract that requires Pruco Life's approval and would increase our liability. We will not contest such change after it has been in effect for two years during the lifetime of at least one insured. At the end of the second Contract year we will mail you a notice requesting that you tell us if either insured has died. Failure to tell us of the death of an insured will not avoid a contest, if we have a basis for one, even if premium payments continue to be made.

Misstatement of Age or Sex. If an insured's stated age or sex or both are incorrect in the Contract, Pruco Life will adjust each benefit and any amount to be paid, as required by law, to reflect the correct age and sex. Any such benefit will be based on what the most recent deductions from the Contract Fund would have provided at the insured's correct age and sex.

Settlement Options. The Contract grants to most owners, or to the beneficiary, a variety of optional ways of receiving Contract proceeds, other than in a lump sum. Any Pruco Life representative authorized to sell this Contract can explain these options upon request.

Simultaneous  Death.  If both insureds die while the Contract is in-force and we
find  there  is  lack  of   sufficient   evidence  that  they  died  other  than
simultaneously, we will assume that the older insured died first.

Suicide Exclusion. If either insured, whether sane or insane, dies by suicide within two years from the issue date, the Contract will end and we will return the premiums paid. If there is a surviving insured, we will make a new contract available on the life of that insured. The issue age, Contract date, and the insured's underwriting classification will be the same as they are in the Contract. The amount of coverage will be the lesser of (1) the contract's basic insurance amount, and (2) the maximum amount we allow on the Contract date for single life contracts. The new contract will not take effect unless all premiums due since the Contract date are paid within 31 days after we notify you of the availability of the new contract.

Riders

Contract owners may be able to obtain extra fixed benefits which may require an additional premium. These optional insurance benefits will be described in what is known as a "rider" to the Contract. Charges applicable to the riders will be deducted from the Contract Fund on each Monthly date.

One rider gives insureds the option to exchange the Contract for two new life insurance contracts, one on the life of each insured, in the event of a divorce or if certain changes in tax law occur. Exercise of this option may give rise to taxable income. Another pays an additional amount if both insureds die within a specified number of years. See Tax Treatment of Contract Benefits, page 35. Certain restrictions may apply; they are clearly described in the applicable rider. Any Pruco Life representative authorized to sell the Contract can explain these extra benefits further. Samples of the provisions are available from Pruco Life upon written request.

Substitution of Fund Shares

Although Pruco Life believes it to be unlikely, it is possible that in the judgment of its management, one or more of the portfolios of the Funds may become unsuitable for investment by Contract owners because of investment policy changes, tax law changes, or the unavailability of shares for investment. In that event, Pruco Life may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, may be required. Contract owners will be notified of any such substitution.

Reports to Contract Owners

Once each year, Pruco Life will send you a statement that provides certain information pertinent to your own Contract. This statement will detail values, transactions made, and specific Contract data that apply only to your particular Contract.

You will also be sent annual and semi-annual reports of the Funds showing the financial condition of the portfolios and the investments held in each portfolio.

State Regulation

Pruco Life is subject to regulation and supervision by the Department of Insurance of the State of Arizona, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business.

Pruco Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business to determine solvency and compliance with local insurance laws and regulations.

In addition to the annual statements referred to above, Pruco Life is required to file with Arizona and other jurisdictions a separate statement with respect to the operations of all its variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.

Experts


The consolidated financial statements of Pruco Life and its subsidiaries as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the financial statements of the Survivorship Variable Universal Life Subaccounts of the Account as of December 31, 2001 and for each of the three years in the period then ended included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.

Actuarial matters included in this prospectus have been examined by Pamela A. Schiz, MAAA, FSA, Vice President and Actuary of Prudential, whose opinion is filed as an exhibit to the registration statement.


Litigation and Regulatory Proceedings

We are subject to legal and regulatory actions in the ordinary course of our businesses, including class actions. Pending legal and regulatory actions include proceedings specific to our practices and proceedings generally applicable to business practices in the industries in which we operate. In certain of these lawsuits, large and/or indeterminate amounts are sought, including punitive or exemplary damages.

Beginning in 1995, regulatory authorities and customers brought significant regulatory actions and civil litigation against Pruco Life and Prudential involving individual life insurance sales practices. In 1996, Prudential, on behalf of itself and many of its life insurance subsidiaries, including Pruco Life, entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the companies agreed to various changes to their sales and business practices controls, to a series of fines, and to provide specific forms of relief to eligible class members. Virtually all claims by class members filed in connection with the settlements have been resolved and virtually all aspects of the remediation program have been satisfied.


As of December 31, 2001 Prudential and/or Pruco Life remained a party to approximately 44 individual sales practices actions filed by policyholders who "opted out" of the class action settlement relating to permanent life insurance policies issued in the United States between 1982 and 1995. In addition, there were 19 sales practices actions pending that were filed by policyholders who were members of the class and who failed to "opt out" of the class action settlement. Prudential and Pruco Life believed that those actions are governed by the class settlement release and expects them to be enjoined and/or dismissed. Additional suits may be filed by class members who "opted out" of the class settlements or who failed to "opt out" but nevertheless seek to proceed against Prudential and/or Pruco Life. A number of the plaintiffs in these cases seek large and/or indeterminate amounts, including punitive or exemplary damages. Some of these actions are brought on behalf of multiple plaintiffs. It is possible that substantial punitive damages might be awarded in any of these actions and particularly in an action involving multiple plaintiffs.

Prudential has indemnified Pruco Life for any liabilities incurred in connection with sales practices litigation covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995.

Pruco Life's litigation is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of Pruco Life in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on Pruco Life's financial position.


Additional Information

Pruco Life has filed a registration statement with the SEC under the Securities Act of 1933, relating to the offering described in this prospectus. This prospectus does not include all of the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may, however, be obtained from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549, or by telephoning (800) SEC-0330, upon payment of a prescribed fee.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household ("householding"), in lieu of sending a copy to each contract owner that resides in the household. You should be aware that you can revoke or "opt out" of householding at any time by calling 1-877-778-5008.

Further information may also be obtained from Pruco Life. The address and telephone number are set forth on the inside front cover of this prospectus.

Financial Statements

The financial statements of the Account should be distinguished from the consolidated financial statements of Pruco Life and its subsidiaries, which should be considered only as bearing upon the ability of Pruco Life to meet its obligations under the Contracts.

                             DIRECTORS AND OFFICERS

The directors and major officers of Pruco Life, listed with their principal occupations during the past 5 years, are shown below.

                             DIRECTORS OF PRUCO LIFE

JAMES J. AVERY, JR., Vice Chairman and Director - President, Prudential Individual Life Insurance since 1998; prior to 1998: Senior Vice President, Chief Actuary and CFO, Prudential Individual Insurance Group.

VIVIAN L. BANTA, President, Chairman, and Director - Executive Vice President, Individual Financial Services, U.S. Consumer Group since 2000; 1998 to 1999:
Consultant, Individual Financial Services; prior to 1998: Consultant, Morgan Stanley.

RICHARD J. CARBONE, Director - Senior Vice President and Chief Financial Officer since 1997.

HELEN M. GALT, Director - Company Actuary, Prudential since 1993.

JEAN D. HAMILTON, Director - Executive Vice President, Prudential Institutional since 1998; prior to 1998: President, Diversified Group.

RONALD P. JOELSON, Director - Senior Vice President, Prudential Asset, Liability and Risk Management since 1999; prior to 1999: President, Guaranteed Products, Prudential Institutional.

DAVID R. ODENATH, JR., Director - President, Prudential Investments since 1999; prior to 1999: Senior Vice President and Director of Sales, Investment Consulting Group, PaineWebber.

                         OFFICERS WHO ARE NOT DIRECTORS

SHAUN M. BYRNES, Senior Vice President - Senior Vice President, Director of Mutual Funds, Annuities and UITs, Prudential Investments since 2001; 2000 to 2001: Senior Vice President, Director of Research, Prudential Investments; 1999 to 2000: Senior Vice President, Director of Mutual Funds, Prudential
Investments;   prior  to  1999:   Vice  President,   Mutual  Funds,   Prudential
Investments.

C. EDWARD CHAPLIN, Treasurer - Senior Vice President and Treasurer, Prudential since 2000; prior to 2000, Vice President and Treasurer, Prudential.

THOMAS F. HIGGINS, Senior Vice President - Vice President, Annuity Services, Prudential Individual Financial Services since 1999; 1998 to 1999: Vice President, Mutual Funds, Prudential Individual Financial Services; prior to 1998: Principal, Mutual Fund Operations, The Vanguard Group.

CLIFFORD E. KIRSCH, Chief Legal Officer and Secretary - Chief Counsel, Variable Products, Prudential Law Department since 1995.

ANDREW J. MAKO, Executive Vice President - Vice President, Finance, U.S. Consumer Group since 1999; prior to 1999: Vice President, Business Performance Management Group.

ESTHER H. MILNES, Senior Vice President - Vice President and Chief Actuary, Prudential Individual Life Insurance since 1999; prior to 1999: Vice President and Actuary, Prudential Individual Insurance Group.

JAMES  M.  O'CONNOR,  Senior  Vice  President  and  Actuary  -  Vice  President,
Guaranteed Products since 2001; 1998 to 2000: Corporate Vice President, Guaranteed Products; prior to 1998: Corporate Actuary, Prudential Investments.

SHIRLEY H. SHAO, Senior Vice President and Chief Actuary - Vice President and Associate Actuary, Prudential since 1996.

WILLIAM J. ECKERT, IV, Vice President and Chief Accounting Officer - Vice President and IFS Controller, Prudential Enterprise Financial Management since 2000; 1999 to 2000: Vice President and Individual Life Controller, Prudential Enterprise Financial Management; prior to 1999: Vice President, Accounting, Enterprise Financial Management.

The business address of all directors and officers of Pruco Life is 213 Washington Street, Newark, New Jersey 07102-2992.

Pruco Life directors and officers are elected annually.


                                                       FINANCIAL STATEMENTS OF
                                       THE SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                                                PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2001


                                                                                          SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                             Prudential     Prudential                    Prudential     Prudential
                                                              Money         Diversified    Prudential      Flexible     Conservative
                                                              Market          Bond           Equity        Managed       Balanced
                                                             Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                                            ------------    -----------    -----------    ----------    -----------
ASSETS
  Investment in The Prudential Series Fund, Inc.
    Portfolios and non-Prudential administered
    funds, at net asset value [Note 3] ..............       $122,587,844    $86,639,514    $45,664,178    $5,917,049    $44,117,963
                                                            ------------    -----------    -----------    ----------    -----------
  Net Assets ........................................       $122,587,844    $86,639,514    $45,664,178    $5,917,049    $44,117,963
                                                            ============    ===========    ===========    ==========    ===========

NET ASSETS, representing:
  Accumulation units [Note 9] .......................       $122,587,844    $86,639,514    $45,664,178    $5,917,049    $44,117,963
                                                            ------------    -----------    -----------    ----------    -----------
                                                            $122,587,844    $86,639,514    $45,664,178    $5,917,049    $44,117,963
                                                            ============    ===========    ===========    ==========    ===========

  Units outstanding .................................         83,554,112     44,267,729     20,840,666     3,278,223     19,845,628
                                                            ============    ===========    ===========    ==========    ===========

                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A36


                                                                 A1


                                               SUBACCOUNTS (Continued)
------------------------------------------------------------------------------------------------------------------------
                                                                       T.Rowe                                    MFS
Prudential     Prudential                                               Price                      Janus      Emerging
High Yield      Stock        Prudential    Prudential    Prudential  International  AIM V.I.       Aspen       Growth
  Bond          Index          Value         Global       Jennison     Stock          Value       Growth       Series
Portfolio      Portfolio     Portfolio     Portfolio     Portfolio    Portfolio       Fund       Portfolio    Portfolio
----------   ------------   -----------   -----------   -----------   ----------   ----------    ----------   ----------




$6,111,033   $149,645,901   $11,207,331   $12,405,505   $13,244,326   $3,235,388   $1,658,542    $4,965,264   $4,220,081
$6,111,033   $149,645,901   $11,207,331   $12,405,505   $13,244,326   $3,235,388   $1,658,542    $4,965,264   $4,220,081



$6,111,033   $149,645,901   $11,207,331   $12,405,505   $13,244,326   $3,235,388   $1,658,542    $4,965,264   $4,220,081
$6,111,033   $149,645,901   $11,207,331   $12,405,505   $13,244,326   $3,235,388   $1,658,542    $4,965,264   $4,220,081


 5,236,654     71,447,421     7,051,808    10,693,686    15,056,484    4,297,194    2,211,717     6,839,790    6,252,221

                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A36


                                                                 A2


                                                       FINANCIAL STATEMENTS OF
                                       THE SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                                                PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2001


                                                                                        SUBACCOUNTS
                                                            ----------------------------------------------------------------------
                                                                                         Prudential
                                                                           Franklin      SP Alliance    Prudential     Prudential
                                                            American       Templeton      Large Cap      SP Davis     SP Small/Mid
                                                            Century VP     Small Cap       Growth          Value        Cap Value
                                                            Value Fund       Fund         Portfolio      Portfolio      Portfolio
                                                            ----------     ----------     ----------     ----------     ----------
ASSETS
  Investment in The Prudential Series Fund, Inc.
    Portfolios and non-Prudential administered
    funds, at net asset value [Note 3] ..............       $2,224,167     $3,275,601     $3,351,032     $3,865,837     $2,310,526
                                                            ----------     ----------     ----------     ----------     ----------
  Net Assets ........................................       $2,224,167     $3,275,601     $3,351,032     $3,865,837     $2,310,526
                                                            ==========     ==========     ==========     ==========     ==========


NET ASSETS, representing:
  Accumulation units [Note 9] .......................       $2,224,167     $3,275,601     $3,351,032     $3,865,837     $2,310,526
                                                            ----------     ----------     ----------     ----------     ----------
                                                            $2,224,167     $3,275,601     $3,351,032     $3,865,837     $2,310,526
                                                            ==========     ==========     ==========     ==========     ==========


  Units outstanding .................................        1,676,753      4,633,047      4,117,695      4,111,578      2,200,948
                                                            ==========     ==========     ==========     ==========     ==========

                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A36


                                                                 A3


                                                           SUBACCOUNTS (Continued)
 ---------------------------------------------------------------------------------------------------------------------------------
  Prudential                                                                               Prudential                      SP
  SP INVESCO                                                Prudential                    SP Strategic                  Prudential
    Small      Prudential      Prudential    Prudential      SP AIM       Prudential SP     Partners      Prudential       U.S.
   Company     SP PIMCO         SP PIMCO      SP Large     Growth And      MFS Capital       Focused      SP MFS Mid-    Emerging
   Growth     Total Return     High Yield    Cap Value       Income       Opportunities      Growth       Cap Growth      Growth
  Portfolio    Portfolio       Portfolio     Portfolio      Portfolio       Portfolio       Portfolio      Portfolio     Portfolio
  --------    ------------     ----------    ----------     ---------     -------------   ------------    ------------   ---------




  $702,761     $6,768,410       $420,192      $326,516       $70,601          $584,723        $34,925      $1,036,256    $977,810
  --------     ----------       --------      --------       -------          --------        -------      ----------    --------
  $702,761     $6,768,410       $420,192      $326,516       $70,601          $584,723        $34,925      $1,036,256    $977,810
  ========     ==========       ========      ========       =======          ========        =======      ==========    ========



  $702,761     $6,768,410       $420,192      $326,516       $70,601          $584,723        $34,925      $1,036,256    $977,810
  --------     ----------       --------      --------       -------          --------        -------      ----------    --------
  $702,761     $6,768,410       $420,192      $326,516       $70,601          $584,723        $34,925      $1,036,256    $977,810
  ========     ==========       ========      ========       =======          ========        =======      ==========    ========


   737,702      6,058,921        412,924       343,063        76,752           718,746         37,617       1,182,743    1,094,224
  ========     ==========       ========      ========       =======          ========        =======      ==========    ========

                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A36


                                                                 A4


                                                       FINANCIAL STATEMENTS OF
                                       THE SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                                                PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2001


                                                                                           SUBACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                                            Prudential
                                                              Prudential                       SP          Prudential    Prudential
                                                                SP AIM       Prudential    Conservative   SP Balanced    SP Growth
                                                              Aggressive     SP Alliance      Asset          Asset         Asset
                                                                Growth       Technology     Allocation     Allocation    Allocation
                                                              Portfolio       Portfolio     Portfolio      Portfolio     Portfolio
                                                              ---------      -----------   ------------   ------------   -----------
ASSETS
  Investment in The Prudential Series Fund, Inc.
    Portfolios and non-Prudential administered
    funds, at net asset value [Note 3] ...................     $546,748        $298,165      $194,838       $403,223      $215,272
                                                               --------        --------      --------       --------      --------
  Net Assets .............................................     $546,748        $298,165      $194,838       $403,223      $215,272
                                                               ========        ========      ========       ========      ========


NET ASSETS, representing:
  Accumulation units [Note 9] ............................     $546,748        $298,165      $194,838       $403,223      $215,272
                                                               --------        --------      --------       --------      --------
                                                               $546,748        $298,165      $194,838       $403,223      $215,272
                                                               ========        ========      ========       ========      ========


  Units outstanding ......................................      623,400         344,835       194,345        409,727       223,022
                                                               ========        ========      ========       ========      ========

                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A36


                                                                 A5

-----------------------------------------------
 Prudential
     SP
 Aggressive       Prudential       Prudential
   Growth        SP Jennison      SP Deutsche
   Asset        International     International
 Allocation        Growth           Equity
 Portfolio        Portfolio        Portfolio
 -----------    -------------     -------------



 $79,853          $77,015          $1,634,426
 -------          -------          ----------
 $79,853          $77,015          $1,634,426
 =======          =======          ==========



 $79,853          $77,015          $1,634,426
 -------          -------          ----------
 $79,853          $77,015          $1,634,426
 =======          =======          ==========


  84,680           85,588           1,952,070
 =======          =======          ==========

          SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A36


                                          A6


                                                       FINANCIAL STATEMENTS OF
                                       THE SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                                                PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF OPERATIONS
For the years ended December 31, 2001, 2000, and 1999


                                                                               SUBACCOUNTS
                                              ------------------------------------------------------------------------------------
                                                             Prudential                                   Prudential
                                                            Money Market                               Diversified Bond
                                                             Portfolio                                    Portfolio
                                              --------------------------------------     -----------------------------------------
                                                 2001           2000          1999          2001             2000          1999
                                              ----------     ----------     --------     -----------      ----------     ---------
INVESTMENT INCOME
  Dividend income ..........................  $3,402,939     $1,271,067     $835,985     $ 4,561,081      $2,992,796     $       0
                                              ----------     ----------     --------     -----------      ----------     ---------

EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk
    [Notes 4A] .............................     501,778        118,314      102,057         398,922         275,864       253,044
                                              ----------     ----------     --------     -----------      ----------     ---------

NET INVESTMENT INCOME (LOSS) ...............   2,901,161      1,152,753      733,928       4,162,159       2,716,932      (253,044)
                                              ----------     ----------     --------     -----------      ----------     ---------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Capital gains distributions received .....           0              0            0               0           5,872       114,761
  Realized gain (loss) on shares redeemed ..           0              0            0         263,383          23,979       (24,825)
  Net change in unrealized gain (loss) on
    investments ............................           0              0            0        (546,043)      1,433,451      (406,752)
                                              ----------     ----------     --------     -----------      ----------     ---------

NET GAIN (LOSS) ON INVESTMENTS .............           0              0            0        (282,660)      1,463,302      (316,816)
                                              ----------     ----------     --------     -----------      ----------     ---------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ...............................  $2,901,161     $1,152,753     $733,928     $ 3,879,499      $4,180,234     $(569,860)
                                              ==========     ==========     ========     ===========      ==========     =========

                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A36


                                                                 A7


                                                         SUBACCOUNTS (Continued)
 ----------------------------------------------------------------------------------------------------------------------------------
                 Prudential                                    Prudential                                 Prudential
                  Equity                                   Flexible Managed                        Conservative Balanced
                 Portfolio                                     Portfolio                                  Portfolio
 -----------------------------------------      ---------------------------------------     ---------------------------------------
     2001          2000            1999           2001            2000          1999           2001          2000          1999
 -----------    -----------     ----------      ---------      ---------     ----------     -----------   -----------    ----------


 $   401,031    $   881,331     $  716,887      $ 229,791      $ 320,218     $    1,508     $ 1,508,195   $ 1,841,778    $2,010,476
 -----------    -----------     ----------      ---------      ---------     ----------     -----------   -----------    ----------





     259,453        268,208        263,130         39,776         53,834        111,448         259,746       298,161       289,895
 -----------    -----------     ----------      ---------      ---------     ----------     -----------   -----------    ----------

     141,578        613,123        453,757        190,015        266,384       (109,940)      1,248,449     1,543,617     1,720,581
 -----------    -----------     ----------      ---------      ---------     ----------     -----------   -----------    ----------




   2,383,294      7,809,669      5,076,635         88,324        125,023        382,730         474,656       375,291       270,329
  (2,998,844)      (640,258)     1,953,344       (551,921)       (65,199)      (650,961)       (644,620)     (105,800)      (17,659)

  (5,464,228)    (6,091,333)    (1,836,843)      (303,625)      (540,683)     2,299,575      (2,328,875)   (2,348,399)      959,440
 -----------    -----------     ----------      ---------      ---------     ----------     -----------   -----------    ----------

  (6,079,778)     1,078,078      5,193,136       (767,222)      (480,859)     2,031,344      (2,498,839)   (2,078,908)    1,212,110
 -----------    -----------     ----------      ---------      ---------     ----------     -----------   -----------    ----------




 $(5,938,200)   $ 1,691,201     $5,646,893      $(577,207)     $(214,475)    $1,921,404     $(1,250,390)  $  (535,291)   $2,932,691
 ===========    ===========     ==========      =========      =========     ==========     ===========   ===========    ==========

                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A36


                                                                 A8


                                                       FINANCIAL STATEMENTS OF
                                       THE SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                                                PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF OPERATIONS
For the years ended December 31, 2001, 2000, and 1999


                                                                                SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
                                                              Prudential                                 Prudential
                                                           High Yield Bond                              Stock Index
                                                              Portfolio                                  Portfolio
                                                 -----------------------------------    -------------------------------------------
                                                   2001          2000         1999          2001            2000            1999
                                                 ---------    ---------    ---------    ------------    ------------    -----------
INVESTMENT INCOME
  Dividend income ............................   $ 599,917    $ 340,268    $   8,128    $  1,459,743    $  1,798,252    $ 1,908,245
                                                 ---------    ---------    ---------    ------------    ------------    -----------

EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk
    [Note 4A] ................................      20,485       16,723       16,950         864,755       1,219,165      1,068,971
                                                 ---------    ---------    ---------    ------------    ------------    -----------

NET INVESTMENT INCOME (LOSS) .................     579,432      323,545       (8,822)        594,988         579,087        839,274
                                                 ---------    ---------    ---------    ------------    ------------    -----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Capital gains distributions received .......           0            0            0       8,666,848       7,138,260      2,384,852
  Realized gain (loss) on shares redeemed ....     (91,177)     (76,032)     (58,390)      3,698,870       6,533,279      5,878,374
  Net change in unrealized gain (loss) on
    investments ..............................    (614,989)    (498,772)     181,106     (41,202,806)    (34,812,832)    24,251,918
                                                 ---------    ---------    ---------    ------------    ------------    -----------

NET GAIN (LOSS) ON INVESTMENTS ...............    (706,166)    (574,804)     122,716     (28,837,088)    (21,141,293)    32,515,144
                                                 ---------    ---------    ---------    ------------    ------------    -----------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS .................................   $(126,734)   $(251,259)   $ 113,894    $(28,242,100)   $(20,562,206)   $33,354,418
                                                 =========    =========    =========    ============    ============    ===========

                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A36


                                                                 A9


                                                       SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
                Prudential                                   Prudential                                 Prudential
                  Value                                        Global                                    Jennison
                Portfolio                                    Portfolio                                   Portfolio
-----------------------------------------    -----------------------------------------    -----------------------------------------
   2001            2000          1999            2001           2000           1999           2001           2000           1999
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


$   172,490    $   249,584    $   334,015    $    42,305    $   159,024    $    65,033    $    17,413    $     5,000    $     8,827
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------





     45,072         64,262         87,421         63,225        129,743         93,204         45,024         41,065         28,413
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    127,418        185,322        246,594        (20,920)        29,281        (28,171)       (27,611)       (36,065)       (19,586)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------




  1,015,160        725,037      1,617,066      2,702,689      1,430,049        114,030         80,132      1,146,896        273,783
   (107,721)    (1,114,620)        87,899        709,635        608,912        472,274     (1,624,218)       690,399         65,721

 (1,365,378)       958,713       (246,900)    (5,795,307)    (6,407,573)     6,341,128       (560,158)    (3,264,936)     1,513,045
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

   (457,939)       569,130      1,458,065     (2,382,983)    (4,368,612)     6,927,432     (2,104,244)    (1,427,641)     1,852,549
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------




$  (330,521)   $   754,452    $ 1,704,659    $(2,403,903)   $(4,339,331)   $ 6,899,261    $(2,131,855)   $(1,463,706)   $ 1,832,963
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A36


                                                                 A10


                                                       FINANCIAL STATEMENTS OF
                                       THE SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                                                PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF OPERATIONS
For the years ended December 31, 2001, 2000, and 1999


                                                                               SUBACCOUNTS
                                                -----------------------------------------------------------------------------
                                                              T.Rowe Price                              AIM
                                                           International Stock                       V.I. Value
                                                               Portfolio*                               Fund*
                                                -----------------------------------     -------------------------------------
                                                   2001          2000         1999        2001           2000           1999
                                                ---------      --------      ------     ---------      ---------      -------
INVESTMENT INCOME
  Dividend income ...........................   $  68,182      $  8,160      $   68     $   2,170      $   1,438      $   141
                                                ---------      --------      ------     ---------      ---------      -------

EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk
    [Note 4A] ...............................      10,107         1,679          33        10,523          1,797           60
                                                ---------      --------      ------     ---------      ---------      -------

NET INVESTMENT INCOME (LOSS) ................      58,075         6,481          35        (8,353)          (359)          81
                                                ---------      --------      ------     ---------      ---------      -------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Capital gains distributions received ......           0        39,170         214        32,947         50,111          738
  Realized gain (loss) on shares redeemed ...    (111,665)      (28,712)          0      (195,467)        (8,293)         (17)
  Net change in unrealized gain (loss) on
    investments .............................    (430,872)      (69,108)      3,329       (27,959)      (127,845)       4,894
                                                ---------      --------      ------     ---------      ---------      -------

NET GAIN (LOSS) ON INVESTMENTS ..............    (542,537)      (58,650)      3,543      (190,479)       (86,027)       5,615
                                                ---------      --------      ------     ---------      ---------      -------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ................................   $(484,462)     $(52,169)     $3,578     $(198,832)     $ (86,386)     $ 5,696
                                                =========      ========      ======     =========      =========      =======

  * Became available on June 7, 1999 (Note 1)
 ** Became available on November 10, 1999 (Note 1)
*** Became available on May 1, 2000 (Note 1)

                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A36


                                                                 A11


                                         SUBACCOUNTS (Continued)
---------------------------------------------------------------------------------------------------------------

                                                                MFS
                   Janus                                  Emerging Growth                      American
               Aspen Growth                                    Series                       Century VP Value
                Portfolio*                                   Portfolio*                          Fund***
-------------------------------------       ---------------------------------------      ----------------------
   2001           2000          1999           2001            2000           1999         2001          2000
---------      ---------      -------       -----------      ---------      -------      ---------      -------


$   2,398      $  19,398      $    20       $         0      $       0      $     0      $   8,715      $    25
---------      ---------      -------       -----------      ---------      -------      ---------      -------





   19,587          2,653           30            14,898          2,330            2         10,070          416
---------      ---------      -------       -----------      ---------      -------      ---------      -------

  (17,189)        16,745          (10)          (14,898)        (2,330)          (2)        (1,355)        (391)
---------      ---------      -------       -----------      ---------      -------      ---------      -------




    5,019         44,267            0           232,245         33,878            0              0           65
 (470,438)       (88,235)         (28)         (466,418)       (37,087)         (29)         5,682          139

 (375,682)      (258,009)       3,357          (976,695)      (216,856)         800        188,905       33,461
---------      ---------      -------       -----------      ---------      -------      ---------      -------

 (841,101)      (301,977)       3,329        (1,210,868)      (220,065)         771        194,587       33,665
---------      ---------      -------       -----------      ---------      -------      ---------      -------




$(858,290)     $(285,232)     $ 3,319       $(1,225,766)     $(222,395)     $   769      $ 193,232      $33,274
=========      =========      =======       ===========      =========      =======      =========      =======



                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A36


                                                                 A12


                                                       FINANCIAL STATEMENTS OF
                                       THE SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                                                PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF OPERATIONS
For the years ended December 31, 2001, 2000, and 1999


                                                                                   SUBACCOUNTS
                                             ---------------------------------------------------------------------------------------
                                                                        Prudential                                     Prudential SP
                                                                        SP Alliance      Prudential      Prudential    INVESCO Small
                                                  Franklin Templeton     Large Cap       SP Davis       SP Small/Mid     Company
                                                     Small Cap            Growth           Value         Cap Value        Growth
                                                      Fund***          Portfolio*****  Portfolio*****  Portfolio*****  Portfolio****
                                             ------------------------  --------------  --------------  --------------  ------------
                                                2001           2000         2001            2001           2001           2001
                                             ---------      ---------     ---------      ---------      ---------        --------
INVESTMENT INCOME
  Dividend income .........................  $  12,697      $       0     $   1,001      $   7,418      $   7,960        $      0
                                             ---------      ---------     ---------      ---------      ---------        --------

EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk
    [Note 4A] .............................     11,272          1,288         4,784          2,480          1,489             477
                                             ---------      ---------     ---------      ---------      ---------        --------

NET INVESTMENT INCOME (LOSS) ..............      1,425         (1,288)       (3,783)         4,938          6,471            (477)
                                             ---------      ---------     ---------      ---------      ---------        --------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Capital gains distributions received ....          0              0             0              0              0               0
  Realized gain (loss) on shares redeemed .   (803,286)       (31,514)       (5,975)        (1,130)          (242)         (1,443)
  Net change in unrealized gain (loss) on
    investments ...........................     60,783       (283,918)     (316,034)        99,606         95,964          37,176
                                             ---------      ---------     ---------      ---------      ---------        --------

NET GAIN (LOSS) ON INVESTMENTS ............   (742,503)      (315,432)     (322,009)        98,476         95,722          35,733
                                             ---------      ---------     ---------      ---------      ---------        --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ..............................  $(741,078)     $(316,720)    $(325,792)     $ 103,414      $ 102,193        $ 35,256
                                             =========      =========     =========      =========      =========        ========

  *** Became available on May 1, 2000 (Note 1)
 **** Became available on August 6, 2001 (Note 1)
***** Became available on February 12, 2001 (Note 1)

                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A36


                                                                 A13


                                                       SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Prudential        Prudential       Prudential
  Prudential       Prudential      Prudential        SP AIM           SP MFS         SP Strategic     Prudential      SP Prudential
  SP PIMCO         SP PIMCO         SP Large       Growth And         Capital          Partners       SP MFS Mid-     U.S. Emerging
Total Return      High Yield        Cap Value        Income        Opportunities    Focused Growth    Cap Growth        Growth
Portfolio****    Portfolio****    Portfolio****   Portfolio****    Portfolio*****   Portfolio****   Portfolio*****   Portfolio*****
-------------    -------------    -------------   -------------    --------------   --------------  --------------   --------------
    2001             2001             2001            2001            2001              2001            2001            2001
  ---------        -------           ------         -------         -------            -------        --------        --------


  $ 103,229        $ 6,516           $  252         $     0         $   486            $     0        $      0        $      0
  ---------        -------           ------         -------         -------            -------        --------        --------





      5,050            132               48              21             392                 15             703             711
  ---------        -------           ------         -------         -------            -------        --------        --------

     98,179          6,384              204             (21)             94                (15)           (703)           (711)
  ---------        -------           ------         -------         -------            -------        --------        --------




    132,400              0                0               0               0                  0               1               0
     (5,789)           (17)             133             272          (1,913)               286          (1,729)         (1,580)

    (99,689)        (5,301)           5,372           2,306           6,720              1,657          30,017          21,339
  ---------        -------           ------         -------         -------            -------        --------        --------

     26,922         (5,318)           5,505           2,578           4,807              1,943          28,289          19,759
  ---------        -------           ------         -------         -------            -------        --------        --------



  $ 125,101        $ 1,066           $5,709         $ 2,557         $ 4,901            $ 1,928        $ 27,586        $ 19,048
  =========        =======           ======         =======         =======            =======        ========        ========


                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A36


                                                                 A14


                                                       FINANCIAL STATEMENTS OF
                                       THE SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                                                PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF OPERATIONS
For the years ended December 31, 2001, 2000, and 1999


                                                                                   SUBACCOUNTS
                                              -------------------------------------------------------------------------------------
                                                                              Prudential
                                              Prudential SP                      SP        Prudential   Prudential     Prudential
                                                  AIM          Prudential    Conservative  SP Balanced   SP Growth    SP Aggressive
                                               Aggressive      SP Alliance      Asset         Asset        Asset      Growth Asset
                                                 Growth        Technology    Allocation     Allocation   Allocation    Allocation
                                              Portfolio***** Portfolio***** Portfolio**** Portfolio**** Portfolio**** Portfolio****
                                              -------------- -------------- ------------- ------------- ------------- -------------
                                                  2001            2001          2001          2001          2001          2001
                                                -------         -------        ------        ------        ------        ------
INVESTMENT INCOME
  Dividend income ............................  $     0         $     0        $1,437        $3,400        $  824        $   37

EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk
    [Note 4A] ................................      443             224            45           143            54            23
                                                -------         -------        ------        ------        ------        ------

NET INVESTMENT INCOME (LOSS) .................     (443)           (224)        1,392         3,257           770            14
                                                -------         -------        ------        ------        ------        ------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Capital gains distributions received .......        0               0            99           577             0             0
  Realized gain (loss) on shares redeemed ....   (1,397)           (157)           80           596           988            47
  Net change in unrealized gain (loss) on
    investments ..............................   (2,018)          6,868            52         2,482         4,788         2,817
                                                -------         -------        ------        ------        ------        ------

NET GAIN (LOSS) ON INVESTMENTS ...............   (3,415)          6,711           231         3,655         5,776         2,864
                                                -------         -------        ------        ------        ------        ------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS .................................  $(3,858)        $ 6,487        $1,623        $6,912        $6,546        $2,878
                                                =======         =======        ======        ======        ======        ======

 **** Became available on August 6, 2001 (Note 1)
***** Became available on February 12, 2001 (Note 1)

                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A36


                                                                 A15

  Prudential       Prudential
  SP Jennison      SP Deutsche
 International    International
    Growth            Equity
 Portfolio****    Portfolio*****
 -------------    --------------
     2001               2001
   -------           --------


   $     0           $  1,826
   -------           --------





        27              1,172
   -------           --------

       (27)               654
   -------           --------




         0                  0
       152             (3,339)

     2,257            (24,670)
   -------           --------

     2,409            (28,009)
   -------           --------



   $ 2,382           $(27,355)
   =======           ========

            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A36


                                   A16


                                                       FINANCIAL STATEMENTS OF
                                       THE SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                                                PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 2001, 2000, and 1999


                                                                                     SUBACCOUNTS
                                                -----------------------------------------------------------------------------------
                                                                 Prudential                                Prudential
                                                                Money Market                           Diversified Bond
                                                                 Portfolio                                 Portfolio
                                                -----------------------------------------   ---------------------------------------
                                                    2001           2000          1999           2001         2000           1999
                                                ------------   ------------   -----------   -----------   -----------   -----------
OPERATIONS
  Net investment income (loss) ..............   $  2,901,161   $  1,152,753   $   733,928   $ 4,162,159   $ 2,716,932   $  (253,044)
  Capital gains distributions received ......              0              0             0             0         5,872       114,761
  Realized gain (loss) on shares redeemed ...              0              0             0       263,383        23,979       (24,825)
  Net change in unrealized gain (loss) on
    investments .............................              0              0             0      (546,043)    1,433,451      (406,752)
                                                ------------   ------------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ................................      2,901,161      1,152,753       733,928     3,879,499     4,180,234      (569,860)
                                                ------------   ------------   -----------   -----------   -----------   -----------

CONTRACT OWNER TRANSACTIONS
  Contract Owner Net Payments ...............    123,993,373     44,459,867    14,681,912     3,370,030     4,263,006     4,403,759
  Policy Loans ..............................     (3,829,282)             0             0       (69,456)         (527)         (153)
  Policy Loan Repayments and Interest .......         63,727              0             0         2,652           409           399
  Surrenders, Withdrawals and Death
    Benefits ................................     (6,287,444)      (602,015)     (487,668)   (1,583,378)   (3,637,754)     (525,927)
  Net Transfers From (To) Other
    Subaccounts or Fixed Rate Option ........    (35,557,395)   (18,533,813)   (6,419,780)   27,405,118     5,408,010     1,276,029
  Withdrawal and Other Charges ..............     (5,682,290)      (511,219)     (442,288)   (1,286,442)     (546,647)     (461,017)
                                                ------------   ------------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS ........................     72,700,689     24,812,820     7,332,176    27,838,524     5,486,497     4,693,090
                                                ------------   ------------   -----------   -----------   -----------   -----------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ....................................     75,601,850     25,965,573     8,066,104    31,718,023     9,666,731     4,123,230

NET ASSETS:
  Beginning of period .......................     46,985,994     21,020,421    12,954,317    54,921,491    45,254,760    41,131,530
                                                ------------   ------------   -----------   -----------   -----------   -----------
  End of period .............................   $122,587,844   $ 46,985,994   $21,020,421   $86,639,514   $54,921,491   $45,254,760
                                                ============   ============   ===========   ===========   ===========   ===========

                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A36


                                                                 A17


                                                       SUBACCOUNTS (Continued)
----------------------------------------------------------------------------------------------------------------------------------
                 Prudential                                 Prudential                                   Prudential
                   Equity                               Flexible Managed                           Conservative Balanced
                 Portfolio                                  Portfolio                                    Portfolio
------------------------------------------   ----------------------------------------   ------------------------------------------
    2001           2000           1999           2001          2000          1999           2001           2000           1999
------------   ------------   ------------   -----------   -----------   ------------   ------------   ------------   ------------


$    141,578   $    613,123   $    453,757   $   190,015   $   266,384   $   (109,940)  $  1,248,449   $  1,543,617   $  1,720,581
   2,383,294      7,809,669      5,076,635        88,324       125,023        382,730        474,656        375,291        270,329
  (2,998,844)      (640,258)     1,953,344      (551,921)      (65,199)      (650,961)      (644,620)      (105,800)       (17,659)

  (5,464,228)    (6,091,333)    (1,836,843)     (303,625)     (540,683)     2,299,575     (2,328,875)    (2,348,399)       959,440
------------   ------------   ------------   -----------   -----------   ------------   ------------   ------------   ------------




  (5,938,200)     1,691,201      5,646,893      (577,207)     (214,475)     1,921,404     (1,250,390)      (535,291)     2,932,691
------------   ------------   ------------   -----------   -----------   ------------   ------------   ------------   ------------



   7,154,068      9,193,270      4,684,781     1,268,252       546,487        641,303      3,320,839      3,499,380      1,545,758
     (68,465)        (1,004)        (6,740)         (757)         (718)          (200)      (478,833)             0              0
       2,633          1,158          1,776           571           765          1,440         12,537              0              0

  (2,656,298)    (2,266,921)    (4,842,312)   (3,301,388)     (443,137)   (22,131,312)    (3,692,776)    (5,864,906)    (2,737,605)

     (65,766)    (4,718,266)    (6,140,793)     (148,083)     (387,303)    (3,703,401)    (1,981,750)       879,974      3,457,685
  (1,065,448)      (529,082)      (570,661)     (122,551)     (110,137)      (167,745)      (726,452)      (656,935)      (630,939)
------------   ------------   ------------   -----------   -----------   ------------   ------------   ------------   ------------




   3,300,724      1,679,155     (6,873,949)   (2,303,956)     (394,043)   (25,359,915)    (3,546,435)    (2,142,487)     1,634,899
------------   ------------   ------------   -----------   -----------   ------------   ------------   ------------   ------------



  (2,637,476)     3,370,356     (1,227,056)   (2,881,163)     (608,518)   (23,438,511)    (4,796,825)    (2,677,778)     4,567,590


  48,301,654     44,931,298     46,158,354     8,798,212     9,406,730     32,845,241     48,914,788     51,592,566     47,024,976
------------   ------------   ------------   -----------   -----------   ------------   ------------   ------------   ------------
$ 45,664,178   $ 48,301,654   $ 44,931,298   $ 5,917,049   $ 8,798,212   $  9,406,730   $ 44,117,963   $ 48,914,788   $ 51,592,566
============   ============   ============   ===========   ===========   ============   ============   ============   ============

                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A36


                                                                 A18


                                                       FINANCIAL STATEMENTS OF
                                       THE SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                                                PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 2001, 2000, and 1999


                                                                                SUBACCOUNTS
                                                 ---------------------------------------------------------------------------------
                                                               Prudential                              Prudential
                                                            High Yield Bond                            Stock Index
                                                               Portfolio                               Portfolio
                                                 ------------------------------------   ------------------------------------------
                                                    2001         2000         1999          2001          2000            1999
                                                 ----------   ----------   ----------   ------------   ------------   ------------
OPERATIONS
  Net investment income (loss) ...............   $  579,432   $  323,545   $   (8,822)  $    594,988   $    579,087   $    839,274
  Capital gains distributions received .......            0            0            0      8,666,848      7,138,260      2,384,852
  Realized gain (loss) on shares redeemed ....      (91,177)     (76,032)     (58,390)     3,698,870      6,533,279      5,878,374
  Net change in unrealized gain (loss) on
    investments ..............................     (614,989)    (498,772)     181,106    (41,202,806)   (34,812,832)    24,251,918
                                                 ----------   ----------   ----------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS .................................     (126,734)    (251,259)     113,894    (28,242,100)   (20,562,206)    33,354,418
                                                 ----------   ----------   ----------   ------------   ------------   ------------

CONTRACT OWNER TRANSACTIONS
  Contract Owner Net Payments ................      935,827      250,497      245,021     13,924,175     15,165,260     13,998,881
  Policy Loans ...............................       (9,575)           0            0       (508,123)        (1,602)       (16,721)
  Policy Loan Repayments and Interest ........          626            0            0         15,539          1,607          1,041
  Surrenders, Withdrawals and Death
    Benefits .................................     (163,587)    (477,910)    (307,785)    (5,553,767)   (16,632,045)   (10,598,966)
  Net Transfers From (To) Other
    Subaccounts or Fixed Rate Option .........    3,034,824      552,605     (466,171)   (32,720,764)    20,039,370      6,749,174
  Withdrawal and Other Charges ...............     (241,682)     (46,531)     (51,266)    (2,391,386)    (1,794,353)    (1,633,867)
                                                 ----------   ----------   ----------   ------------   ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS .........................    3,556,433      278,661     (580,201)   (27,234,326)    16,778,237      8,499,542
                                                 ----------   ----------   ----------   ------------   ------------   ------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS .....................................    3,429,699       27,402     (466,307)   (55,476,426)    (3,783,969)    41,853,960

NET ASSETS:
  Beginning of period ........................    2,681,334    2,653,932    3,120,239    205,122,327    208,906,296    167,052,336
                                                 ----------   ----------   ----------   ------------   ------------   ------------
  End of period ..............................   $6,111,033   $2,681,334   $2,653,932   $149,645,901   $205,122,327   $208,906,296
                                                 ==========   ==========   ==========   ============   ============   ============

                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A36


                                                                 A19


                                                       SUBACCOUNTS (Continued)
----------------------------------------------------------------------------------------------------------------------------------
                 Prudential                                  Prudential                                  Prudential
                   Value                                       Global                                    Jennison
                 Portfolio                                   Portfolio                                   Portfolio
------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------   -----------
   2001             2000          1999           2001           2000           1999           2001           2000         1999
------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------   -----------


$    127,418   $    185,322   $    246,594   $    (20,920)  $     29,281   $    (28,171)  $    (27,611)  $   (36,065)  $   (19,586)
   1,015,160        725,037      1,617,066      2,702,689      1,430,049        114,030         80,132     1,146,896       273,783
    (107,721)    (1,114,620)        87,899        709,635        608,912        472,274     (1,624,218)      690,399        65,721

  (1,365,378)       958,713       (246,900)    (5,795,307)    (6,407,573)     6,341,128       (560,158)   (3,264,936)    1,513,045
------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------   -----------




    (330,521)       754,452      1,704,659     (2,403,903)    (4,339,331)     6,899,261     (2,131,855)   (1,463,706)    1,832,963
------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------   -----------



     697,647        692,081        355,583      1,458,597      3,240,926      2,076,557      5,196,253       629,297       144,235
      (2,878)          (240)       (12,069)      (203,302)             0              0       (379,657)      (51,204)            0
         593            459            139          5,920              0              0         12,519            68             0

    (303,113)    (9,281,673)      (497,594)    (1,480,985)      (361,885)    (1,963,919)    (3,585,279)   (3,809,762)      (13,816)

     771,732      3,930,744     (1,279,058)    (4,760,357)      (713,479)     2,397,693      6,573,878     6,436,466     2,170,749
    (132,730)      (114,552)      (175,220)      (176,338)      (176,007)      (134,514)      (890,967)     (114,674)      (46,761)
------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------   -----------




   1,031,251     (4,773,181)    (1,608,219)    (5,156,465)     1,989,555      2,375,817      6,926,747     3,090,191     2,254,407
------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------   -----------



     700,730     (4,018,729)        96,440     (7,560,368)    (2,349,776)     9,275,078      4,794,892     1,626,485     4,087,370


  10,506,601     14,525,330     14,428,890     19,965,873     22,315,649     13,040,571      8,449,434     6,822,949     2,735,579
------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------   -----------
$ 11,207,331   $ 10,506,601   $ 14,525,330   $ 12,405,505   $ 19,965,873   $ 22,315,649   $ 13,244,326   $ 8,449,434   $ 6,822,949
============   ============   ============   ============   ============   ============   ============   ===========   ===========

                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A36


                                                                 A20


                                                       FINANCIAL STATEMENTS OF
                                       THE SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                                                PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 2001, 2000, and 1999


                                                                                 SUBACCOUNTS
                                             -------------------------------------------------------------------------------------
                                                               T.Rowe Price                                AIM V.I.
                                                           International Stock                              Value
                                                               Portfolio*                                   Fund*
                                             ----------------------------------------     ----------------------------------------
                                                2001             2000          1999          2001            2000           1999
                                             -----------     -----------     --------     -----------     -----------     --------
OPERATIONS
  Net investment income (loss) ............  $    58,075     $     6,481     $     35     $    (8,353)    $      (359)    $     81
  Capital gains distributions received ....            0          39,170          214          32,947          50,111          738
  Realized gain (loss) on shares redeemed .     (111,665)        (28,712)           0        (195,467)         (8,293)         (17)
  Net change in unrealized gain (loss) on
    investments ...........................     (430,872)        (69,108)       3,329         (27,959)       (127,845)       4,894
                                             -----------     -----------     --------     -----------     -----------     --------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ..............................     (484,462)        (52,169)       3,578        (198,832)        (86,386)       5,696
                                             -----------     -----------     --------     -----------     -----------     --------

CONTRACT OWNER TRANSACTIONS
  Contract Owner Net Payments .............      410,608          42,318           43         779,266         156,453        3,832
  Policy Loans ............................     (219,254)              0            0          (1,199)         (8,275)           0
  Policy Loan Repayments and Interest .....        6,165               0            0              15              11            0
  Surrenders, Withdrawals and Death
    Benefits ..............................      (12,138)        (79,363)           0         (34,165)        (39,178)           0
  Net Transfers From (To) Other
    Subaccounts or Fixed Rate Option ......    2,185,090       1,510,628       15,220           6,358       1,096,265       84,865
  Withdrawal and Other Charges ............      (79,198)        (11,651)         (27)        (94,626)        (11,502)         (56)
                                             -----------     -----------     --------     -----------     -----------     --------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS ......................    2,291,273       1,461,932       15,236         655,649       1,193,774       88,641
                                             -----------     -----------     --------     -----------     -----------     --------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ..................................    1,806,811       1,409,763       18,814         456,817       1,107,388       94,337

NET ASSETS:
  Beginning of period .....................    1,428,577          18,814            0       1,201,725          94,337            0
                                             -----------     -----------     --------     -----------     -----------     --------
  End of period ...........................  $ 3,235,388     $ 1,428,577     $ 18,814     $ 1,658,542     $ 1,201,725     $ 94,337
                                             ===========     ===========     ========     ===========     ===========     ========

  * Became available on June 7, 1999 (Note 1)
 ** Became available on November 10, 1999 (Note 1)
*** Became available on May 1, 2000 (Note 1)

                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A36


                                                                 A21


                                                       SUBACCOUNTS (Continued)
--------------------------------------------------------------------------------------------------------------------------------
                                                                         MFS
                       Janus                                        Emerging Growth                            American
                    Aspen Growth                                        Series                             Century VP Value
                    Portfolio*                                        Portfolio*                                Fund***
--------------------------------------------       -------------------------------------------       ---------------------------
   2001               2000            1999            2001              2000             1999            2001            2000
-----------       -----------       --------       -----------       -----------       -------       -----------       ---------


$   (17,189)      $    16,745       $    (10)      $   (14,898)      $    (2,330)      $    (2)      $    (1,355)      $    (391)
      5,019            44,267              0           232,245            33,878             0                 0              65
   (470,438)          (88,235)           (28)         (466,418)          (37,087)          (29)            5,682             139

   (375,682)         (258,009)         3,357          (976,695)         (216,856)          800           188,905          33,461
-----------       -----------       --------       -----------       -----------       -------       -----------       ---------




   (858,290)         (285,232)         3,319        (1,225,766)         (222,395)          769           193,232          33,274
-----------       -----------       --------       -----------       -----------       -------       -----------       ---------



  1,286,718           208,451          9,107         1,167,963            87,101         3,779           409,630          23,465
   (369,031)          (80,746)             0            (7,519)                0             0                 0               0
     11,796               101              0               133                 0             0                 0               0

    (72,600)         (162,898)             0           (51,819)          (37,868)            0            (6,593)           (523)

  3,141,623         2,301,161         10,000         2,995,201         1,638,385             0         1,037,905         589,020
   (159,883)          (18,306)           (26)         (106,587)          (21,293)           (3)          (52,268)         (2,975)
-----------       -----------       --------       -----------       -----------       -------       -----------       ---------




  3,838,623         2,247,763         19,081         3,997,372         1,666,325         3,776         1,388,674         608,987
-----------       -----------       --------       -----------       -----------       -------       -----------       ---------



  2,980,333         1,962,531         22,400         2,771,606         1,443,930         4,545         1,581,906         642,261


  1,984,931            22,400              0         1,448,475             4,545             0           642,261               0
-----------       -----------       --------       -----------       -----------       -------       -----------       ---------
$ 4,965,264       $ 1,984,931       $ 22,400       $ 4,220,081       $ 1,448,475       $ 4,545       $ 2,224,167       $ 642,261
===========       ===========       ========       ===========       ===========       =======       ===========       =========

                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A36


                                                                 A22


                                                       FINANCIAL STATEMENTS OF
                                       THE SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                                                PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 2001, 2000, and 1999


                                                                                   SUBACCOUNTS
                                                ----------------------------------------------------------------------------------
                                                                                                                         Prudential
                                                                           Prudential                                    SP INVESCO
                                                                           SP Alliance     Prudential     Prudential      Small
                                                       Franklin             Large Cap       SP Davis     SP Small/Mid     Company
                                                  Templeton Small Cap        Growth           Value        Cap Value      Growth
                                                        Fund***           Portfolio***** Portfolio***** Portfolio***** Portfolio****
                                               -----------  -----------   -------------- -------------- -------------- -------------
                                                   2001        2000          2001            2001            2001           2001
                                               -----------  -----------   -----------     -----------     -----------     ---------
OPERATIONS
  Net investment income (loss) .............   $     1,425       (1,288)  $    (3,783)    $     4,938     $     6,471     $    (477)
  Capital gains distributions received .....             0            0             0               0               0             0
  Realized gain (loss) on shares redeemed ..      (803,286)     (31,514)       (5,975)         (1,130)           (242)       (1,443)
  Net change in unrealized gain (loss) on
    investments ............................        60,783     (283,918)     (316,034)         99,606          95,964        37,176
                                               -----------       ------   -----------     -----------     -----------     ---------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ...............................      (741,078)    (316,720)     (325,792)        103,414         102,193        35,256
                                               -----------       ------   -----------     -----------     -----------     ---------

CONTRACT OWNER TRANSACTIONS
  Contract Owner Net Payments ..............       952,246    2,052,323     1,365,491       1,217,996         757,113       277,128
  Policy Loans .............................       (12,092)           0          (100)           (294)           (111)       (1,400)
  Policy Loan Repayments and Interest ......           200            0             1             510             177            12
  Surrenders, Withdrawals and Death
    Benefits ...............................          (742)           0          (605)         (1,777)         (5,656)         (286)
  Net Transfers From (To) Other
    Subaccounts or Fixed Rate Option .......       971,188      463,935     2,494,465       2,994,139       1,765,472       507,010
  Withdrawal and Other Charges .............       (84,695)      (8,964)     (182,428)       (448,151)       (308,662)     (114,959)
                                               -----------       ------   -----------     -----------     -----------     ---------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS .......................     1,826,105    2,507,294     3,676,824       3,762,423       2,208,333       667,505
                                               -----------       ------   -----------     -----------     -----------     ---------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ...................................     1,085,027    2,190,574     3,351,032       3,865,837       2,310,526       702,761

NET ASSETS:
  Beginning of period ......................     2,190,574            0             0               0               0             0
                                               -----------       ------   -----------     -----------     -----------     ---------
  End of period ............................   $ 3,275,601  $ 2,190,574   $ 3,351,032     $ 3,865,837     $ 2,310,526     $ 702,761
                                               ===========  ===========   ===========     ===========     ===========     =========

  *** Became available on May 1, 2000 (Note 1)
 **** Became available on August 6, 2001 (Note 1)
***** Became available on February 12, 2001 (Note 1)

                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A36

                                                                 A23


                                                     SUBACCOUNTS (Continued)
                                                                                   Prudential SP                          SP
                                                  Prudential                         Strategic                          Prudential
 Prudential        Prudential     Prudential       SP AIM        Prudential SP       Partners         Prudential          U.S.
  SP PIMCO         SP PIMCO        SP Large      Growth And       MFS Capital        Focused          SP MFS Mid-       Emerging
Total Return      High Yield      Cap Value        Income        Opportunities       Growth           Cap Growth         Growth
Portfolio****    Portfolio****    Fund****      Portfolio****    Portfolio*****    Portfolio****    Portfolio*****    Portfolio*****
-------------    -------------    ---------     -------------    --------------    -------------    --------------    --------------
    2001              2001           2001           2001             2001              2001              2001              2001
 -----------       ---------      ---------       --------         ---------         --------         -----------        ---------


 $    98,179       $   6,384      $     204       $    (21)        $      94         $    (15)       $      (703)        $    (711)
     132,400               0              0              0                 0                0                  1                 0
      (5,789)            (17)           133            272            (1,913)             286             (1,729)           (1,580)

     (99,689)         (5,301)         5,372          2,306             6,720            1,657             30,017            21,339
 -----------       ---------      ---------       --------         ---------         --------        -----------         ---------




     125,101           1,066          5,709          2,557             4,901            1,928             27,586            19,048
 -----------       ---------      ---------       --------         ---------         --------        -----------         ---------



      86,469          20,142         36,347         20,172           194,129           13,070            358,483           419,115
           0               0              0              0              (997)               0                  0              (797)
           0               0              0              0                 9                0                  0               347

           0               0              0              0               (64)               0             (1,808)             (579)

   6,580,204         404,767        300,123         52,225           463,043           22,675            791,521           716,466
     (23,364)         (5,783)       (15,663)        (4,353)          (76,298)          (2,748)          (139,526)         (175,790)
 -----------       ---------      ---------       --------         ---------         --------        -----------         ---------




   6,643,309         419,126        320,807         68,044           579,822           32,997          1,008,670           958,762
 -----------       ---------      ---------       --------         ---------         --------        -----------         ---------



   6,768,410         420,192        326,516         70,601           584,723           34,925          1,036,256           977,810


           0               0              0              0                 0                0                  0                 0
 -----------       ---------      ---------       --------         ---------         --------        -----------         ---------
 $ 6,768,410       $ 420,192      $ 326,516       $ 70,601         $ 584,723         $ 34,925        $ 1,036,256         $ 977,810
 ===========       =========      =========       ========         =========         ========        ===========         =========

                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A36


                                                                 A24


                                                       FINANCIAL STATEMENTS OF
                                       THE SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                                                PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 2001, 2000, and 1999


                                                                                  SUBACCOUNTS
                                               ------------------------------------------------------------------------------------
                                                                                                                        Prudential
                                                                              Prudential                                    SP
                                                 Prudential                       SP       Prudential    Prudential     Aggressive
                                                   SP AIM      Prudential    Conservative  SP Balanced    SP Growth       Growth
                                                 Aggressive    SP Alliance       Asset        Asset         Asset         Asset
                                                   Growth       Technology    Allocation    Allocation    Allocation    Allocation
                                               Portfolio***** Portfolio***** Portfolio**** Portfolio**** Portfolio**** Portfolio****
                                               -------------- -------------- ------------- ------------- ------------- -------------
                                                   2001            2001           2001         2001          2001          2001
                                                ---------        ---------     ---------     ---------     ---------     --------
OPERATIONS
  Net investment income (loss) ..............   $    (443)       $    (224)    $   1,392     $   3,257     $     770     $     14
  Capital gains distributions received ......           0                0            99           577             0            0
  Realized gain (loss) on shares redeemed ...      (1,397)            (157)           80           596           988           47
  Net change in unrealized gain (loss) on
    investments .............................      (2,018)           6,868            52         2,482         4,788        2,817
                                                ---------        ---------     ---------     ---------     ---------     --------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ................................      (3,858)           6,487         1,623         6,912         6,546        2,878
                                                ---------        ---------     ---------     ---------     ---------     --------

CONTRACT OWNER TRANSACTIONS
  Contract Owner Net Payments ...............     249,841          136,367        45,119        51,969        96,191       15,386
  Policy Loans ..............................        (907)               0             0             0             0            0
  Policy Loan Repayments and Interest .......           8                0             0             0             0            0
  Surrenders, Withdrawals and Death
    Benefits ................................        (399)            (113)            0             0             0            0
  Net Transfers From (To) Other
    Subaccounts or Fixed Rate Option ........     413,546          217,177       153,992       354,707       134,500       68,244
  Withdrawal and Other Charges ..............    (111,483)         (61,753)       (5,896)      (10,365)      (21,965)      (6,655)
                                                ---------        ---------     ---------     ---------     ---------     --------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS ........................     550,606          291,678       193,215       396,311       208,726       76,975
                                                ---------        ---------     ---------     ---------     ---------     --------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ....................................     546,748          298,165       194,838       403,223       215,272       79,853

NET ASSETS:
  Beginning of period .......................           0                0             0             0             0            0
                                                ---------        ---------     ---------     ---------     ---------     --------
  End of period .............................   $ 546,748        $ 298,165     $ 194,838     $ 403,223     $ 215,272     $ 79,853
                                                =========        =========     =========     =========     =========     ========

 **** Became available on August 6, 2001 (Note 1)
***** Became available on February 12, 2001 (Note 1)

                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A36


                                                                 A25

  Prudential       Prudential
  SP Jennison      SP Deutsche
 International    International
    Growth            Equity
 Portfolio****    Portfolio*****
 -------------    --------------
     2001              2001
 -------------    --------------


  $    (27)       $       654
         0                  0
       152             (3,339)

     2,257            (24,670)
  --------        -----------




     2,382            (27,355)
  --------        -----------



    21,143            622,701
         0                 (6)
         0                844

         0               (676)

    58,360          1,314,856
    (4,870)          (275,938)
  --------        -----------




    74,633          1,661,781
  --------        -----------



    77,015          1,634,426


         0                  0
  --------        -----------
  $ 77,015        $ 1,634,426
  ========        ===========

         SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A36


                                 A26

                        NOTES TO FINANCIAL STATEMENTS OF
             THE SURVIVORSHIP VARIABLE UNIVERSAL LIFE SUBACCOUNTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
                                December 31, 2001

NOTE 1:   GENERAL

          Pruco Life Variable Universal Account (the "Account") was established on April 17, 1989 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life") which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). The assets of the Account are segregated from Pruco Life's other assets. Proceeds from purchases of Pruselect I, Pruselect II, Pruselect III, Survivorship Variable Universal Life ("SVUL") and Pruco Life PruLife Custom Premier ("VUL") contracts are invested in the Account.

          The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable life insurance contracts. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund") or one of the non-Prudential administered funds. Investment options vary by contract. Options available to the SVUL contracts which invest in a corresponding portfolio of the Series Funds are: Prudential Money Market Portfolio, Prudential Diversified Bond Portfolio, Prudential Equity Portfolio, Prudential Flexible Managed Portfolio, Prudential Conservative Balanced Portfolio, Prudential High Yield Bond Portfolio, Prudential Stock Index Portfolio, Prudential Value Portfolio, Prudential Global Portfolio, Prudential Jennison Portfolio, Prudential SP Alliance Large Cap Growth Portfolio, Prudential SP Davis Value Portfolio, Prudential SP Small/Mid Cap Value Portfolio, Prudential SP INVESCO Small Company Growth Portfolio, Prudential SP PIMCO Total Return Portfolio, Prudential SP PIMCO High Yield Portfolio, Prudential SP Large Cap Value Portfolio, Prudential SP AIM Growth and Income Portfolio, Prudential SP MFS Capital Opportunities Portfolio, Prudential SP Strategic Partners Focused Growth Portfolio, Prudential SP MFS Mid-Cap Growth Portfolio, SP Prudential U.S. Emerging Growth Portfolio, Prudential SP AIM Aggressive Growth Portfolio, Prudential SP Alliance Technology Portfolio, Prudential SP Conservative Asset Allocation Portfolio, Prudential SP Balanced Asset Allocation Portfolio, Prudential SP Growth Asset Allocation Portfolio, Prudential SP Aggressive Growth Asset Allocation Portfolio, Prudential SP Jennison International Growth Portfolio, Prudential SP Deutsche International Equity Portfolio. Options available to the SVUL contracts which invest in a corresponding portfolio of the non-Prudential administered funds are: T.Rowe Price International Stock Portfolio, AIM V.I. Value Fund, Janus Aspen Growth Portfolio, MFS Emerging Growth Series Portfolio, American Century VP Value Fund, Franklin Templeton Small Cap Fund. These financial statements relate only to the subaccounts available to the SVUL contract owners.

          The Series Fund is a diversified open-end management investment company, and is managed by Prudential.


                                       A27

NOTE 2:   SIGNIFICANT ACCOUNTING POLICIES

          The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

          Investments--The investments in shares of the Series Fund or the non-Prudential administered funds are stated at the net asset values of the respective portfolios which value their investment securities at fair value.

          Security Transactions--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

          Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund or the non-Prudential administered funds and are recorded on the ex-dividend date.


NOTE 3:   INVESTMENT INFORMATION FOR THE PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

          The net asset value per share for each portfolio of the Series Fund or the non-Prudential administered funds, the number of shares (rounded) of each portfolio held by the Account and the aggregate cost of investments in such shares at December 31, 2001 were as follows:


                                                                             PORTFOLIOS
                                    ---------------------------------------------------------------------------------------------
                                     Prudential          Prudential                              Prudential          Prudential
                                        Money            Diversified         Prudential           Flexible          Conservative
                                       Market               Bond               Equity              Managed            Balanced
                                      Portfolio           Portfolio           Portfolio           Portfolio           Portfolio
                                    -------------       -------------       -------------       -------------       -------------
Number of shares (rounded):           12,258,784           7,626,718           2,228,608             400,071           3,222,642
Net asset value per share:          $      10.00        $      11.36        $      20.49        $      14.79        $      13.69
Cost:                               $122,587,844        $ 86,143,459        $ 55,253,252        $  6,765,857        $ 48,444,672


                                                                       PORTFOLIOS (Continued)
                                    ---------------------------------------------------------------------------------------------
                                     Prudential           Prudential
                                     High Yield             Stock            Prudential          Prudential          Prudential
                                        Bond                Index               Value              Global             Jennison
                                      Portfolio           Portfolio           Portfolio           Portfolio           Portfolio
                                    -------------       -------------       -------------       -------------       -------------
Number of shares (rounded):            1,131,673           4,729,643             625,758             811,348             713,211
Net asset value per share:          $       5.40        $      31.64        $      17.91        $      15.29        $      18.57
Cost:                               $  7,318,917        $146,929,487        $ 12,236,130        $ 16,017,788        $ 14,989,556


                                                                       PORTFOLIOS (Continued)
                                    ---------------------------------------------------------------------------------------------
                                                                                                     MFS
                                    T.Rowe Price                                                  Emerging            American
                                    International         AIM V.I.           Janus Aspen           Growth              Century
                                        Stock               Value              Growth              Series             VP Value
                                      Portfolio             Fund              Portfolio           Portfolio           Portfolio
                                    -------------       -------------       -------------       -------------       -------------
Number of shares (rounded):              282,074              71,030             249,762             234,710             298,947
Net asset value per share:          $      11.47        $      23.35        $      19.88        $      17.98        $       7.44
Cost:                               $  3,732,039        $  1,809,453        $  5,595,598        $  5,412,832        $  2,001,801



                                                                 A28

NOTE 3: INVESTMENT INFORMATION FOR THE PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT (CONTINUED)


                                                                       PORTFOLIOS (Continued)
                                    ---------------------------------------------------------------------------------------------
                                                         Prudential                              Prudential          Prudential
                                      Franklin           SP Alliance         Prudential           SP Small/          SP INVESCO
                                      Templeton           Large Cap           SP Davis             Mid Cap          Small Company
                                      Small Cap            Growth               Value               Value              Growth
                                        Fund              Portfolio           Portfolio           Portfolio           Portfolio
                                    -------------       -------------       -------------       -------------       -------------
Number of shares (rounded):              183,507             458,417             427,637             203,391             101,262
Net asset value per share:          $      17.85        $       7.31        $       9.04        $      11.36        $       6.94
Cost:                               $  3,498,736        $  3,667,066        $  3,766,231        $  2,214,562        $    665,585


                                                                       PORTFOLIOS (Continued)
                                    ---------------------------------------------------------------------------------------------
                                    Prudential SP       Prudential SP       Prudential SP       Prudential SP       Prudential SP
                                     PIMCO Total         PIMCO High           Large Cap          AIM Growth          MFS Capital
                                       Return               Yield               Value            And Income         Opportunities
                                      Portfolio           Portfolio           Portfolio           Portfolio           Portfolio
                                    -------------       -------------       -------------       -------------       -------------
Number of shares (rounded):              632,562              42,833              34,589              10,845              83,413
Net asset value per share:          $      10.70        $       9.81        $       9.44        $       6.51        $       7.01
Cost:                               $  6,868,099        $    425,493        $    321,144        $     68,295        $    578,003


                                                                       PORTFOLIOS (Continued)
                                    ---------------------------------------------------------------------------------------------
                                    Prudential SP                           SP Prudential       Prudential SP
                                      Strategic         Prudential SP           U.S.                 AIM            Prudential SP
                                  Partners Focused       MFS Mid Cap          Emerging           Aggressive            Alliance
                                       Growth              Growth              Growth              Growth            Technology
                                      Portfolio           Portfolio           Portfolio           Portfolio           Portfolio
                                    -------------       -------------       -------------       -------------       -------------
Number of shares (rounded):                5,189             135,992             141,917              84,245              52,218
Net asset value per share:          $       6.73        $       7.62        $       6.89        $       6.49        $       5.71
Cost:                               $     33,268        $  1,006,239        $    956,471        $    548,766        $    291,297


                                                                       PORTFOLIOS (Continued)
                                    ---------------------------------------------------------------------------------------------
                                    Prudential SP                                               Prudential SP       Prudential SP
                                    Conservative        Prudential SP       Prudential SP        Aggressive           Jennison
                                        Asset           Balance Asset       Growth Asset        Growth Asset        International
                                     Allocation           Allocation         Allocation          Allocation            Growth
                                      Portfolio           Portfolio           Portfolio           Portfolio           Portfolio
                                    -------------       -------------       -------------       -------------       -------------
Number of shares (rounded):               19,942              44,703              26,030              10,535              14,131
Net asset value per share:          $       9.77        $       9.02        $       8.27        $       7.58        $       5.45
Cost:                               $    194,786        $    400,741        $    210,484        $     77,036        $     74,758


                                     PORTFOLIOS
                                     (Continued)
                                    -------------
                                    Prudential SP
                                      Deutsche
                                    International
                                       Equity
                                      Portfolio
                                    -------------
Number of shares (rounded):              222,371
Net asset value per share:          $       7.35
Cost:                               $  1,659,096



                                                                 A29

NOTE 4:   CHARGES AND EXPENSES

          A.   Mortality Risk and Expense Risk Charges

          The mortality risk and expense risk charges, at an effective annual rate of up to 0.90% for Pruselect I, Pruselect II and SVUL contracts, 0.50% for Pruselect III contracts, and 0.45% for VUL contracts are applied daily against the net assets held in each subaccount. Mortality risk is that contract owners may not live as long as estimated and expense risk is that the cost of issuing and administering the policies may exceed related charges by Pruco Life. Pruco Life intends to charge only 0.60% on Pruselect I and Pruselect II contracts, but reserves the right to make the full 0.90% charge. Pruco Life intends to charge only 0.20% on Pruselect III contracts but reserves the right to make the full 0.50% charge. For VUL contracts Pruco Life intends to charge only 0.25% but reserves the right to charge 0.45%.

          B.   Partial Withdrawal Charge

          A charge is imposed by Pruco Life on partial withdrawals of the cash surrender value. A charge equal to the lesser of $15 or 2% and $25 or 2% will be made in connection with each partial withdrawal of the cash surrender value of a Pruselect I or Pruselect II and Pruselect III, SVUL or VUL contracts, respectively.

          C.   Cost of Insurance and Other Related Charges

          Contract owners contributions are subject to certain deductions prior to being invested in the Account. The deductions are for (1) transaction costs which are deducted from each premium payment to cover premium collection and processing costs; (2) state premium taxes; and (3) sales charges which are deducted in order to compensate Pruco Life for the cost of selling the contract. Contracts are also subject to monthly charges for the costs of administering the contract.

NOTE 5:   TAXES

          Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements.


                                       A30

NOTE 6:   UNIT ACTIVITY

          Transactions in units (including transfers among subaccounts) for the year ended December 31, 2001, 2000 and 1999 were as follows:

                                                                           SUBACCOUNTS
                                -----------------------------------------------------------------------------------------------
                                                  Prudential                                        Prudential
                                                 Money Market                                    Diversified Bond
                                                   Portfolio                                         Portfolio
                                ----------------------------------------------     --------------------------------------------
                                    2001             2000             1999             2001            2000            1999
                                ------------     ------------     ------------     ------------    ------------    ------------
Contract Owner Contributions:    201,020,745       64,085,060       13,870,279       28,992,546       8,172,817       5,773,771
Contract Owner Redemptions:     (149,322,376)     (46,189,540)      (8,349,759)     (10,888,967)     (4,232,367)     (3,482,099)

                                                                    SUBACCOUNTS (Continued)
                                -----------------------------------------------------------------------------------------------
                                                  Prudential                                        Prudential
                                                    Equity                                        Flexible Managed
                                                   Portfolio                                         Portfolio
                                ----------------------------------------------     --------------------------------------------
                                    2001             2000             1999             2001            2000            1999
                                ------------     ------------     ------------     ------------    ------------    ------------
Contract Owner Contributions:     18,857,483        8,421,103        3,528,860        4,412,960         874,616       1,991,070
Contract Owner Redemptions:      (11,472,728)      (6,532,966)      (5,248,863)      (4,571,090)       (650,643)     (10,795,219)

                                                                    SUBACCOUNTS (Continued)
                                -----------------------------------------------------------------------------------------------
                                                  Prudential                                        Prudential
                                             Conservative Balanced                                High Yield Bond
                                                   Portfolio                                         Portfolio
                                ----------------------------------------------     --------------------------------------------
                                    2001             2000             1999             2001            2000            1999
                                ------------     ------------     ------------     ------------    ------------    ------------
Contract Owner Contributions:      6,593,937        5,851,301        3,818,833        4,646,011         876,102         232,862
Contract Owner Redemptions:       (6,864,406)      (5,759,276)      (3,154,189)        (915,622)       (544,754)       (494,213)

                                                                    SUBACCOUNTS (Continued)
                                -----------------------------------------------------------------------------------------------
                                                  Prudential                                        Prudential
                                                  Stock Index                                          Value
                                                   Portfolio                                         Portfolio
                                ----------------------------------------------     --------------------------------------------
                                    2001             2000             1999             2001            2000            1999
                                ------------     ------------     ------------     ------------    ------------    ------------
Contract Owner Contributions:     56,662,029       21,332,741       10,380,525        2,659,711       9,681,462       3,603,113
Contract Owner Redemptions:      (42,082,512)      (7,355,825)      (8,588,993)      (1,161,696)     (8,313,964)     (4,068,251)

                                                                    SUBACCOUNTS (Continued)
                                -----------------------------------------------------------------------------------------------
                                                  Prudential                                        Prudential
                                                    Global                                           Jennison
                                                   Portfolio                                         Portfolio
                                ----------------------------------------------     --------------------------------------------
                                    2001             2000             1999             2001            2000            1999
                                ------------     ------------     ------------     ------------    ------------    ------------
Contract Owner Contributions:     10,194,365        4,333,195        2,831,806       24,922,421       5,213,110       1,880,279
Contract Owner Redemptions:      (10,692,096)      (1,762,380)      (1,636,224)     (14,575,194)     (2,401,833)     (1,058,268)

                                                                    SUBACCOUNTS (Continued)
                                -----------------------------------------------------------------------------------------------
                                                 T.Rowe Price                                        AIM V.I.
                                              International Stock                                      Value
                                                  Portfolio*                                           Fund*
                                ----------------------------------------------     --------------------------------------------
                                    2001             2000             1999             2001            2000            1999
                                ------------     ------------     ------------     ------------    ------------    ------------
Contract Owner Contributions:      3,855,361        1,890,017           29,489        2,320,819       1,415,785          88,424
Contract Owner Redemptions:       (1,007,944)        (454,566)         (15,075)      (1,403,927)       (201,157)         (8,275)

                                                                    SUBACCOUNTS (Continued)
                                -----------------------------------------------------------------------------------------------
                                                     Janus                                              MFS
                                                 Aspen Growth                                     Emerging Growth
                                                   Portfolio                                     Series Portfolio
                                ----------------------------------------------     --------------------------------------------
                                    2001             2000             1999             2001            2000            1999
                                ------------     ------------     ------------     ------------    ------------    ------------
Contract Owner Contributions:      8,676,230        3,594,277           28,034        6,774,262       2,099,061           2,762
Contract Owner Redemptions:       (3,978,281)      (1,469,767)         (10,635)      (1,991,883)       (631,881)              0



                                                                 A31

                                                                    SUBACCOUNTS (Continued)
                                -----------------------------------------------------------------------------------------------
                                                                                                    Prudential
                                           American                         Franklin                SP Alliance     Prudential
                                            Century                         Templeton                Large Cap       SP Davis
                                           VP Value                         Small Cap                 Growth           Value
                                            Fund***                          Fund***              Portfolio***** Portfolio*****
                                -----------------------------     -----------------------------    ------------    ------------
                                    2001             2000             2001             2000            2001             2000
                                ------------     ------------     ------------     ------------    ------------    ------------
Contract Owner Contributions:      1,322,051          555,211        6,564,573        2,927,579       4,289,622       4,464,606
Contract Owner Redemptions:         (183,940)         (16,568)      (4,555,583)        (303,525)       (172,067)       (352,951)

                                                                    SUBACCOUNTS (Continued)
                                -----------------------------------------------------------------------------------------------
                                                  Prudential                                                        Prudential
                                 Prudential       SP INVESCO                                                          SP AIM
                                  SP Small/          Small         Prudential       Prudential      Prudential        Growth
                                   Mid Cap          Company         SP PIMCO         SP PIMCO        SP Large           And
                                    Value           Growth        Total Return      High Yield       Cap Value        Income
                                Portfolio****    Portfolio****    Portfolio****    Portfolio****  Portfolio*****   Portfolio****
                                ------------     ------------     ------------     ------------    ------------    ------------
                                    2001             2001             2001             2001            2001             2001
                                ------------     ------------     ------------     ------------    ------------    ------------
Contract Owner Contributions:      2,441,217          865,269        6,518,187          417,089         353,637          82,933
Contract Owner Redemptions:         (241,482)        (127,667)        (459,339)          (4,183)        (10,576)         (6,179)

                                                                    SUBACCOUNTS (Continued)
                                -----------------------------------------------------------------------------------------------
                                                  Prudential                           SP
                                                 SP Strategic      Prudential       Prudential    Prudential
                                Prudential SP      Partners        SP MFS Mid          U.S.          SP AIM         Prudential
                                 MFS Capital        Focused          Mid-Cap         Emerging      Aggressive     SP Alliance
                                Opportunities       Growth           Growth           Growth        Growth         Technology
                                Portfolio****    Portfolio****   Portfolio*****   Portfolio*****  Portfolio*****  Portfolio*****
                                ------------     ------------     ------------     ------------    ------------    ------------
                                    2001             2001             2001             2001            2001             2001
                                ------------     ------------     ------------     ------------    ------------    ------------
Contract Owner Contributions:        817,861           44,359        1,298,614        1,255,061         726,662         421,282
Contract Owner Redemptions:          (99,123)          (6,745)        (116,401)        (160,867)       (103,265)        (76,500)

                                                                    SUBACCOUNTS (Continued)
                                -----------------------------------------------------------------------------------------------
                                                                                    Prudential
                                 Prudential                                             SP                          Prudential
                                     SP           Prudential       Prudential       Aggressive      Prudential          SP
                                Conservative     SP Balanced        SP Growth         Growth        SP Jennison      Deutsche
                                    Asset            Asset            Asset           Asset        International   International
                                 Allocation       Allocation       Allocation       Allocation        Growth          Equity
                                Portfolio****    Portfolio****    Portfolio****    Portfolio****   Portfolio****   Portfolio*****
                                ------------     ------------     ------------     ------------    ------------    ------------
                                    2001             2001             2001             2001            2001             2001
                                ------------     ------------     ------------     ------------    ------------    ------------
Contract Owner Contributions:        201,341          438,483          247,327           90,313          90,983       2,275,215
Contract Owner Redemptions:           (6,998)         (28,761)         (24,305)          (5,633)         (5,396)       (323,164)

---------------
    * Became available on June 7, 1999
   ** Became available on November 10, 1999
  *** Became available on May 1, 2000
 **** Became available on August 6, 2001
***** Became available on February 12, 2001


                                                                 A32

NOTE 7:   PURCHASES AND SALES OF INVESTMENTS

               The aggregate costs of purchases and proceeds from sales of investments in the Series Fund and the non-Prudential administered funds for the period ended December 31, 2001 were as follows:

                                                                       SUBACCOUNTS
                          -----------------------------------------------------------------------------------------------------
                                                 Prudential                                  Prudential            Prudential
                           Prudential            Diversified           Prudential             Flexible            Conservative
                          Money Market              Bond                 Equity                Managed              Balanced
                            Portfolio             Portfolio             Portfolio             Portfolio             Portfolio
                          -------------         -------------         -------------         -------------         -------------
Purchases ........        $ 141,995,810         $  37,559,263         $  18,804,257         $   3,627,483         $   7,150,987
Sales ............        $ (69,796,899)        $ (10,119,661)        $ (15,762,987)        $  (5,971,216)        $ (10,957,168)


                                                                SUBACCOUNTS (Continued)
                          -----------------------------------------------------------------------------------------------------
                           Prudential
                           High Yield            Prudential            Prudential            Prudential            Prudential
                              Bond               Stock Index              Value                Global               Jennison
                            Portfolio             Portfolio             Portfolio             Portfolio             Portfolio
                          -------------         -------------         -------------         -------------         -------------
Purchases ........        $   4,206,927         $  52,550,167         $   2,950,572         $   6,208,850         $  16,107,033
Sales ............        $    (670,979)        $ (80,649,248)        $  (1,964,394)        $ (11,428,539)        $  (9,225,310)


                                                                SUBACCOUNTS (Continued)
                          -----------------------------------------------------------------------------------------------------
                             T.Rowe                                                              MFS
                              Price                                                           Emerging
                          International                                Janus Aspen             Growth               American
                              Stock            AIM V.I. Value            Growth                Series              Century VP
                           Portfolio*               Fund*               Portfolio            Portfolio*           Value Fund***
                          -------------         -------------         -------------         -------------         -------------
Purchases ........        $   3,098,826         $   1,684,853         $   6,090,589         $   5,104,711         $   1,619,675
Sales ............        $    (817,659)        $  (1,039,728)        $  (2,271,554)        $  (1,122,237)        $    (241,072)


                                                                SUBACCOUNTS (Continued)
                          -----------------------------------------------------------------------------------------------------
                                                                                                                  Prudential SP
                                                 Prudential                                  Prudential              INVESCO
                            Franklin             SP Alliance                                  SP Small/               Small
                            Templeton             Large Cap           Prudential SP            Mid Cap               Company
                            Small Cap              Growth              Davis Value              Value                Growth
                             Fund***           Portfolio*****        Portfolio*****        Portfolio*****         Portfolio****
                          -------------         -------------         -------------         -------------         -------------
Purchases ........        $   5,015,016         $   3,741,884         $   3,817,709         $   2,253,891         $     702,622
Sales ............        $  (3,200,183)        $     (69,845)        $     (57,766)        $     (47,048)        $     (35,594)


                                                                SUBACCOUNTS (Continued)
                          -----------------------------------------------------------------------------------------------------
                                                                                             Prudential
                           Prudential           Prudential SP         Prudential SP            SP AIM             Prudential SP
                            SP PIMCO             PIMCO High             Large Cap            Growth And            MFS Capital
                          Total Return              Yield                 Value                Income             Opportunities
                          Portfolio****         Portfolio****        Portfolio*****         Portfolio****        Portfolio*****
                          -------------         -------------         -------------         -------------         -------------
Purchases ........        $   7,140,707         $     423,314         $     329,194         $      72,912         $     604,642
Sales ............        $    (502,448)        $      (4,320)        $      (8,436)        $      (4,889)        $     (25,211)


                                                                SUBACCOUNTS (Continued)
                          -----------------------------------------------------------------------------------------------------
                           Prudential
                          SP Strategic                                                       Prudential
                            Partners            Prudential SP         SP Prudential            SP AIM             Prudential SP
                             Focused             MFS Mid Cap          U.S. Emerging          Aggressive             Alliance
                             Growth                Growth                Growth                Growth              Technology
                          Portfolio****        Portfolio*****        Portfolio*****        Portfolio*****        Portfolio*****
                          -------------         -------------         -------------         -------------         -------------
Purchases ........        $      38,374         $   1,028,938         $     988,363         $     575,737         $     321,595
Sales ............        $      (5,393)        $     (20,972)        $     (30,312)        $     (25,575)        $     (30,141)



    * Became available on June 7, 1999
   ** Became available on November 10, 1999
  *** Became available on May 1, 2000
 **** Became available on August 6, 2001
***** Became available on February 12, 2001


                                                                 A33


                                                                SUBACCOUNTS (Continued)
                          -----------------------------------------------------------------------------------------------------
                                                                                             Prudential
                                                                                                 SP
                          Prudential SP                                                      Aggressive           Prudential SP
                          Conservative          Prudential SP         Prudential SP            Growth               Jennison
                              Asset            Balanced Asset         Growth Asset              Asset             International
                           Allocation            Allocation            Allocation            Allocation              Growth
                          Portfolio****         Portfolio****         Portfolio****         Portfolio****         Portfolio****
                          -------------         -------------         -------------         -------------         -------------
Purchases ........        $     199,905         $     422,393         $     228,401         $      80,393         $      78,311
Sales ............        $      (6,734)        $     (26,225)        $     (19,730)        $      (3,440)        $      (3,705)


                           SUBACCOUNTS
                           (Continued)
                          -------------
                          Prudential SP
                            Deutsche
                          International
                             Equity
                         Portfolio*****
                          -------------
Purchases ........        $   1,765,697
Sales ............        $    (105,088)



    * Became available on June 7, 1999
   ** Became available on November 10, 1999
  *** Became available on May 1, 2000
 **** Became available on August 6, 2001
***** Became available on February 12, 2001


Note 8:   Related Party Footnote

          Prudential and its affiliates perform various services on behalf of the mutual fund company that administers the Series Fund in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.


                                       A34

Note 9:   Financial Highlights

          Pruco Life sells a number of variable life insurance products, that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structure result in a variety of unit values, expense ratios and total returns.

          The following table was developed by determining which products offered by Pruco Life have the lowest and highest total return. Only product designs within the Account that had units outstanding throughout December 31, 2001, were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life as contract owners may not have selected all available and applicable contract options as discussed in note 4.

                                                   At December 31, 2001                  For the year ended December 31, 2001
                                          ----------------------------------------  -----------------------------------------------
                                                                                   Investment*
                                           Units     Unit Fair Value     Net Assets  Income     Expense Ratio       Total Return
                                          (000s)     Lowest - Highest      (000s)     Ratio    Lowest - Highest    Lowest - Highest
                                          ------    ------------------    --------  ---------  ----------------   -----------------
Prudential Money Market
  Portfolio .........................     83,554    $1.02864  $1.74968    $122,588     3.67%    0.20% To 0.90%      3.17% To 3.48%
Prudential Diversified Bond
  Portfolio .........................     44,268    $1.03535  $2.36167    $ 86,640     6.33%    0.20% To 0.90%      6.02% To 6.34%
Prudential Equity Portfolio .........     20,841    $0.93072  $3.52084    $ 45,664     0.85%    0.20% To 0.90%    -11.97% To -11.71%
Prudential Flexible Managed
  Portfolio .........................      3,278    $0.92720  $2.68967    $  5,917     3.47%    0.20% To 0.90%     -6.52% To -6.24%
Prudential Conservative
  Balanced Portfolio ................     19,846    $0.96841  $2.48254    $ 44,118     3.38%    0.20% To 0.90%     -2.88% To -2.60%
Prudential Value Portfolio ..........      7,052    $1.15558  $3.88018    $ 11,207     1.60%    0.20% To 0.90%     -2.95% To -2.65%
Prudential High Yield Bond
  Portfolio .........................      5,237    $0.92692  $2.04629    $  6,111    12.82%    0.20% To 0.90%     -1.30% To -1.03%
Prudential Stock Index
  Portfolio .........................     71,447    $0.80562  $3.85057    $149,646     0.93%    0.20% To 0.90%    -12.83% To -12.57%
Prudential Global Portfolio .........     10,694    $0.67974  $1.73500    $ 12,406     0.33%    0.20% To 0.90%    -18.34% To -18.10%
Prudential Jennison Portfolio .......     15,056    $0.64774  $2.39981    $ 13,244     0.17%    0.20% To 0.90%    -18.97% To -18.74%
T.Rowe Price International
  Stock Portfolio ...................      4,297    $0.67086  $0.82445    $  3,235     3.07%    0.20% To 0.90%    -22.98% To -22.67%
Aim V.I. Value Fund .................      2,212    $0.72355  $0.86806    $  1,659     0.15%    0.20% To 0.90%    -13.33% To -13.07%
Janus Aspen Growth Portfolio ........      6,840    $0.62457  $0.81764    $  4,965     0.07%    0.20% To 0.90%    -25.41% To -25.18%
MFS Emerging Growth Series
  Portfolio .........................      6,252    $0.54567  $0.86936    $  4,220     0.00%    0.20% To 0.90%    -34.07% To -33.88%
American Century VP
  Value Fund ........................      1,677    $1.16236  $1.34339    $  2,224     0.65%    0.20% To 0.90%     11.83% To 12.16%
Franklin Templeton Small
  Cap Fund ..........................      4,633    $0.70289  $0.71530    $  3,276     0.43%    0.20% To 0.90%    -16.00% To -16.00%
Prudential SP Alliance Large
  Cap Growth Portfolio
  February 12, 2001 .................      4,118    $0.77671  $0.96725    $  3,351     0.04%    0.20% To 0.90%     -8.20% To -8.20%
Prudential SP Davis Value
  Portfolio February 12, 2001 .......      4,112    $0.93883  $0.96984    $  3,866     0.62%    0.20% To 0.90%     -6.12% To -6.12%
Prudential SP Small/Mid
  Cap Value Portfolio
  February 12, 2001 .................      2,201    $0.97015  $1.16476    $  2,311     1.11%    0.20% To 0.90%      3.84% To 3.84%
Prudential SP INVESCO Small
  Company Growth Portfolio
  August 6, 2001 ....................        738    $0.70738  $0.97681    $    703     0.00%    0.20% To 0.90%     -1.90% To -1.90%
Prudential SP PIMCO Total
  Return Portfolio
  August 6, 2001 ....................      6,059    $1.02645  $1.12277    $  6,768     4.02%    0.20% To 0.90%      5.25% To 5.25%
Prudential SP PIMCO High
  Yield Portfolio
  August 6, 2001 ....................        413    $1.01365  $1.05986    $    420     5.34%    0.20% To 0.90%      3.35% To 3.35%
Prudential SP Large Cap
  Value Portfolio
  August 6, 2001 ....................        343    $0.94919  $0.95177    $    327     0.53%    0.25% To 0.90%     -4.31% To -4.05%
Prudential SP AIM Growth
  And Income Portfolio
  August 6, 2001 ....................         77    $0.91746  $0.91988    $     71     0.00%    0.25% To 0.90%     -7.07% To -6.82%
Prudential SP MFS Capital
  Opportunities Portfolio
  February 12, 2001 .................        719    $0.81172  $0.90556    $    585     0.26%    0.25% To 0.90%    -19.57% To -19.57%
Prudential SP Strategic
  Partners Focused
  Growth Portfolio
  August 6, 2001 ....................         38    $0.92620  $0.92854    $     35     0.00%    0.25% To 0.90%     -6.34% To -6.11%
Prudential SP MFS Mid-Cap
  Growth Portfolio
  February 12, 2001 .................      1,183    $0.87586  $0.94666    $  1,036     0.00%    0.25% To 0.90%    -12.01% To -12.01%
Prudential SP U.S. Emerging
  Growth Portfolio
  February 12, 2001 .................      1,094    $0.89289  $0.92649    $    978     0.00%    0.25% To 0.90%    -11.06% To -11.06%
Prudential SP AIM Aggressive
  Growth Portfolio
  February 12, 2001 .................        623    $0.87641  $0.90565    $    547     0.00%    0.25% To 0.90%    -11.64% To -11.64%
Prudential SP Alliance
  Technology Portfolio
  February 12, 2001 .................        345    $0.86466  $0.91904    $    298     0.00%    0.25% To 0.90%    -14.83% To -14.83%
Prudential SP Conservative
  Asset Allocation Portfolio
  August 6, 2001 ....................        194    $0.99998  $1.00256    $    195     3.26%    0.25% To 0.90%      0.41% To 0.66%
Prudential SP Balanced Asset
  Allocation Portfolio
  August 6, 2001 ....................        410    $0.98238  $0.98498    $    403     4.12%    0.25% To 0.90%     -1.23% To -0.97%
Prudential SP Growth Asset
  Allocation Portfolio
  August 6, 2001 ....................        223    $0.96279  $0.96529    $    215     1.49%    0.25% To 0.90%     -3.04% To -2.79%
Prudential SP Aggressive
  Growth Asset Allocation
  Portfolio August 6, 2001 ..........         85    $0.94047  $0.94300    $     80     0.16%    0.25% To 0.90%     -5.13% To -4.87%
Prudential SP Jennison
  International Growth
  Portfolio August 6, 2001 ..........         86    $0.89755  $0.89989    $     77     0.00%    0.25% To 0.90%     -9.34% To -9.11%
Prudential SP Deutsche
  International Equity
  Portfolio February 12, 2001 .......      1,952    $0.83687  $0.91304    $  1,634     0.32%    0.25% To 0.90%    -16.41% To -16.41%



                                                                 A35

----------------------

  * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

 ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the year ended December 31, 2001 or from the effective date of the subaccount through the end of the reporting period. Investment options with a date notation indicate the effective date of that investment option in the account. Product designs within a subaccount with an effective date later than the beginning of the period were excluded from the range of total returns.


                                       A36

                         REPORT OF INDEPENDENT ACCOUNTANTS


To the Contract Owners of the
Survivorship Variable Universal Life Subaccounts of
Pruco Life Variable Universal Account
and the Board of Directors of the
Pruco Life Insurance Company


In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Survivorship Variable Universal Life Subaccounts (as defined in Note 1) of Pruco Life Variable Universal Account at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of the Pruco Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2001 with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
April 15, 2002


                                       A37

Pruco Life Insurance Company and Subsidiary

Consolidated Statements of Financial Position
December 31, 2001 and 2000 (In Thousands)
--------------------------------------------------------------------------------

                                                                                  2001               2000
                                                                            -----------------  -----------------
ASSETS
Fixed maturities
     Available for sale, at fair value (amortized cost, 2001: $3,935,472;
       2000:$3,552,244)                                                        $ 4,024,893       $  3,561,521
     Held to maturity, at amortized cost (fair value, 2000: $320,634)                    -            324,546
Equity securities - available for sale, at fair value (cost, 2001: $173;
  2000: $13,446)                                                                       375             10,804
Commercial loans on real estate                                                      8,190              9,327
Policy loans                                                                       874,065            855,374
Short-term investments                                                             215,610            202,815
Other long-term investments                                                         84,342             83,738
                                                                                ----------       ------------
               Total investments                                                 5,207,475          5,048,125
Cash and cash equivalents                                                          374,185            453,071
Deferred policy acquisition costs                                                1,159,830          1,132,653
Accrued investment income                                                           77,433             82,297
Reinsurance recoverable                                                            300,697             31,568
Receivables from affiliates                                                         33,074             51,586
Other assets                                                                        20,134             29,445
Separate Account assets                                                         14,920,584         16,230,264
                                                                                ----------       ------------
TOTAL ASSETS                                                                   $22,093,412       $ 23,059,009
                                                                               ===========       ============

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities
Policyholders' account balances                                                $ 3,947,690       $  3,646,668
Future policy benefits and other policyholder liabilities                          808,230            702,862
Cash collateral for loaned securities                                              190,022            185,849
Securities sold under agreements to repurchase                                      80,715            104,098
Income taxes payable                                                               266,096            235,795
Other liabilities                                                                  228,596            120,891
Separate Account liabilities                                                    14,920,584         16,230,264
                                                                                ----------       ------------
Total liabilities                                                               20,441,933         21,226,427
                                                                                ----------       ------------
Contingencies (See Footnote 12)
Stockholder's Equity
Common stock, $10 par value;
        1,000,000 shares, authorized;
        250,000 shares, issued and outstanding                                       2,500              2,500
Paid-in-capital                                                                    466,748            466,748
Retained earnings                                                                1,147,665          1,361,924

Accumulated other comprehensive income (loss):
    Net unrealized investment gains                                                 34,718              4,730
    Foreign currency translation adjustments                                          (152)            (3,320)
                                                                                ----------       ------------
Accumulated other comprehensive income                                              34,566              1,410
                                                                                ----------       ------------
Total stockholder's equity                                                       1,651,479          1,832,582
                                                                                ----------       ------------
TOTAL LIABILITIES AND
     STOCKHOLDER'S EQUITY                                                      $22,093,412       $ 23,059,009
                                                                               ===========       ============

                 See Notes to Consolidated Financial Statements

Pruco Life Insurance Company and Subsidiary

Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 2001, 2000 and 1999 (In Thousands)
--------------------------------------------------------------------------------

                                                                 2001                2000               1999
                                                            --------------     ---------------    ---------------
REVENUES

Premiums                                                    $   90,868         $   121,921        $    98,976
Policy charges and fee income                                  490,185             474,861            414,425
Net investment income                                          343,638             337,919            276,821
Realized investment losses, net                                (60,476)            (20,679)           (32,545)
Asset management fees                                            7,897              71,160             60,392
Other income                                                     4,962               2,503              1,397
                                                            ----------         -----------        -----------

Total revenues                                                 877,074             987,685            819,466
                                                            ----------         -----------        -----------

BENEFITS AND EXPENSES

Policyholders' benefits                                        256,080             248,063            205,042
Interest credited to policyholders' account balances           195,966             171,010            136,852
General, administrative and other expenses                     382,701             410,684            392,041
                                                            ----------         -----------        -----------

Total benefits and expenses                                    834,747             829,757            733,935
                                                            ----------         -----------        -----------

Income from operations before income taxes                      42,327             157,928             85,531
                                                            ----------         -----------        -----------

Income tax (benefit) provision                                 (25,255)             54,432             29,936
                                                            ----------         -----------        -----------

NET INCOME                                                      67,582             103,496             55,595
                                                            ----------         -----------        -----------

Other comprehensive income (loss), net of tax:

     Unrealized gains (losses) on securities, net of
     reclassification adjustment                                29,988              33,094            (38,266)

     Foreign currency translation adjustments                    3,168                (993)              (742)
                                                            ----------         -----------        -----------

Other comprehensive income (loss)                               33,156              32,101            (39,008)
                                                            ----------         -----------        -----------

TOTAL COMPREHENSIVE INCOME                                  $  100,738         $   135,597        $    16,587
                                                            ===========        ============       ===========

                 See Notes to Consolidated Financial Statements

Pruco Life Insurance Company and Subsidiary

Consolidated Statements of Changes in Stockholder's Equity
Years Ended December 31, 2001, 2000 and 1999 (In Thousands)
--------------------------------------------------------------------------------

                                                                                   Accumulated
                                                                                      other             Total
                                       Common        Paid-in-        Retained     comprehensive     stockholder's
                                    Common stock     capital         earnings     income (loss)        equity
                                    ------------     --------        --------     -------------     --------------
Balance, January 1, 1999              $   2,500    $  439,582     $  1,202,833     $      8,317      $   1,653,232

Net income                                    -             -           55,595                -             55,595

Change in foreign
currency translation
adjustments, net of taxes                     -             -                -             (742)              (742)

Change in net unrealized
investment losses, net of
reclassification adjustment and
taxes                                         -             -                -          (38,266)           (38,266)
                                      ---------    ----------     ------------     ------------      -------------

Balance, December 31, 1999                2,500       439,582        1,258,428          (30,691)         1,669,819

Net income                                    -             -          103,496                -            103,496

Contribution from Parent                      -        27,166                -                -             27,166

Change in foreign
currency translation
adjustments, net of taxes                     -             -                -             (993)              (993)

Change in net unrealized
investment losses, net of
reclassification adjustment and
taxes                                         -             -                -           33,094             33,094
                                      ---------    ----------     ------------     ------------      -------------

Balance, December 31, 2000
                                          2,500       466,748        1,361,924            1,410          1,832,582

Net income                                    -             -           67,582                -             67,582

Policy credits issued to eligible
policyholders                                 -             -         (128,025)               -           (128,025)

Dividends to Parent                           -             -         (153,816)               -           (153,816)

Change in foreign currency
translation adjustments, net of
taxes                                         -             -                -            3,168              3,168


Change in net unrealized investment
gains, net of reclassification
adjustment and taxes                          -             -                -           29,988             29,988

                                      ---------    ----------     ------------     ------------      -------------
Balance, December 31, 2001            $   2,500    $  466,748     $  1,147,665     $     34,566      $   1,651,479
                                      =========    ==========     ============     ============      =============


                 See Notes to Consolidated Financial Statements

Pruco Life Insurance Company and Subsidiary

Consolidated Statements of Cash Flows
Years Ended December 31, 2001, 2000 and 1999 (In Thousands)
--------------------------------------------------------------------------------

                                                                   2001             2000            1999
                                                             --------------     -----------     ------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                   $       67,582     $   103,496     $     55,595
Adjustments to reconcile net income to net cash (used in)
     provided by operating activities:
     Policy charges and fee income                                  (54,970)        (72,275)         (83,961)
     Interest credited to policyholders' account balances           195,966         171,010          136,852
     Realized investment losses, net                                 60,476          20,679           32,545
     Amortization and other non-cash items                          (49,594)        (48,141)          75,037
     Change in:
         Future policy benefits and other policyholders'            105,368          73,340          100,743
         liabilities
         Accrued investment income                                    4,864         (13,380)          (7,803)
         Receivable from/Payable to affiliate                        18,512         (24,907)         (66,081)
         Policy loans                                               (40,645)        (63,022)         (25,435)
         Deferred policy acquisition costs                         (100,281)        (69,868)        (201,072)
         Income taxes payable/receivable                             38,839          90,195          (47,758)
         Other, net                                                 (38,114)         51,011           18,974
                                                             --------------     -----------     ------------
Cash Flows From (Used in) Operating Activities                      208,003         218,138          (12,364)
                                                             --------------     -----------     ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
     Proceeds from the sale/maturity of:
         Fixed maturities:
               Available for sale                                 2,653,798       2,273,789        3,076,848
               Held to maturity                                           -          64,245           45,841
         Equity securities                                              482           1,198            5,209
         Commercial loans on real estate                              1,137           1,182            6,845
         Other long-term investments                                      -          15,039              385
     Payments for the purchase of:
         Fixed maturities:
               Available for sale                                (2,961,861)     (2,782,541)      (3,452,289)
               Held to maturity                                           -               -          (24,170)
         Equity securities                                             (184)        (11,134)          (5,110)
         Other long-term investments                                   (130)         (6,917)         (39,094)
     Cash collateral for loaned securities, net                       4,174          98,513           14,000
     Securities sold under agreement to repurchase, net             (23,383)         82,947          (28,557)
     Short-term investments, net                                    (12,766)       (118,418)          92,199
                                                             --------------     -----------     ------------
Cash Flows Used In Investing Activities                            (338,733)       (382,097)        (307,893)
                                                             --------------     -----------     ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Policyholders' account deposits                              1,456,668       2,409,399        3,457,158
     Policyholders' account withdrawals                          (1,313,300)     (1,991,363)      (3,091,565)
     Cash dividend to Parent                                        (26,048)              -                -
     Cash provided to affiliate                                     (65,476)              -                -
                                                             --------------     -----------     ------------
Cash Flows (Used in) From Financing Activities                       51,844         418,036          365,593
                                                             --------------     -----------     ------------
     Net increase in Cash and cash equivalents                      (78,886)        254,077           45,336
     Cash and cash equivalents, beginning of year                   453,071         198,994          153,658
                                                             --------------     -----------     ------------
CASH AND CASH EQUIVALENTS, END OF YEAR                       $      374,185     $   453,071     $    198,994
                                                             ==============     ===========     ============

SUPPLEMENTAL CASH FLOW INFORMATION
     Income taxes (received) paid                            $      (46,021)    $   (14,832)    $     55,144
                                                             --------------     -----------     ------------
NON-CASH TRANSACTIONS DURING THE YEAR
     Dividend paid with fixed maturities                     $       81,952     $         -     $          -
                                                             --------------     -----------     ------------
     Taiwan branch dividend paid with net assets/liabilities $       45,816     $         -     $          -
                                                             --------------     -----------     ------------
     Policy credits issued to eligible policyholders         $      128,025     $         -     $          -
                                                             --------------     -----------     ------------
     Contribution from Parent                                $            -     $    27,166     $          -
                                                             --------------     -----------     ------------

                 See Notes to Consolidated Financial Statements

Pruco Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

1.  BUSINESS

Pruco Life Insurance Company ("the Company") is a stock life insurance company, organized in 1971 under the laws of the state of Arizona. The Company is licensed to sell individual life insurance, variable life insurance, term life insurance, variable and fixed annuities, and a non-participating guaranteed interest contract ("GIC") called Prudential Credit Enhanced GIC ("PACE") in the District of Columbia, Guam and in all states and territories except New York. The Company also had marketed individual life insurance through its branch office in Taiwan. The branch office was transferred to an affiliated Company on January 31, 2001, as described in Footnote 14.

The Company has one wholly owned subsidiary, Pruco Life Insurance Company of New Jersey ("PLNJ"). PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell individual life insurance, variable life insurance, term life insurance, fixed and variable annuities only in the states of New Jersey and New York. Another wholly owned subsidiary, The Prudential Life Insurance Company of Arizona ("PLICA") was dissolved on September 30, 2000. All assets and liabilities were transferred to the Company. PLICA had no new business sales in 2000 or 1999.

The Company is a wholly owned subsidiary of The Prudential Insurance Company of America ("Prudential"), an insurance company founded in 1875 under the laws of the state of New Jersey. On December 18, 2001 ("the date of demutualization") Prudential converted from a mutual life insurance company to a stock life insurance company and became an indirect wholly owned subsidiary of Prudential Financial, Inc. (the "Holding Company"). The demutualization was completed in accordance with Prudential's Plan of Reorganization, which was approved by the Commissioner of the New Jersey Department of Banking and Insurance in October 2001.

Prudential intends to make additional capital contributions to the Company, as needed, to enable it to comply with its reserve requirements and fund expenses in connection with its business. Generally, Prudential is under no obligation to make such contributions and its assets do not back the benefits payable under the Company's policyholder contracts. During 2000, a capital contribution of $27.2 million resulted from the forgiveness of an intercompany receivable.

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing insurance products, and individual and group annuities.


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Company has extensive transactions and relationships with Prudential and other affiliates, as more fully described in Footnote 14. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, in particular deferred policy acquisition costs ("DAC") and future policy benefits, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Investments
Fixed maturities classified as "available for sale" are carried at estimated fair value. Fixed maturities that the Company has both the intent and ability to hold to maturity are stated at amortized cost and classified as "held to maturity". The amortized cost of fixed maturities is written down to estimated fair value if a decline in value is considered to be other than temporary. Unrealized gains and losses on fixed maturities "available for sale", including the effect on deferred policy acquisition costs and policyholders' account balances that would result from the realization of unrealized gains and losses are included in a separate component of equity, "Accumulated other comprehensive income (loss)", net of income taxes.

Equity securities, available for sale, comprised of common and non-redeemable preferred stock, are carried at estimated fair value. The associated unrealized gains and losses, the effects on deferred policy acquisition costs and on policyholders' account balances that would result from the realization of unrealized gains and losses, are included in a separate component of equity, "Accumulated other comprehensive income (loss)", net of income taxes.

Pruco Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Commercial loans on real estate are stated primarily at unpaid principal balances, net of unamortized discounts and an allowance for losses. The allowance for losses includes a loan specific reserve for impaired loans and a portfolio reserve for incurred but not specifically identified losses. Impaired loans include those loans for which it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. Impaired loans are measured at the present value of expected future cash flows discounted at the loan's effective interest rate, or at the fair value of the collateral if the loan is collateral dependent. Interest received on impaired loans, including loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as revenue, according to management's judgment as to the collectibility of principal. Management discontinues accruing interest on impaired loans after the loans are 90 days delinquent as to principal or interest, or earlier when management has serious doubts about collectibility. When a loan is recognized as impaired, any accrued but uncollectible interest is reversed against interest income of the current period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, a regular payment performance has been established. The portfolio reserve for incurred but not specifically identified losses considers the Company's past loan loss experience, the current credit composition of the portfolio, historical credit migration, property type diversification, default and loss severity statistics and other relevant factors.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting of highly liquid debt instruments other than those held in "Cash and cash equivalents," with a maturity of twelve months or less when purchased, are carried at amortized cost, which approximates fair value.

Other long-term investments represent the Company's investments in joint ventures and partnerships in which the Company does not exercise control, derivatives held for purposes other than trading, and investments in the Company's own Separate Accounts. Joint ventures and partnerships are recorded using the equity method of accounting, reduced for other than temporary declines in value. The Company's investment in the Separate Accounts is carried at estimated fair value. The Company's net income from investments in joint ventures and partnerships is generally included in "Net investment income."

Realized investment losses, net are computed using the specific identification method. Costs of fixed maturity and equity securities are adjusted for impairments considered to be other than temporary. Impairment adjustments are included in "Realized investment gains (losses), net." Factors considered in evaluating whether a decline in value is other than temporary are: 1) whether the decline is substantial; 2) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 3) the duration and extent to which the market value has been less than cost; and 4) the financial condition and near-term prospects of the issuer.

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments, and other debt issues with a maturity of three months or less when purchased.

Deferred policy acquisition costs
The costs that vary with and that are related primarily to the production of new insurance and annuity business are deferred to the extent that they are deemed recoverable from future profits. Such costs include commissions, costs of policy issuance and underwriting, and variable field office expenses. Deferred policy acquisition costs are subject to recognition testing at the time of policy issue and recoverability and premium deficiency testing at the end of each accounting period. Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)."

Policy acquisition costs related to interest-sensitive and variable life products and certain investment-type products are deferred and amortized over the expected life of the contracts (periods ranging from 25 to 30 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based on historical and anticipated future experience, which is updated periodically. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "General and administrative expenses" in the period such estimated gross profits are revised.

Pruco Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Deferred policy acquisition costs related to non-participating term insurance are amortized over the expected life of the contracts in proportion to premium income. For guaranteed investment contracts, acquisition costs are expensed as incurred.

Prudential and the Company have offered programs under which policyholders, for a selected product or group of products, can exchange an existing policy or contract issued by Prudential or the Company for another form of policy or contract. These transactions are known as internal replacements. If the new policies have terms that are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the life of the new policies. If the terms of the new policies are not substantially similar to those of the former policy, the unamortized DAC on the surrendered policies is immediately charged to expense.

Securities loaned
Securities loaned are treated as financing arrangements and are recorded at the amount of cash received as collateral. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Non-cash collateral received is not reflected in the consolidated statements of financial position because the debtor typically has the right to redeem the collateral on short notice. Substantially all of the Company's securities loaned are with large brokerage firms.

Securities sold under agreements to repurchase
Securities sold under agreements to repurchase are treated as financing arrangements and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreements. Assets to be repurchased are the same, or substantially the same, as the assets transferred and the transferor, through right of substitution, maintains the right and ability to redeem the collateral on short notice. The market value of securities to be repurchased is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

Securities lending and securities repurchase agreements are used to generate net investment income and facilitate trading activity. These instruments are short-term in nature (usually 30 days or less). Securities loaned are collateralized principally by U.S. Government and mortgage-backed securities. Securities sold under repurchase agreements are collateralized principally by cash. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

Separate Account Assets and Liabilities
Separate Account assets and liabilities are reported at estimated fair value and represent segregated funds which are invested for certain policyholders and other customers. The assets consist of common stocks, fixed maturities, real estate related securities, and short-term investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and gains or losses for Separate Accounts generally accrue to the policyholders and are not included in the Consolidated Statements of Operations and Comprehensive Income. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income".

Separate Accounts represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the policyholders, with the exception of the Pruco Life Modified Guaranteed Annuity Account. The Pruco Life Modified Guaranteed Annuity Account is a non-unitized Separate Account, which funds the Modified Guaranteed Annuity Contract and the Market Value Adjustment Annuity Contract. Owners of the Pruco Life Modified Guaranteed Annuity and the Market Value Adjustment Annuity Contracts do not participate in the investment gain or loss from assets relating to such accounts. Such gain or loss is borne, in total, by the Company.

Contingencies
Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Pruco Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Insurance Revenue and Expense Recognition
Premiums from insurance policies are generally recognized when due. Benefits are recorded as an expense when they are incurred. For traditional life insurance contracts, a liability for future policy benefits is recorded using the net level premium method. For individual annuities in payout status, a liability for future policy benefits is recorded for the present value of expected future payments based on historical experience.

Amounts received as payment for interest-sensitive life, individual annuities and guaranteed investment contracts are reported as deposits to "Policyholders' account balances". Revenues from these contracts reflected as "Policy charges and fee income" consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited and amortization of deferred policy acquisition costs.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance recoverables and the cost of reinsurance are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Foreign Currency Translation Adjustments
Assets and liabilities of the Taiwan branch are translated to U.S. dollars at the exchange rate in effect at the end of the period. Revenues, benefits and other expenses are translated at the average rate prevailing during the period. Cumulative translation adjustments arising from the use of differing exchange rates from period to period are charged or credited directly to "Other comprehensive income (loss)." The cumulative effect of changes in foreign exchange rates are included in "Accumulated other comprehensive income (loss)".

Asset Management Fees
Through December 31, 2000, the Company received asset management fee income from policyholder account balances invested in The Prudential Series Funds ("PSF"), which are a portfolio of mutual fund investments related to the Company's Separate Account products (refer to Note 14). In addition, the Company receives fees from policyholder account balances invested in funds managed by companies other than Prudential. Asset management fees are recognized as income as earned.

Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company include swaps, futures, forwards and option contracts and may be exchange-traded or contracted in the over-the-counter market. See Note 11 for a discussion of the Company's use of derivative financial instruments and the related accounting and reporting treatment for such instruments.

Income Taxes
The Company and its subsidiary are members of the consolidated federal income tax return of Prudential and file separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision. Deferred income taxes are generally recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to that portion that is expected to be realized.

New Accounting Pronouncements
In September 2000, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities--a replacement of FASB Statement No. 125." The Company has adopted the provisions of SFAS No. 140 relating to transfers and extinguishments of liabilities which are effective for periods occurring after March 31, 2001. The adoption did not have an effect on the results of operations of the Company.

Pruco Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

In June 2001, the FASB issued SFAS No. 141, "Business Combinations" and SFAS No. 142, "Goodwill and Other Intangible Assets." SFAS No. 141 requires that the Company account for all business combinations in the scope of the statement using the purchase method. SFAS No. 142 requires that an intangible asset acquired either individually or with a group of other assets shall initially be recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life to the reporting entity; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All intangible assets shall be tested for impairment in accordance with the statement. SFAS No. 142 is effective for fiscal years beginning after December 15, 2001; however, goodwill and intangible assets acquired after June 30, 2001 are subject immediately to the nonamortization and amortization provisions of this statement. As of December 31, 2001, The Company does not have any goodwill or intangible assets.

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets." SFAS No. 144 eliminated the requirement that discontinued operations be measured at net realizable value or that entities include losses that have not yet occurred. SFAS No. 144 eliminated the exception to consolidation for a subsidiary for which control is likely to be temporary. SFAS No. 144 requires that long-lived assets that are to be disposed of by sale be measured at the lower of book value or fair value less cost to sell. An impairment for assets that are not considered to be disposed of is recognized only if the carrying amounts of long-lived assets are not recoverable and exceed their fair values. Additionally, SFAS No. 144 expands the scope of discontinued operations to include all components of an entity with operations and cash flows that (1) can be distinguished from the rest of the entity and (2) will be eliminated from the ongoing operations of the entity in a disposal transaction. SFAS No. 144 is effective for financial statements issued for fiscal years beginning after December 15, 2001 and, generally, its provisions are to be applied prospectively.

Reclassifications
Certain amounts in the prior years have been reclassified to conform to the current year presentation.

Pruco Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3.  INVESTMENTS

Fixed Maturities and Equity Securities:
The following tables provide additional information relating to fixed maturities and equity securities as of December 31:

                                                                              2001
                                                 ---------------------------------------------------------------
                                                                    Gross             Gross
                                                 Amortized        Unrealized        Unrealized      Estimated
                                                    Cost            Gains             Losses        Fair Value
                                                 -------------   --------------   --------------  --------------
                                                                         (In Thousands)
Fixed Maturities Available For Sale
U.S. Treasury Securities and Obligations of
     U.S. Government Corporations and
     Agencies                                     $ 303,606        $   1,496         $  1,648      $  303,454

Foreign Government Bonds                             27,332            2,122                -          29,454

Corporate Securities                              3,594,386          116,186           28,834       3,681,738

Mortgage-backed Securities                           10,148              160               61          10,247

                                                 ----------        ---------         --------      ----------
Total Fixed Maturities Available For Sale        $3,935,472        $ 119,964         $ 30,543      $4,024,893
                                                 ==========        =========         ========      ==========

Equity Securities Available For Sale             $      173        $     220         $     18      $      375
                                                 ==========        =========         ========      ==========

                                                                              2000
                                                  --------------------------------------------------------------
                                                                    Gross             Gross
                                                  Amortized       Unrealized       Unrealized       Estimated
                                                    Cost            Gains            Losses         Fair Value
                                                 --------------   ------------   --------------   --------------
                                                                        (In Thousands)
  Fixed Maturities Available For Sale
  U.S. Treasury Securities and Obligations of
       U.S. Government Corporations and
       Agencies                                   $  309,609        $ 7,888          $    17       $  317,480

  Foreign Government Bonds                           136,133          8,093              520          143,706

  Corporate Securities                             3,075,023         43,041           49,538        3,068,526

  Mortgage-backed Securities                          31,479            330                0           31,809

                                                  ----------        -------          -------       ----------
  Total Fixed Maturities Available For Sale       $3,552,244        $59,352          $50,075       $3,561,521
                                                  ==========        =======          =======       ==========

  Fixed Maturities Held To Maturity
  Corporate Securities                            $  324,546        $ 1,500          $ 5,412       $  320,634
                                                  ----------        -------          -------       ----------
  Total Fixed Maturities Held To Maturity         $  324,546        $ 1,500          $ 5,412       $  320,634
                                                  ==========        =======          =======       ==========

  Equity Securities Available For Sale            $   13,446        $   197          $ 2,839       $   10,804
                                                  ==========        =======          =======       ==========


Pruco Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3.  INVESTMENTS (continued)

The amortized cost and estimated fair value of fixed maturities, by contractual maturities at December 31, 2001 is shown below:

                                                         Available For Sale
                                               --------------------------------------
                                                  Amortized         Estimated Fair
                                                    Cost                 Value
                                               ---------------    -------------------
                                                         (In Thousands)

        Due in one year or less                 $   802,235            $   821,790

        Due after one year through five years     1,841,097              1,885,535

        Due after five years through ten years    1,026,709              1,045,693

        Due after ten years                         255,283                261,628

        Mortgage-backed securities                   10,148                 10,247
                                                -----------            -----------

        Total                                   $ 3,935,472            $ 4,024,893
                                                ===========            ===========

Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 2001, 2000, and 1999, were $2,380.4 million, $2,103.6 million, and $2,950.4 million, respectively. Gross gains of $40.3 million, $15.3 million, $13.1 million, and gross losses of $47.7 million, $33.9 million, and $31.1 million, were realized on those sales during 2001, 2000, and 1999, respectively.

Proceeds from the maturity of fixed maturities available for sale during 2001, 2000, and 1999, were $273.4 million, $170.2 million, and $126.5 million, respectively.

Writedowns for impairments which were deemed to be other than temporary for fixed maturities were $53.5 million, $12.3 million, and $11.2 million, for the years 2001, 2000 and 1999, respectively.

Due to the adoption of FAS 133, "Accounting for Derivative Instruments and Hedging Activities", on January 1, 2001, the entire portfolio of fixed maturities classified as held to maturity were transferred to the available for sale category. The aggregate amortized cost of the securities was $324.5 million. Unrealized investment losses of $2.5 million, net of tax were recorded in "Accumulated Other Comprehensive income (loss)" at the time of transfer.

During 2000, certain securities classified as held to maturity were transferred to the available for sale portfolio. These actions were taken as a result of a significant deterioration in credit worthiness. The aggregate amortized cost of the securities transferred was $6.6 million. Gross unrealized investment losses of $0.3 million were recorded in "Accumulated Other Comprehensive income (loss)" at the time of transfer. Prior to transfer, impairments related to these securities, if any, were included in "realized investment losses, net". During the year ended December 31, 1999, there were no securities classified as held to maturity that were transferred. During the years ended December 31, 2001, 2000, and 1999, there were no securities classified as held to maturity that were sold.

Commercial Loans on Real Estate
The Company's commercial loans on real estate were collateralized by the following property types at December 31:

                                                        2001                            2000
                                             --------------------------      -------------------------
                                                                  (In Thousands)

         Retail Stores                           $  4,623      56.4%             $  5,615     60.2%

         Industrial Buildings                       3,567      43.6%                3,712     39.8%

                                             --------------------------      -------------------------
               Net Carrying Value                $  8,190     100.0%             $  9,327    100.0%
                                             ==========================      =========================

The concentration of commercial loans are in the states of Washington (47%), New Jersey (44%), and North Dakota (9%).

Pruco Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3.  INVESTMENTS (continued)

Special Deposits and Restricted Assets
Fixed maturities of $2.9 million and $8.0 million at December 31, 2001 and 2000, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. Equity securities restricted as to sale were $.2 million at December 31, 2001 and 2000, respectively.

Other Long-Term Investments
The Company's "Other long-term investments" of $84.3 million and $83.7 million as of December 31, 2001 and 2000, respectively, are comprised of joint ventures and limited partnerships, the Company's investment in the Separate Accounts and certain derivatives for other than trading. Joint ventures and limited partnerships totaled $35.8 million and $34.3 million at December 31, 2001 and 2000, respectively. The Company's share of net income from the joint ventures was $1.6 million, $.9 million, and $.3 million, for the years ended December 31, 2001, 2000 and 1999, respectively, and is reported in "Net investment income." The Company's investment in the Separate Accounts was $44.0 million and $46.9 million at December 31, 2001 and 2000, respectively.

Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

                                                              2001                2000              1999
                                                          ----------------   -----------------  ----------------
                                                                              (In Thousands)

  Fixed Maturities - Available For Sale                    $    279,477       $    237,042      $    188,236
  Fixed Maturities - Held To Maturity                                 -             26,283            29,245
  Equity Securities - Available For Sale                             71                 18                 -
  Commercial Loans On Real Estate                                   905              1,010             2,825
  Policy Loans                                                   48,149             45,792            42,422
  Short-Term Investments and Cash Equivalents                    24,253             29,582            19,208
  Other                                                           6,021             16,539             4,432
                                                          ----------------   -----------------  ----------------
  Gross Investment Income                                       358,876            356,266           286,368
       Less:  Investment Expenses                               (15,238)           (18,347)           (9,547)
                                                          ----------------   -----------------  ----------------
  Net Investment Income                                   $     343,638       $    337,919      $    276,821
                                                          ================   =================  ================


Realized investment losses, net including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:

                                                                2001                2000               1999
                                                          ----------------   -----------------  -----------------
                                                                               (In Thousands)

  Fixed Maturities - Available For Sale                     $    (60,924)      $    (34,600)     $    (29,192)
  Fixed Maturities - Held To Maturity                                  -               (212)              102
  Equity Securities - Available For Sale                             (56)               271               392
  Derivatives                                                     (1,396)            15,039            (1,557)
  Other                                                            1,900             (1,177)           (2,290)
                                                          ----------------   -----------------  -----------------

  Realized Investment Losses, Net                           $    (60,476)      $    (20,679)     $    (32,545)
                                                          ================   =================  =================

Securities Pledged to Creditors
The Company pledges investment securities it owns to unaffiliated parties through certain transactions including securities lending, securities sold under agreements to repurchase, and futures contracts. At December 31, 2001 and 2000, the carrying value of fixed maturities available for sale pledged to third parties as reported in the Consolidated Statements of Financial Position were $265.2 million and $287.8 million, respectively.

Pruco Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3.  INVESTMENTS (continued)

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains (losses) on securities available for sale are included in the Consolidated Statements of Financial Position as a component of "Accumulated other comprehensive income (loss)." Changes in these amounts include reclassification adjustments to exclude from "Other Comprehensive income
(loss)," those items that are included as part of "Net income" for a period that also had been part of "Other Comprehensive income (loss)" in earlier periods. The amounts for the years ended December 31, net of tax, are as follows:

                                                                                                            Accumulated
                                                                                                               Other
                                                                                                           Comprehensive
                                                                                                           Income (Loss)
                                                               Deferred                      Deferred     Related To Net
                                            Unrealized          Policy      Policyholders'  Income Tax      Unrealized
                                           Gains(Losses)      Acquisition      Account      (Liability)     Investment
                                          On Investments         Costs         Balances       Benefit      Gains(Losses)
                                          ------------------ -------------  --------------  -----------   ---------------
                                                                            (In Thousands)
Balance, January 1, 1999                  $        25,169     $   (13,115)  $      2,680    $   (4,832)   $      9,902

Net investment gains(losses) on
investments arising during the period            (138,268)              -              -        47,785         (90,483)

Reclassification adjustment for
gains(losses) included in net income               28,698               -              -        (9,970)         18,728

Impact of net unrealized investment
gains(losses) on deferred policy
acquisition costs                                       -          53,407              -       (16,283)         37,124

Impact of net unrealized investment
gains(losses) on policyholders' account                 -               -         (5,712)        2,077          (3,635)
balances
                                          ---------------    ------------    -----------    ----------    ------------
Balance, December 31, 1999                        (84,401)         40,292         (3,032)       18,777         (28,364)

Net investment gains(losses) on
investments arising during the period              56,707               -              -       (21,539)         35,168

Reclassification adjustment for
gains(losses) included in net income               34,329               -              -       (13,039)         21,290

Impact of net unrealized investment
gains(losses) on deferred policy
acquisition costs                                       -         (39,382)             -        14,177         (25,205)

Impact of net unrealized investment
gains(losses) on policyholders' account                 -               -          2,877        (1,036)          1,841
balances
                                          ---------------    ------------    -----------    ----------    ------------
Balance, December 31, 2000                          6,635             910           (155)       (2,660)          4,730

Net investment gains(losses) on
investments arising during the period              22,007               -              -        (7,922)         14,085

Reclassification adjustment for
gains(losses) included in net income               60,980               -              -       (21,953)         39,027

Impact of net unrealized investment
gains(losses) on deferred policy
acquisition costs                                       -         (41,223)             -        14,840         (26,383)

Impact of net unrealized investment
gains(losses) on policyholders' account
balances                                                -               -          5,092        (1,833)          3,259
                                          ---------------    ------------    -----------    ----------    ------------
Balance, December 31, 2001                $        89,622    $    (40,313)   $     4,937    $  (19,528)   $     34,718
                                          ===============    ============    ============   ==========    =============

Pruco Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

4.  DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, are as follows:

                                                                 2001             2000            1999
                                                                             (In Thousands)
Balance, Beginning of Year                                  $  1,132,653  $     1,062,785   $      861,713
Capitalization of Commissions, Sales and Issue Expenses          295,823          242,322          242,373
Amortization                                                    (156,092)        (129,049)         (96,451)
Change In Unrealized Investment (Gains) Losses                   (41,223)         (39,382)          53,407
Foreign Currency Translation                                       1,773           (4,023)           1,743
Transfer of Taiwan branch balance to an affiliated company       (73,104)               -                -
                                                            ------------  ---------------   --------------
Balance, End of Year                                        $  1,159,830  $     1,132,653   $    1,062,785
                                                            ============  ===============   ==============


5.  POLICYHOLDERS' LIABILITIES

Future policy benefits and other policyholder liabilities at December 31, are as follows:

                                                             2001                2000
                                                           --------           ----------
                                                                   (In Thousands)
         Life Insurance - Domestic                         $500,974           $  429,825
         Life Insurance - Taiwan                            260,632              226,272
         Individual Annuities                                32,423               31,817
         Group Annuities                                     14,201               14,948
                                                           --------           ----------
                                                           $808,230           $  702,862
                                                           ========           ==========

Life insurance liabilities include reserves for death benefits. Annuity liabilities include reserves for annuities that are in payout status.


The following table highlights the key assumptions generally utilized in calculating these reserves:

            Product                         Mortality              Interest Rate        Estimation Method
--------------------------------   ----------------------------   ----------------  --------------------------

Life Insurance - Domestic          Generally rates guaranteed     2.5% to 11.25%    Net level premium based
Variable and Interest-Sensitive    in calculating cash                              on non-forfeiture
                                   surrender values                                 interest rate

Life Insurance - Domestic Term     Best estimate plus a            6.5% to 6.75%    Net level premium plus a
Insurance                          provision for adverse                            provision for adverse
                                   deviation                                        deviation

Life Insurance - International     Generally the Taiwan            6.25% to 7.5%    Net level premium plus a
                                   standard table plus a                            provision for adverse
                                   provision for adverse                            deviation.
                                   deviation

Individual Annuities               Mortality table varies         6.25% to 11.0%    Present value of
                                   based on the issue year of                       expected future payments
                                   the contract. Current                            based on historical
                                   table (for 1998 & later                          experience
                                   issues) is the Annuity
                                   2000  Mortality Table with
                                   certain modifications

Group Annuities                    1950 & 1971 Group Annuity          14.75%        Present value of
                                   Mortality Table with                             expected future payments
                                   certain modifications                            based on historical
                                                                                    experience

Pruco Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

Policyholders' account balances at December 31, are as follows:


                                                          2001                     2000
                                                   -------------------      -------------------
                                                                 (In Thousands)

         Interest-Sensitive Life Contracts             $  1,976,710             $  1,886,714
         Individual Annuities                               976,237                  859,996
         Guaranteed Investment Contracts                    994,743                  899,958
                                                       ------------             ------------
                                                       $  3,947,690             $  3,646,668
                                                       ============             ============


Policyholders' account balances for interest-sensitive life, individual annuities, and guaranteed investment contracts are equal to policy account values plus unearned premiums. The policy account values represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges.

Certain contract provisions that determine the policyholder account balances are as follows:

            Product                            Interest Rate                Withdrawal / Surrender Charges
---------------------------------   ------------------------------------  ------------------------------------

Interest Sensitive Life Contracts              3.0% to 6.75%              Various up to 10 years

Individual Annuities                           3.0% to 16.0%              0% to 7% for up to 9 years

Guaranteed Investment Contracts               4.32% to 8.03%              Subject to market value withdrawal
                                                                          provisions for any funds withdrawn
                                                                          other than for benefit responsive
                                                                          and contractual payments


Pruco Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

6.  REINSURANCE

The Company participates in reinsurance, with Prudential and other companies, in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Reinsurance ceded arrangements do not discharge the Company or the insurance subsidiary as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The likelihood of a material reinsurance liability reassumed by the Company is considered to be remote. The affiliated reinsurance agreements, including the Company's reinsurance of all its Taiwanese business, are described further in
Note 14.

Reinsurance amounts included in the Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, are as follows:

                                                          2001               2000              1999
                                                    ----------------   ----------------  ----------------
                                                                        (In Thousands)
       Domestic:
       Reinsurance premiums ceded - affiliated           $   (9,890)       $    (7,641)      $    (5,630)
       Reinsurance premiums ceded - unaffiliated            (13,399)            (2,475)                -
       Policyholders' benefits ceded                         10,803              3,558             3,140

       Taiwan after the transfer:
       Reinsurance premiums ceded -affiliated               (82,433)                 -                 -
       Policyholders' benefits ceded-affiliated              12,859                  -                 -

       Taiwan before the transfer:
       Reinsurance premiums ceded - affiliated                 (107)            (1,573)           (1,252)
       Reinsurance premiums ceded -unaffiliated                (167)            (2,830)           (1,745)
       Policyholders' benefits ceded                             71              1,914             1,088
       Reinsurance premiums assumed                             162              1,671             1,778


Reinsurance recoverables, included in the Company's Consolidated Statements of Financial Position at December 31, were as follows:

                                                              2001                 2000
                                                       -------------------   -----------------
                                                                    (In Thousands)

         Domestic Life Insurance -                          $    11,014          $    8,765
         affiliated
         Domestic Life Insurance -                               14,850               2,037
         unaffiliated
         Other Reinsurance - affiliated                          14,201              14,948

         Taiwan Life Insurance-affiliated                       260,632                   -
         Taiwan Life Insurance-unaffiliated                           -               5,818
                                                            -----------          ----------
                                                            $   300,697          $   31,568
                                                            ===========          ==========

The gross and net amounts of life insurance in force at December 31, were as follows:

                                                        2001                 2000                  1999
                                                        ----                 ----                  ----
                                                                        (In Thousands)

         Life Insurance Face Amount In Force        $  84,317,628         $ 66,327,999          $ 54,954,680
         Ceded To Other Companies                     (25,166,264)          (7,544,363)           (2,762,319)
                                                    -------------         ------------          ------------
         Net Amount of Life Insurance In Force      $  59,151,364         $ 58,783,636          $ 52,192,361
                                                    =============         ============          ============

Pruco Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

7.  EMPLOYEE BENEFIT PLANS

Pension and Other Postretirement Plans
The Company had a non-contributory defined benefit pension plan that covered substantially all of its Taiwanese employees. The pension plan was transferred to an affiliate on January 31, 2001 as described in Note 14. This plan was established as of September 30, 1998 and the projected benefit obligation and related expenses at December 31, 2000 were not material to the Consolidated Statements of Financial Position or results of operations for the years presented. All other employee benefit costs are allocated to the Company by Prudential in accordance with the service agreement described in Footnote 14.


8.  INCOME TAXES

The components of income taxes for the years ended December 31, are as follows:

                                                               2001                2000              1999
                                                           -----------         ------------       -----------
                                                                              (In Thousands)
     Current Tax Expense (Benefit):
        U.S.                                               $ (100,946)           $   8,588        $  (14,093)
        State and Local                                         1,866                   38               378
        Foreign                                                   124                   35                15
                                                           ----------            ---------        ----------
        Total                                                 (98,956)               8,661           (13,700)
                                                           ----------            ---------        ----------


     Deferred Tax Expense (Benefit):
        U.S.                                                   76,155               43,567            42,320
        State and Local                                        (2,454)               2,204             1,316
                                                           ----------            ---------        ----------
        Total                                                  73,701               45,771            43,636
                                                           ----------            ---------        ----------

      Total Income Tax Expense                             $  (25,255)          $   54,432        $   29,936
                                                           ==========           ==========        ==========


The income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes for the following reasons:

                                                              2001                2000               1999
                                                           ------------        -----------       -----------
                                                                              (In Thousands)

     Expected Federal Income Tax Expense                   $    14,814         $    55,275       $    29,936
         State and Local Income Taxes                             (382)              1,457             1,101
         Non taxable investment income                         (38,693)             (6,443)           (1,010)
         Incorporation of Taiwan Branch                         (1,774)                  -                 -
         Other                                                     780               4,143               (91)
                                                           -----------         -----------       -----------
         Total Income Tax Expense                          $   (25,255)        $    54,432       $    29,936
                                                           ===========         ===========       ===========

Pruco Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

8.  INCOME TAXES (continued)

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                               2001                    2000
                                                            ----------              ----------
                                                                      (In Thousands)
              Deferred Tax Assets
                   Insurance Reserves                       $   43,317              $  100,502
                   State Net Operating Losses                    5,642                   1,400
                   Other                                         9,309                   8,610
                                                            ----------              ----------
                   Deferred Tax Assets                          58,268                 110,512
                                                            ----------              ----------

              Deferred Tax Liabilities
                   Deferred Acquisition Costs                  324,082                 324,023
                   Net Unrealized Gains on Securities           32,264                   2,389
                   Investments                                  20,644                  19,577
                                                            ----------              ----------
                   Deferred Tax Liabilities                    376,990                 345,989
                                                            ----------              ----------

              Net Deferred Tax Liability                    $  318,722              $  235,477
                                                            ==========              ==========

Management believes that based on its historical pattern of taxable income, the Company and its subsidiary will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable. At December 31, 2001 and 2000, the Company and its subsidiary had no federal operating loss carryforwards for tax purposes. At December 31, 2001 and December 31, 2000, the Company had state operating loss carryforwards for tax purposes of $369 million and $91 million, which expire by 2021 and 2020, respectively.

The Internal Revenue Service (the "Service") has completed all examinations of the consolidated federal income tax returns through 1992. The Service has examined the years 1993 through 1995. Discussions are being held with the Service with respect to proposed adjustments. Management, however, believes there are adequate defenses against, or sufficient reserves to provide for such adjustments. The Service has completed its examination of 1996 and has begun its examination of 1997 through 2000.


9.  STATUTORY NET INCOME AND SURPLUS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance and the New Jersey Department of Banking and Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income (loss) of the Company amounted to $71.5 million, $(50.5) million, and $(82.3) million for the years ended December 31, 2001, 2000, and 1999, respectively. Statutory surplus of the Company amounted to $728.7 million and $849.6 million at December 31, 2001 and 2000, respectively.

In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance ("Codification"), which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in certain areas. The Company has adopted the Codification guidance effective January 1, 2001. As a result of these changes, the Company reported an increase to statutory surplus of $88 million, primarily relating to the recognition of deferred tax assets.

Pruco Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair values presented below have been determined using available market information and by applying valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Estimated fair values may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the estimated fair values (for all other financial instruments presented in the table, the carrying value approximates estimated fair value).

Fixed maturities and Equity securities
Estimated fair values for fixed maturities and equity securities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Generally, fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The estimated fair value of certain non-performing private placement securities is based on amounts estimated by management.

Commercial loans on real estate
The estimated fair value of the portfolio of commercial loans on real estate is primarily based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality loan.

Policy loans
The estimated fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

Investment contracts
For guaranteed investment contracts, estimated fair values are derived using discounted projected cash flows, based on interest rates being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For individual deferred annuities and other deposit liabilities, fair value approximates carrying value.

Derivative financial instruments
Refer to Note 11 for the disclosure of fair values on these instruments.

Pruco Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10.  FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)

The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31:


                                                          2001                                 2000
                                           -----------------------------------    -------------------------------
                                               Carrying          Estimated            Carrying       Estimated
                                                Value            Fair Value            Value         Fair Value
                                           ----------------  -----------------    --------------- ---------------
                                                                        (In Thousands)
Financial Assets:
   Fixed Maturities:  Available For Sale     $ 4,024,893       $  4,024,893       $  3,561,521    $  3,561,521
   Fixed Maturities:  Held To Maturity                 -                  -            324,546         320,634
   Equity Securities                                 375                375             10,804          10,804
   Commercial Loans on Real Estate                 8,190             10,272              9,327          10,863
   Policy Loans                                  874,065            934,203            855,374         883,460
   Short-Term Investments                        215,610            215,610            202,815         202,815
   Cash and Cash Equivalents                     374,185            374,185            453,071         453,071
   Separate Account Assets                    14,920,584         14,920,584         16,230,264      16,230,264

Financial Liabilities:
   Investment Contracts                        2,003,265          2,053,259          1,762,794       1,784,767
   Cash Collateral for Loaned Securities         190,022            190,022            185,849         185,849
   Securities Sold Under Repurchase               80,715             80,715            104,098         104,098
   Agreements
   Separate Account Liabilities               14,920,584         14,920,584         16,230,264      16,230,264



11.  DERIVATIVE AND OFB-BALANCE SHEET CREDIT-RELATED INSTRUMENTS

Adoption of Statement of Financial Accounting Standards No. 133

The Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" as amended, on January 1, 2001. The adoption of this statement did not have a material impact on the results of operations of the Company.

Accounting for Derivatives and Hedging Activities

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company include swaps, futures, forwards and option contracts and may be exchange-traded or contracted in the over-the-counter market. Derivatives may be held for trading purposes or held for purposes other than trading. All of the Company's derivatives are held for purposes other than trading.

Derivatives held for purposes other than trading are used to seek to reduce exposure to interest rates and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. Other than trading derivatives are also used to manage the characteristics of the Company's asset/liability mix, and to manage the interest rate and currency characteristics of invested assets.

Derivatives held for purposes other than trading are recognized on the Consolidated Statements of Financial Position at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as either (1) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment ("fair value" hedge), (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a foreign currency or cash flow hedge ("foreign currency" hedge), (4) a hedge of a net investment in a foreign operation, or (5) a derivative that does not qualify for hedge accounting. As of December 31, 2001, none of the Company's derivatives qualify for hedge accounting treatment.

Pruco Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

11.  DERIVATIVE AND OFB-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (continued)

If a derivative does not qualify for hedge accounting, it is recorded at fair value in "Other long-term investments" or "Other liabilities" in the Consolidated Statements of Financial Position, and changes in fair value are included in earnings without considering changes in fair value of the hedged assets or liabilities. See "Types of Derivative Instruments" for further discussion of the classification of derivative activity in current earnings.

Types of Derivative Instruments

Interest Rate Swaps
The Company uses interest rate swaps to reduce market risk from changes in interest rates and to manage interest rate exposures arising from mismatches between assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. The fair value of swap agreements is estimated based on proprietary pricing models or market quotes.

If the criteria for hedge accounting are not met, the swap agreements are accounted for at fair value with changes in fair value reported in "Realized investment losses, net" in the Consolidated Statement of Operations. During the period that interest rate swaps are outstanding, net receipts or payments are include in" Net investment income" in the Consolidated Statement of Operations.

Futures and Options
The Company uses exchange-traded Treasury futures and options to reduce market risk from changes in interest rates, and to manage the duration of assets and the duration of liabilities supported by those assets. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which are determined by the value of designated classes of Treasury securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures and options with regulated futures commissions merchants who are members of a trading exchange. The fair value of futures and options is based on market quotes.

Treasury futures move substantially in value as interest rates change and can be used to either modify or hedge existing interest rate risk. This strategy protects against the risk that cash flow requirements may necessitate liquidation of investments at unfavorable prices resulting from increases in interest rates. This strategy can be a more cost effective way of temporarily reducing the Company's exposure to a market decline than selling fixed income securities and purchasing a similar portfolio when such a decline is believed to be over.

If futures meet hedge accounting criteria, changes in their fair value are deferred and recognized as an adjustment to the carrying value of the hedged item. Deferred gains or losses from the hedges for interest-bearing financial instruments are amortized as a yield adjustment over the remaining lives of the hedged item. Futures that do not qualify as hedges are carried at fair value with changes in value reported in "Realized investment losses, net."

When the Company anticipates a significant decline in the stock market which will correspondingly affect its diversified portfolio, it may purchase put index options where the basket of securities in the index is appropriate to provide a hedge against a decrease in the value of the equity portfolio or a portion thereof. This strategy effects an orderly sale of hedged securities. When the Company has large cash flows which it has allocated for investment in equity securities, it may purchase call index options as a temporary hedge against an increase in the price of the securities it intends to purchase. This hedge permits such investment transactions to be executed with the least possible adverse market impact.

Option premium paid or received is reported as an asset or liability and amortized into income over the life of the option. If options meet the criteria for hedge accounting, changes in their fair value are deferred and recognized as an adjustment to the hedged item. Deferred gains or losses from the hedges for interest-bearing financial instruments are recognized as an adjustment to interest income or expense of the hedged item. If the options do not meet the criteria for hedge accounting, they are fair valued, with changes in fair value reported in current period earnings.

Pruco Life Insurance Company and Subsidiary


Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

11.  DERIVATIVE AND OFB-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (continued)

Currency Derivatives
The Company uses currency swaps to reduce market risk from changes in currency values of investments denominated in foreign currencies that the Company either holds or intends to acquire and to manage the currency exposures arising from mismatches between such foreign currencies and the US Dollar.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

If currency swaps are effective as hedges of foreign currency translation and transaction exposures, gains or losses are recorded in a manner similar to the hedged item. If currency swaps do not meet hedge accounting criteria, gains or losses from those derivatives are recognized in "Realized investment (losses) gains, net."

The table below summarizes the Company's outstanding positions by derivative instrument types as of December 31, 2001 and 2000. All amounts presented have been classified as other than trading based on management's intent at the time of contract and throughout the life of the contract.


                         Other than Trading Derivatives
                           December 31, 2001 and 2000
                                 (In Thousands)

                                                2001                                           2000
                            --------------------------------------------------------------------------------------------
                                              Estimated       Carrying                      Estimated       Carrying
                               Notional      Fair Value        Value         Notional       Fair Value        Value
Non-Hedge Accounting
---------------------------

Swap Instruments
Interest Rate
    Asset                        $   9,470       $    638        $    638      $   9,470        $    327       $    327
    Liability                            -              -               -              -               -              -
Currency
    Asset                           24,785          3,858           3,858              -               -              -
    Liability                            -              -               -              -               -              -
Future Contracts
US Treasury Futures
    Asset                           76,800            394             394        139,800           3,530          3,530
    Liability                       64,500            238             238         61,900           1,067          1,067

Hedge Accounting
---------------------------

Swap Instruments
Currency
    Asset                                -              -               -         28,326           1,633          2,155
    Liability                            -              -               -              -               -              -

Pruco Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

11.  DERIVATIVE AND OFB-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (continued)

Credit Risk
The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. All of the net credit exposure for the Company from derivative contracts are with investment grade counterparties. As of December 31, 2001, 86% of notional consisted of interest rate derivatives, and 14% of notional consisted of foreign currency derivatives.


12. CONTINGENCIES AND LITIGATION

Prudential and the Company are subject to legal and regulatory actions in the ordinary course of their businesses, including class actions. Pending legal and regulatory actions include proceedings relating to aspects of the businesses and operations that are specific to the Company and Prudential and that are typical of the businesses in which the Company and Prudential operate. Some of these proceedings have been brought on behalf of various alleged classes of complainants. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages.

Beginning in 1995, regulatory authorities and customers brought significant regulatory actions and civil litigation against the Company and Prudential involving individual life insurance sales practices. In 1996, Prudential, on behalf of itself and many of its life insurance subsidiaries including the Company entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the companies agreed to various changes to their sales and business practices controls, to a series of fines, and to provide specific forms of relief to eligible class members. Virtually all claims by class members filed in connection with the settlements have been resolved and virtually all aspects of the remediation program have been satisfied. While the approval of the class action settlement is now final, Prudential and the Company remain subject to oversight and review by insurance regulators and other regulatory authorities with respect to its sales practices and the conduct of the remediation program. The U.S. District Court has also retained jurisdiction as to all matters relating to the administration, consummation, enforcement and interpretation of the settlements.

As of December 31, 2001, Prudential and/or the Company remained a party to approximately 44 individual sales practices actions filed by policyholders who "opted out" of the class action settlement relating to permanent life insurance policies issued in the United States between 1982 and 1995. In addition, there were 19 sales practices actions pending that were filed by policyholders who were members of the class and who failed to "opt out" of the class action settlement. Prudential and the Company believe that those actions are governed by the class settlement release and expects them to be enjoined and/or dismissed. Additional suits may be filed by class members who "opted out" of the class settlements or who failed to "opt out" but nevertheless seek to proceed against Prudential and/or the Company. A number of the plaintiffs in these cases seek large and/or indeterminate amounts, including punitive or exemplary damages. Some of these actions are brought on behalf of multiple plaintiffs. It is possible that substantial punitive damages might be awarded in any of these actions and particularly in an action involving multiple plaintiffs.

Prudential has indemnified the Company for any liabilities incurred in connection with sales practices litigation covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995.

The Company's litigation is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on the Company's financial position.

Pruco Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

13.  DIVIDENDS

The Company is subject to Arizona law which limits the amount of dividends that insurance companies can pay to stockholders. The maximum dividend which may be paid in any twelve month period without notification or approval is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, the Company would not be permitted a dividend distribution until December 29, 2002.

During 2001, the Company received approval from the Arizona Department of Insurance to pay an extraordinary dividend to Prudential of $108 million.


14.  RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Expense Charges and Allocations
All of the Company's expenses are allocations or charges from Prudential or other affiliates. These expenses can be grouped into the following categories: general and administrative expenses, retail distribution expenses and asset management fees.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential to process transactions on behalf of the Company. Prudential and the Company operate under service and lease agreements whereby services of officers and employees (except for those agents employed directly by the Company in Taiwan), supplies, use of equipment and office space are provided by Prudential. The Company is allocated estimated distribution expenses from Prudential's retail agency network for both its domestic life and annuity products. The Company has capitalized the majority of these distribution expenses as deferred policy acquisition costs. Beginning April 1, 2000, Prudential and the Company agreed to revise the estimate of allocated distribution expenses to reflect a market based pricing arrangement.

In accordance with a profit sharing agreement with Prudential that was in effect through December 31, 2000, the Company received fee income from policyholder account balances invested in the Prudential Series Funds ("PSF"). These revenues were recorded as "Asset management fees" in the Consolidated Statements of Operations and Comprehensive Income. The Company was charged an asset management fee by Prudential Global Asset Management ("PGAM") and Jennison Associates LLC ("Jennison") for managing the PSF portfolio. These fees are a component of "general, administrative and other expenses."

On September 29, 2000, the Board of Directors for the Prudential Series Fund, Inc. ("PSFI") adopted resolutions to terminate the existing management agreement between PSFI and Prudential, and has appointed another subsidiary of Prudential as the fund manager for the PSF. The change was approved by the shareholders of PSF during early 2001 and effective January 1, 2001. The Company no longer receives fees associated with the PSF. In addition, the Company will no longer incur the asset management expense from PGAM and Jennison associated with the PSF.

Corporate Owned Life Insurance
The Company has sold three Corporate Owned Life Insurance ("COLI") policies to Prudential. The cash surrender value included in Separate Accounts was $647.2 million and $685.9 million at December 31, 2001 and December 31, 2000, respectively. The fees received related to the COLI policies were $7.0 million and $9.6 million for the years ending December 31, 2001 and 2000.

Pruco Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

14.  RELATED PARTY TRANSACTIONS (continued)

Reinsurance
The Company currently has four reinsurance agreements in place with Prudential and affiliates. Specifically, the Company has a reinsurance Group Annuity Contract, whereby the reinsurer, in consideration for a single premium payment by the Company, provides reinsurance equal to 100% of all payments due under the contract. In addition, there are two yearly renewable term agreements in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These agreements had no material effect on net income for the periods ended December 31, 2001 or 2000. The fourth agreement, which is new for 2001, is described in the following paragraphs.

On January 31, 2001, the Company transferred all of its assets and liabilities associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated Company, Prudential Life Insurance Company of Taiwan Inc. ("Prudential of Taiwan"), a wholly owned subsidiary of the Holding Company.

The mechanism used to transfer this block of business in Taiwan is referred to as a "full acquisition and assumption" transaction. Under this mechanism, the Company is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under accounting principles generally accepted in the United States. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established.

As part of this transaction, the Company made a capital contribution to Prudential of Taiwan in the amount of the net equity of the Company's Taiwan branch as of the date of transfer. In July 2001, the Company dividended its interest in Prudential of Taiwan to Prudential.

Premiums and benefits ceded for the period ending December 31, 2001 from the Taiwan coinsurance agreement were $82.4 million and $12.9 million, respectively.

Debt Agreements
In July 1998, the Company established a revolving line of credit facility of up to $500 million with Prudential Funding LLC, a wholly owned subsidiary of Prudential. There is no outstanding debt relating to this credit facility as of December 31, 2001 or December 31, 2000.

                        Report of Independent Accountants



   To the Board of Directors and Stockholder of Pruco Life Insurance Company

   In our opinion, the consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Pruco Life Insurance Company (a wholly-owned subsidiary of The Prudential Insurance Company of America) and its subsidiary at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



   PricewaterhouseCoopers LLP
   New York, New York
   February 21, 2002

                                     PART II

                                OTHER INFORMATION

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                     REPRESENTATION WITH RESPECT TO CHARGES

Pruco Life Insurance Company ("Pruco Life") represents that the fees and charges deducted under the Survivorship Variable Universal Life Insurance Contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

                   UNDERTAKING WITH RESPECT TO INDEMNIFICATION

The Registrant, in connection with certain affiliates, maintains various insurance coverages under which the underwriter and certain affiliated persons may be insured against liability which may be incurred in such capacity, subject to the terms, conditions, and exclusions of the insurance policies.

Arizona, being the state of organization of Pruco Life, permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et seq. of the Arizona Statutes Annotated. The text of Pruco Life's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to
Exhibit 3(ii) to its Form 10-Q, SEC File No. 33-37587, filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Cross-reference to items required by Form N-8B-2.


The prospectus consisting of 114 pages.


The undertaking to file reports.

The representation with respect to charges.

The undertaking with respect to indemnification.

The signatures.

Written consents of the following persons:

     1.   PricewaterhouseCoopers, LLP

     2.   Clifford E. Kirsch, Esq.

     3.   Pamela A. Schiz, FSA, MAAA

The following exhibits:

     1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

          A.   (1)  (a)  Resolution  of   Board  of  Directors  of   Pruco  Life
                         Insurance  Company establishing the Pruco Life Variable
                         Universal Account. (Note 5)

                    (b)  Amendment of Separate Account Resolution. (Note 9)

               (2)  Not Applicable.

               (3)  Distributing Contracts:

                    (a)  Distribution   Agreement   between   Pruco   Securities
                         Corporation and Pruco Life Insurance Company. (Note 5)

                    (b) Proposed form of Agreement between Pruco Securities Corporation and independent brokers with respect to the Sale of the Contracts. (Note 5)


                    (c)  Schedule of Sales Commissions. (Note 1)


                    (d)  Participation Agreements and Amendments:


                         (i)  (a)  AIM Variable Insurance Funds, Inc.,  AIM V.I.
                                   Value Fund. (Note 3)

                              (b)  Amendment  to  the  AIM   Variable  Insurance
                                   Funds, Inc. Participation Agreement. (Note 7)

                         (ii) (a) American Century Variable Portfolios, Inc., VP Value Portfolio. (Note 12)

                         (iii)(a)  Janus Aspen Series,  Growth Portfolio.  (Note
                                   3)


                              (b)  Amendment   to   the   Janus   Aspen   Series
                                   Participation Agreement. (Note 7)


                         (iv) (a) MFS Variable Insurance Trust, Emerging Growth Series. (Note 3)

                              (b) Amendment to the MFS Variable Insurance Trust Participation Agreement. (Note 7)

                         (v)  (a)  T. Rowe Price International   Series,   Inc.,
                                   International Stock Portfolio. (Note 3)

                              (b) Amendment to the T. Rowe Price International Series, Inc. Participation Agreement. (Note
                                   7)


                         (vi) (a)  Franklin   Templeton    Variable    Insurance
                                   Products Trust, Franklin Small Cap Fund - Class 2. (Note 9)


                              (b)  Amendment to the Franklin  Templeton Variable
                                   Insurance   Products    Trust   Participation
                                   Agreement. (Note 13)


               (4)  Not Applicable.

               (5) Survivorship Variable Universal Life Insurance Contract. (Note 9)

               (6)  (a)  Articles  of  Incorporation  of  Pruco  Life  Insurance
                         Company, as amended October 19, 1993. (Note 4)

                    (b) By-laws of Pruco Life Insurance Company, as amended May 6, 1997. (Note 6)

               (7)  Not Applicable.

               (8)  Not Applicable.

               (9)  Not Applicable.

               (10) (a) Application Form for Survivorship Variable Universal Life Insurance Contract. (Note 8)

                    (b) Supplement to the Application for Survivorship Variable Universal Life Insurance Contract. (Note 8)

               (11) Not Applicable.

               (12) Memorandum   describing   Pruco  Life  Insurance   Company's
                    issuance,   transfer,  and  redemption  procedures  for  the
                    Contracts pursuant to Rule 6e-3(T)(b)(12)(iii). (Note 9)

               (13) Available Contract Riders and Endorsements.

                    (a) Rider for Term Insurance Benefit on Life of Second Insured to Die. (Note 11)

                    (b)  Option to Exchange for Separate Contracts. (Note 11)

     2.   See Exhibit 1.A.(5).

     3. Opinion and Consent of Clifford E. Kirsch, Esq. as to the legality of the securities being registered. (Note 1)

     4.   None.

     5.   Not Applicable.


     6. Opinion and Consent of Pamela A. Schiz, FSA, MAAA, as to actuarial matters pertaining to the securities being registered. (Note 1)


     7.   Powers of Attorney.

          (a) Vivian L. Banta, Richard J. Carbone, Helen M. Galt, Jean D. Hamilton (Note 2)

          (b)  James J. Avery, Jr. (Note 3)

          (c) William Eckert, IV , Ronald P. Joelson, David R. Odenath, Jr. (Note 10)

(Note 1)  Filed herewith.

(Note 2) Incorporated by reference to Post-Effective Amendment No. 5 to Form S-6, Registration No. 333-85115, filed June 28, 2001 on behalf of the Pruco Life Variable Universal Account.

(Note 3) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6, Registration No. 333-07451, filed June 25, 1997 on behalf of the Pruco Life Variable Appreciable Account.

(Note 4) Incorporated by reference to Form S-6, Registration No. 333-07451, filed July 2, 1996 on behalf of the Pruco Life Variable Appreciable Account.

(Note 5) Incorporated by reference to Post-Effective Amendment No. 10 to Form S-6, Registration No. 33-29181, filed April 28, 1997 on behalf of the Pruco Life Variable Universal Account.

(Note 6) Incorporated by reference to Form 10-Q, Registration No. 33-37587, filed August 15, 1997 on behalf of the Pruco Life Insurance Company.

(Note 7) Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement filed April 14, 2000 on behalf of the Pruco Life Variable Universal Account.

(Note 8) Incorporated by reference to Form S-6, Registration No. 333-85115, filed on August 13, 1999 on behalf of the Pruco Life Variable Universal Account.

(Note 9) Incorporated by reference to Registrant's Form S-6, filed on January 5, 2000.

(Note 10) Incorporated by reference to Form N-4, Registration No. 333-52754, filed December 26, 2000 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 11) Incorporated  by reference to  Pre-Effective  Amendment  No. 1 to this
          Registration Statement filed April 14, 2000 on behalf of the Pruco Life Variable Universal Account.


(Note 12) Incorporated by reference for Post-Effective  Amendment No. 13 to Form
          S-6, Registration No. 33-29181, filed June 4, 1999 on behalf of the Pruco Life Variable Universal Account.

(Note 13) Incorporated by reference to  Post-Effective  Amendment No. 2 for Form
          S-6, Registration No. 333-85115, filed October 13, 2000 on behalf of the Pruco Life Variable Universal Account.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, the Pruco Life Variable Universal Account, certifies that this Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1), has occurred since the effective date of the most recent Post-Effective Amendment to the Registration Statement which included a prospectus and has duly caused this Registration
Statement to be signed on its behalf by the undersigned thereunto duly authorized and its seal hereunto affixed and attested, all in the city of Newark and the State of New Jersey, on this 22nd day of April, 2002.

(Seal)                Pruco Life Variable Universal Account
                                  (Registrant)

                        By: Pruco Life Insurance Company
                                   (Depositor)



Attest: /s/  Thomas C. Castano              By: /s/ Andrew J. Mako
        --------------------------------        --------------------------------
        Thomas C. Castano                       Andrew J. Mako
        Assistant Secretary                     Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 22nd day of April, 2002.

           Signature and Title
           -------------------



/s/ *
----------------------------------------
Vivian L. Banta
President, Chairperson. and Director


/s/ *
----------------------------------------
William J. Eckert, IV
Vice President and Chief Accounting Officer

/s/ *
----------------------------------------
James J. Avery, Jr.                        *By: /s/ Thomas C. Castano
Director                                        --------------------------------
                                                Thomas C. Castano
/s/ *                                           (Attorney-in-Fact)
----------------------------------------
Richard J. Carbone
Director

/s/ *
----------------------------------------
Helen M. Galt
Director

/s/ *
----------------------------------------
Jean D. Hamilton
Director

/s/ *
----------------------------------------
Ronald P. Joelson
Director

/s/ *
----------------------------------------
David R. Odenath, Jr.
Director

                       Consent of Independent Accountants



We hereby consent to the use in this Registration Statement on Form S-6 (the "Registration Statement") of our report dated April 15, 2002, relating to the financial statements of the Survivorship Variable Universal Life Subaccounts of Pruco Life Variable Universal Account, which appears in such Registration Statement. We also consent to the use in this Registration Statement of our report dated February 21, 2002, relating to the consolidated financial statements of Pruco Life Insurance Company and it subsidiaries, which appears in such Registration Statement. We also consent to the reference to us under the heading "Experts" in such Registration Statement.



PricewaterhouseCoopers LLP

New York, New York
April 22, 2002

                                  EXHIBIT INDEX


               Consent of PricewaterhouseCoopers LLP, independent accountants


  1.A.(3)(c)   Schedule of Sales Commissions.                           Page II-

          3.   Opinion and  Consent of  Clifford E.  Kirsch,            Page II-
               Esq. as to the legality of the securities being registered

          6.   Opinion and Consent of Pamela A. Schiz, MAAA,            Page II-
               FSA, as to actuarial matters pertaining to the securities being registered